Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Direxion Auspice Broad Commodity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Direxion Auspice Broad Commodity Strategy ETF
Class Name	Direxion Auspice Broad Commodity Strategy ETF
Trading Symbol	COM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Auspice Broad Commodity Strategy ETF for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Auspice Broad Commodity Strategy ETF	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Auspice Broad Commodity Strategy ETF seeks investment results, before fees and expenses, that track the Auspice Broad Commodity Index. The Auspice Broad Commodity Index is a rules-based long/flat broad commodity index that seeks to capture the majority of the commodity upside returns, while seeking to mitigate downside risk. The Index is made up of a diversified portfolio of 12 commodities futures contracts (Silver, Gold, Copper, Heating Oil, Natural Gas, Gasoline, Crude Oil, Wheat, Soybeans, Corn, Cotton, and Sugar) that based on price trends can individually be Long or Flat (in Cash).
Over the Annual Period, the index reflected a mixed but generally constructive backdrop for commodities as markets reacted to shifting growth expectations, supply changes, and geopolitical events. Energy contracts were influenced by production decisions from major exporters, inventory trends, and evolving demand for transportation fuels and petrochemicals. Precious and industrial metals responded to changing interest-rate expectations, currency moves, and manufacturing activity across major economies. Agricultural contracts were driven by planting and harvest outcomes, weather patterns, and export demand. The index’s tactical methodology captured these cross-currents by emphasizing commodities exhibiting more persistent price trends.
For the Annual Period, the Auspice Broad Commodity Index returned 0.11% and had volatility of 8.69%. Given the calendar month investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Auspice Broad Commodity Strategy ETF returned 3.62%, while the model provided a return of 0.11%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2017)
Direxion Auspice Broad Commodity Strategy ETF NAV	3.62	10.77	5.63
S&P 500® Index	21.45	17.64	15.09
Auspice Broad Commodity Index	0.11	8.37	3.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 174,954,099
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 1,111,629
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$174,954,099
Number of Holdings	8
Net Advisory Fee	$1,111,629
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Futures Contracts	60.8%
Total (as % of net assets)	60.8%

Security Type	(%)
Short-Term Investments and Other Assets	96.4%
Futures Contracts	3.6%

Top Holdings	(%)
Dreyfus Government Cash Management Institutional Shares	96.9%
Silver December 2025 Futures	1.5%
Gold December 2025 Futures	0.8%
Copper December 2025 Futures	0.7%
Gasoline RBOB November 2025 Futures	0.5%
WTI Crude November 2025 Futures	0.1%
NY Harbor ULSD May 2026 Futures	0.0%
Soybean November 2026 Futures	0.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion HCM Tactical Enhanced US ETF
Shareholder Report [Line Items]
Fund Name	Direxion HCM Tactical Enhanced US ETF
Class Name	Direxion HCM Tactical Enhanced US ETF
Trading Symbol	HCMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion HCM Tactical Enhanced US ETF for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion HCM Tactical Enhanced US ETF	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion HCM Tactical Enhanced US ETF is actively managed and seeks to provide enhanced returns across multiple market cycles that are broadly correlated to the U.S. equity markets. The Fund uses a proprietary quantitative investment model based on the HCM-BuyLine® developed by the Fund’s subadviser, Howard Capital Management, Inc., to determine the Fund’s allocation to U.S. equity securities and/or cash and cash equivalents (i.e., U.S. money market funds, U.S. government securities and/or similar securities). The Fund will invest in, or have exposure to, U.S. equity securities in order to achieve capital appreciation, or will invest in cash or cash equivalents in order to attempt to preserve capital during market downturns. When the Model indicates a change in market trends, the Fund may be invested in a combination of U.S. equities and cash or cash equivalents. When allocated to U.S. equities, the Fund will seek leveraged exposure of its net assets through investments in derivatives, such as swaps, in order to achieve enhanced returns.
When the Fund is allocated to U.S. equity securities, it will have approximately the following daily exposures: 80% to the securities of the S&P 500® Index, up to 80% exposure to all of the securities of the NASDAQ-100 Index, and up to 40% exposure to the securities of a specific sector or industry. The Fund will utilize leverage to achieve total exposure of up to 200% of the Fund’s net assets to these allocations.
Over the Annual Period, the Direxion HCM Tactical Enhanced US ETF positioning reflected a dynamic approach to equity allocation that responded to changing market trends, momentum signals, and sector strength. The Fund’s model allocated to equities when the trend indicators favored risk-on environments, and shifted toward cash or cash equivalents during periods of weakening breadth or momentum. Within its equity allocation, the Fund combined broad market exposure (via the S&P 500® and NASDAQ-100®) with a tactical sector or industry weighting intended to capture shorter-term leadership shifts. The use of leverage amplified the Fund’s exposure during equity-upturn phases, while cash allocations helped mitigate downside exposure. Portfolio implementation included derivative instruments and swaps to achieve the target exposures. The Fund’s flexible framework allowed management to adjust daily to signals from the model rather than being restricted to static benchmarks. Overall, the Fund’s results during the Annual Period were driven by the subadviser’s model interpretation of trend, sector rotation, and market-risk environment.
For the Annual Period, the S&P 500® Index returned 21.45%, while the Fund returned 19.49%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/22/2023)
Direxion HCM Tactical Enhanced US ETF NAV	19.49	24.05
S&P 500® Index	21.45	22.62
NASDAQ-100 Index	30.95	27.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 602,666,083
Holdings Count | $ / shares	509
Advisory Fees Paid, Amount	$ 4,887,550
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$602,666,083
Number of Holdings	509
Net Advisory Fee	$4,887,550
Portfolio Turnover	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	103.4%
Common Stocks	79.7%
Total (as % of net assets)	183.1%

Security Type	(%)
Common Stocks	79.7%
Total Return Swap Contracts	16.2%
Short-Term Investments and Other Assets	4.1%

Top Holdings	(%)
Dreyfus Treasury Securities Cash Management Institutional Shares	15.6%
Invesco QQQ Trust Series 1 total return swap	10.7%
NVIDIA Corp.	6.7%
Apple, Inc.	5.5%
Technology Select Sector SPDR Fund total return swap	5.4%
Microsoft Corp.	5.3%
Amazon.com, Inc.	3.2%
Dreyfus Government Cash Management Institutional Shares	2.8%
Broadcom, Inc.	2.4%
Alphabet, Inc. Class A	2.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion NASDAQ-100® Equal Weighted Index Shares
Shareholder Report [Line Items]
Fund Name	Direxion NASDAQ-100® Equal Weighted Index Shares
Class Name	Direxion NASDAQ-100® Equal Weighted Index Shares
Trading Symbol	QQQE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion NASDAQ-100® Equal Weighted Index Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion NASDAQ-100® Equal Weighted Index Shares	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion NASDAQ-100 Equal Weighted Index Shares seeks investment results, before fees and expenses, that track the NASDAQ-100 Equal Weighted Index. The NASDAQ-100® Equal Weighted Index (NETR) includes 100 of the largest non-financial securities listed on NASDAQ®, but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The index is reviewed and adjusted annually in December, but replacements may be made any time throughout the year. The index is rebalanced quarterly in March, June, September and December.
During the Annual Period, the index reflected broad participation from large-cap growth companies, rather than a narrow focus on a handful of mega-cap leaders. Technology and communication services names tied to cloud computing, semiconductors, and digital platforms remained important drivers of returns. The equal-weight approach increased the influence of mid- and smaller mega-cap stocks, allowing more companies to contribute when leadership rotated beneath the largest market-cap tier. Volatility occasionally picked up as investors reassessed valuations and earnings expectations across higher-growth businesses. Overall, the index captured a diversified view of the same universe as the traditional NASDAQ-100, with more balanced stock-level representation.
For the Annual Period, the NASDAQ-100 Equal Weighted Index returned 17.52% and had volatility of 21.26%. Given the calendar month investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion NASDAQ-100 Equal Weighted Index Shares returned 17.12%, while the model provided a return of 17.52%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion NASDAQ-100® Equal Weighted Index Shares NAV	17.12	12.04	13.52
S&P 500® Index	21.45	17.64	14.64
NASDAQ-100 Equal Weighted Index	17.52	12.37	13.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,176,644,586
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 3,760,238
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,176,644,586
Number of Holdings	103
Net Advisory Fee	$3,760,238
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Common Stocks	99.9%
Total (as % of net assets)	99.9%

Index Composition	(%)
Information Technology	41.8%
Consumer Discretionary	11.6%
Industrials	11.0%
Health Care	10.2%
Communication Services	9.7%
Consumer Staples	6.7%
Utilities	4.3%
Energy	2.0%
Financials	1.0%
Materials	0.9%
Real Estate	0.8%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	1.6%
Micron Technology, Inc.	1.3%
Intel Corp.	1.3%
Marvell Technology, Inc.	1.2%
Lam Research Corp.	1.2%
Applied Materials, Inc.	1.2%
Intuitive Surgical, Inc.	1.2%
ARM Holdings PLC ADR	1.2%
Datadog, Inc.	1.1%
Warner Bros Discovery, Inc.	1.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AAPL Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AAPL Bear 1X Shares
Class Name	Direxion Daily AAPL Bear 1X Shares
Trading Symbol	AAPD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AAPL Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AAPL Bear 1X Shares	$82	0.91%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AAPL Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Apple Inc. Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services.
Over the Annual Period, Apple’s stock reflected trends in global smartphone demand, device-upgrade cycles, and performance across its services ecosystem. Hardware results were influenced by product-refresh timing, supply-chain conditions, and regional consumer demand. Services revenue contributed steadily, supported by cloud, media, and payments offerings. Developments in artificial-intelligence functionality, chip design, and operating-system integrations helped shape market sentiment. Overall, the stock’s movement captured investor expectations around product adoption, ecosystem engagement, and revenue diversification.
For the Annual Period, Apple Inc. returned 19.68% and had volatility of 32.36%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AAPL Bear 1X Shares returned -19.74%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Apple Inc.’s volatility, provided a return of -25.20%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily AAPL Bear 1X Shares NAV	-19.74	-15.16
S&P 500® Index	21.45	18.57
Apple Inc.	19.68	16.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 24,085,865
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 221,193
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$24,085,865
Number of Holdings	9
Net Advisory Fee	$221,193
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AAPL Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AAPL Bull 2X Shares
Class Name	Direxion Daily AAPL Bull 2X Shares
Trading Symbol	AAPU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AAPL Bull 2X Shares for the period of November 1, 2024 to October 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AAPL Bull 2X Shares	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AAPL Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Apple Inc. Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services.
Over the Annual Period, Apple’s stock reflected trends in global smartphone demand, device-upgrade cycles, and performance across its services ecosystem. Hardware results were influenced by product-refresh timing, supply-chain conditions, and regional consumer demand. Services revenue contributed steadily, supported by cloud, media, and payments offerings. Developments in artificial-intelligence functionality, chip design, and operating-system integrations helped shape market sentiment. Overall, the stock’s movement captured investor expectations around product adoption, ecosystem engagement, and revenue diversification.
For the Annual Period, Apple Inc. returned 19.68% and had volatility of 32.36%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AAPL Bull 2X Shares returned 17.77%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Apple Inc.’s volatility, provided a return of 30.43%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily AAPL Bull 2X Shares NAV	17.77	18.89
S&P 500® Index	21.45	18.57
Apple Inc.	19.68	16.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 216,406,186
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 1,226,695
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$216,406,186
Number of Holdings	10
Net Advisory Fee	$1,226,695
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	188.6%
Common Stocks	11.4%
Total (as % of net assets)	200.0%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily AAPL Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Apple Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily AAPL Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Apple Inc.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AI and Big Data Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AI and Big Data Bear 2X Shares
Class Name	Direxion Daily AI and Big Data Bear 2X Shares
Trading Symbol	AIBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AI and Big Data Bear 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AI and Big Data Bear 2X Shares	$64	0.95%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AI and Big Data Bear 2X Shares seeks daily investment results, before fees and expenses, of -200% of the performance of the Solactive US AI & Big Data Index. The Solactive US AI & Big Data Index is designed by Solactive AG to represent the securities of companies from the United States that have business operations in the field of artificial intelligence (“AI”) applications and big data.
During the Annual Period, the index reflected sustained interest in artificial intelligence and data-centric business models. Semiconductor and hardware providers benefited from demand for high-performance computing infrastructure and specialized AI accelerators. Software companies focused on analytics, machine learning platforms, and AI-enabled enterprise applications saw demand tied to digital-transformation initiatives. Data and cloud services providers were influenced by customer spending on storage, processing, and data-management solutions. While growth prospects remained strong, valuation sensitivity and the timing of AI-related revenue ramp-ups contributed to notable volatility within the index.
For the Annual Period, the Solactive US AI & Big Data Index returned 57.86% and had volatility of 21.93%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily AI and Big Data Bear 2X Shares returned -65.62%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Solactive US AI & Big Data Index’s volatility, provided a return of -42.22%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/15/2024)
Direxion Daily AI and Big Data Bear 2X Shares NAV	-65.62	-58.89
S&P 500® Index	21.45	21.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,728,845
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,728,845
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	28.3%
Software	26.8%
Interactive Media & Services	11.5%
Technology Hardware, Storage & Peripherals	10.7%
IT Services	9.1%
Broadline Retail	6.8%
Communications Equipment	5.3%
Life Sciences Tools & Services	1.3%
Professional Services	0.2%

Top 10 Constituents of Index	(%)
Broadcom, Inc.	8.1%
Apple, Inc.	8.0%
NVIDIA Corp.	7.3%
Amazon.com, Inc.	6.8%
Intel Corp.	6.6%
Microsoft Corp.	6.3%
Advanced Micro Devices, Inc.	6.0%
Meta Platforms, Inc.	5.8%
Alphabet, Inc.	5.7%
Arista Networks, Inc.	5.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AI and Big Data Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AI and Big Data Bull 2X Shares
Class Name	Direxion Daily AI and Big Data Bull 2X Shares
Trading Symbol	AIBU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AI and Big Data Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AI and Big Data Bull 2X Shares	$149	0.95%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AI and Big Data Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Solactive US AI & Big Data Index. The Solactive US AI & Big Data Index is designed by Solactive AG to represent the securities of companies from the United States that have business operations in the field of artificial intelligence (“AI”) applications and big data.
During the Annual Period, the index reflected sustained interest in artificial intelligence and data-centric business models. Semiconductor and hardware providers benefited from demand for high-performance computing infrastructure and specialized AI accelerators. Software companies focused on analytics, machine learning platforms, and AI-enabled enterprise applications saw demand tied to digital-transformation initiatives. Data and cloud services providers were influenced by customer spending on storage, processing, and data-management solutions. While growth prospects remained strong, valuation sensitivity and the timing of AI-related revenue ramp-ups contributed to notable volatility within the index.
For the Annual Period, the Solactive US AI & Big Data Index returned 57.86% and had volatility of 21.93%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily AI and Big Data Bull 2X Shares returned 113.55%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Solactive US AI & Big Data Index’s volatility, provided a return of 127.93%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/15/2024)
Direxion Daily AI and Big Data Bull 2X Shares NAV	113.55	89.78
S&P 500® Index	21.45	21.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 48,845,013
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 117,670
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$48,845,013
Number of Holdings	38
Net Advisory Fee	$117,670
Portfolio Turnover	113%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	119.6%
Common Stocks	80.4%
Total (as % of net assets)	200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	28.3%
Software	26.8%
Interactive Media & Services	11.5%
Technology Hardware, Storage & Peripherals	10.7%
IT Services	9.1%
Broadline Retail	6.8%
Communications Equipment	5.3%
Life Sciences Tools & Services	1.3%
Professional Services	0.2%

Top 10 Constituents of Index	(%)
Broadcom, Inc.	8.1%
Apple, Inc.	8.0%
NVIDIA Corp.	7.3%
Amazon.com, Inc.	6.8%
Intel Corp.	6.6%
Microsoft Corp.	6.3%
Advanced Micro Devices, Inc.	6.0%
Meta Platforms, Inc.	5.8%
Alphabet, Inc.	5.7%
Arista Networks, Inc.	5.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMD Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMD Bear 1X Shares
Class Name	Direxion Daily AMD Bear 1X Shares
Trading Symbol	AMDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AMD Bear 1X Shares for the period of February 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily AMD Bear 1X Shares	$46	0.95%
[1],[2]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMD Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Advanced Micro Devices, Inc. (AMD). Advanced Micro Devices, Inc. is a global semiconductor company incorporated in 1969. The Company is focused on high-performance computing, graphics and visualization technologies.
Since the Fund’s inception on February 12, 2025 through October 31, 2025 (the “Partial Period”), AMD’s stock reflected demand for data-center processors, AI accelerators, and next-generation client computing hardware. Competitive dynamics in high-performance CPUs and GPUs influenced market sentiment as customers evaluated product roadmaps. Cloud and enterprise spending on AI-related workloads supported interest in the company’s data-center offerings. Consumer-device trends contributed variability tied to PC refresh cycles and gaming activity. Overall, the stock captured the company’s positioning within a rapidly evolving semiconductor landscape centered on AI and advanced computing.
For the Partial Period, AMD returned 130.53% and had volatility of 50.36%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AMD Bear 1X Shares returned -66.16%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the AMD’s volatility, provided a return of -67.65%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (02/12/2025)
Direxion Daily AMD Bear 1X Shares NAV	-66.16
S&P 500® Index	13.77
Advanced Micro Devices, Inc.	130.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 24,450,856
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 25,739
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$24,450,856
Number of Holdings	8
Net Advisory Fee	$25,739
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMD Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMD Bull 2X Shares
Class Name	Direxion Daily AMD Bull 2X Shares
Trading Symbol	AMUU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AMD Bull 2X Shares for the period of February 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily AMD Bull 2X Shares	$163	0.95%
[3],[4]
Expenses Paid, Amount	$ 163
Expense Ratio, Percent	0.95%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMD Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Advanced Micro Devices, Inc. (AMD). Advanced Micro Devices, Inc. is a global semiconductor company incorporated in 1969. The Company is focused on high-performance computing, graphics and visualization technologies.
Since the Fund’s inception on February 12, 2025 through October 31, 2025 (the “Partial Period”), AMD’s stock reflected demand for data-center processors, AI accelerators, and next-generation client computing hardware. Competitive dynamics in high-performance CPUs and GPUs influenced market sentiment as customers evaluated product roadmaps. Cloud and enterprise spending on AI-related workloads supported interest in the company’s data-center offerings. Consumer-device trends contributed variability tied to PC refresh cycles and gaming activity. Overall, the stock captured the company’s positioning within a rapidly evolving semiconductor landscape centered on AI and advanced computing.
For the Partial Period, AMD returned 130.53% and had volatility of 50.36%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AMD Bull 2X Shares returned 278.93%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the AMD’s volatility, provided a return of 306.57%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (02/12/2025)
Direxion Daily AMD Bull 2X Shares NAV	278.93
S&P 500® Index	13.77
Advanced Micro Devices, Inc.	130.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 63,205,881
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 104,525
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$63,205,881
Number of Holdings	11
Net Advisory Fee	$104,525
Portfolio Turnover	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	193.0%
Common Stocks	7.0%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMZN Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMZN Bear 1X Shares
Class Name	Direxion Daily AMZN Bear 1X Shares
Trading Symbol	AMZD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AMZN Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AMZN Bear 1X Shares	$82	0.95%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMZN Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Amazon.com, Inc. Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services.
During the Annual Period, Amazon’s stock movement reflected results across its e-commerce, cloud-computing, and advertising operations. Retail performance was influenced by consumer-spending trends, fulfillment efficiency, and inventory management. Amazon Web Services contributed meaningfully, shaped by enterprise cloud adoption, artificial-intelligence workloads, and infrastructure-investment cycles. Digital advertising continued to support revenue diversity and margin expansion. Logistics, automation initiatives, and cost-structure improvements also influenced sentiment. Overall, the stock captured broad-based exposure to consumer demand, enterprise technology spending, and digital-advertising growth.
For the Annual Period, Amazon.com, Inc. returned 31.02% and had volatility of 35.16%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AMZN Bear 1X Shares returned -27.95%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Amazon.com, Inc.’s volatility, provided a return of -32.58%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily AMZN Bear 1X Shares NAV	-27.95	-22.58
S&P 500® Index	21.45	21.21
Amazon.com, Inc.	31.02	23.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 10,551,784
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 30,011
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$10,551,784
Number of Holdings	6
Net Advisory Fee	$30,011
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AMZN Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AMZN Bull 2X Shares
Class Name	Direxion Daily AMZN Bull 2X Shares
Trading Symbol	AMZU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AMZN Bull 2X Shares for the period of November 1, 2024 to October 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AMZN Bull 2X Shares	$102	0.86%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AMZN Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Amazon.com, Inc. Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services.
During the Annual Period, Amazon’s stock movement reflected results across its e-commerce, cloud-computing, and advertising operations. Retail performance was influenced by consumer-spending trends, fulfillment efficiency, and inventory management. Amazon Web Services contributed meaningfully, shaped by enterprise cloud adoption, artificial-intelligence workloads, and infrastructure-investment cycles. Digital advertising continued to support revenue diversity and margin expansion. Logistics, automation initiatives, and cost-structure improvements also influenced sentiment. Overall, the stock captured broad-based exposure to consumer demand, enterprise technology spending, and digital-advertising growth.
For the Annual Period, Amazon.com, Inc. returned 31.02% and had volatility of 35.16%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AMZN Bull 2X Shares returned 36.21%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Amazon.com, Inc.’s volatility, provided a return of 51.97%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily AMZN Bull 2X Shares NAV	36.21	21.76
S&P 500® Index	21.45	21.21
Amazon.com, Inc.	31.02	23.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 351,705,770
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 1,891,324
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$351,705,770
Number of Holdings	7
Net Advisory Fee	$1,891,324
Portfolio Turnover	56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	187.0%
Common Stocks	13.0%
Total (as % of net assets)	200.0%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily AMZN Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Amazon.com, Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily AMZN Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Amazon.com, Inc.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AVGO Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AVGO Bear 1X Shares
Class Name	Direxion Daily AVGO Bear 1X Shares
Trading Symbol	AVS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AVGO Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AVGO Bear 1X Shares	$64	0.95%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AVGO Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Broadcom, Inc. Broadcom Inc. is an American multinational designer, developer, manufacturer, and global supplier of a wide range of semiconductor and infrastructure software products. Broadcom’s product offerings serve the data center, networking, software, broadband, wireless, storage, and industrial markets.
Across the Annual Period, Broadcom’s stock reflected trends in networking demand, data-center infrastructure, and artificial-intelligence accelerators. Semiconductor results were influenced by enterprise networking upgrades, wireless-device adoption, and cloud-infrastructure spending. The company’s software segment contributed steady results tied to subscription contracts and mission-critical enterprise applications. AI-related custom chips and networking solutions continued to shape investor sentiment. Overall, the stock captured Broadcom’s diversified exposure across semiconductors, infrastructure, and enterprise software.
For the Annual Period, Broadcom, Inc. returned 117.72% and had volatility of 35.02%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AVGO Bear 1X Shares returned -64.94%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Broadcom, Inc.’s volatility, provided a return of -67.59%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/10/2024)
Direxion Daily AVGO Bear 1X Shares NAV	-64.94	-59.54
S&P 500® Index	21.45	18.48
Broadcom Inc.	117.72	91.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 11,628,244
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 39,208
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,628,244
Number of Holdings	8
Net Advisory Fee	$39,208
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily AVGO Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily AVGO Bull 2X Shares
Class Name	Direxion Daily AVGO Bull 2X Shares
Trading Symbol	AVL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily AVGO Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily AVGO Bull 2X Shares	$185	0.89%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily AVGO Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Broadcom, Inc. Broadcom Inc. is an American multinational designer, developer, manufacturer, and global supplier of a wide range of semiconductor and infrastructure software products. Broadcom’s product offerings serve the data center, networking, software, broadband, wireless, storage, and industrial markets.
Across the Annual Period, Broadcom’s stock reflected trends in networking demand, data-center infrastructure, and artificial-intelligence accelerators. Semiconductor results were influenced by enterprise networking upgrades, wireless-device adoption, and cloud-infrastructure spending. The company’s software segment contributed steady results tied to subscription contracts and mission-critical enterprise applications. AI-related custom chips and networking solutions continued to shape investor sentiment. Overall, the stock captured Broadcom’s diversified exposure across semiconductors, infrastructure, and enterprise software.
For the Annual Period, Broadcom, Inc. returned 117.72% and had volatility of 35.02%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily AVGO Bull 2X Shares returned 216.19%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Broadcom, Inc.’s volatility, provided a return of 252.09%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/10/2024)
Direxion Daily AVGO Bull 2X Shares NAV	216.19	145.91
S&P 500® Index	21.45	18.48
Broadcom Inc.	117.72	91.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 122,891,376
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 559,636
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$122,891,376
Number of Holdings	10
Net Advisory Fee	$559,636
Portfolio Turnover	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	185.8%
Common Stocks	14.2%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BA Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily BA Bear 1X Shares
Class Name	Direxion Daily BA Bear 1X Shares
Trading Symbol	BOED
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily BA Bear 1X Shares for the period of April 23, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily BA Bear 1X Shares	$45	0.95%
[5],[6]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily BA Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of The Boeing Company. The Boeing Company is an aerospace company, which engages in the manufacture of commercial jetliners and defense, space, and security systems. It operates through the following segments: Commercial Airplanes (BCA), Defense, Space and Security (BDS), Global Services (BGS), and Boeing Capital (BCC).
Since the Fund’s inception on April 23, 2025 through October 31, 2025 (the “Partial Period”), Boeing’s stock reflected developments across its commercial-aircraft programs, production schedules, and regulatory oversight. Order activity and fleet-planning decisions by airlines contributed to sentiment as carriers evaluated long-term capacity needs and aircraft mix. Progress toward stabilizing manufacturing operations, addressing quality and delivery milestones, and working through existing backlogs remained a key area of market focus. Defense and space businesses provided additional updates tied to contract execution and program funding. Overall, the stock captured the interplay between operational improvement efforts, industry demand, and regulatory and execution risks over a relatively short evaluation window.
For the Partial Period, The Boeing Company returned 23.69% and had volatility of 41.22%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily BA Bear 1X Shares returned -19.90%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and The Boeing Company’s volatility, provided a return of -17.66%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (04/23/2025)
Direxion Daily BA Bear 1X Shares NAV	-19.90
S&P 500® Index	30.19
The Boeing Company	23.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,460,266
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,460,266
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BA Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily BA Bull 2X Shares
Class Name	Direxion Daily BA Bull 2X Shares
Trading Symbol	BOEU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily BA Bull 2X Shares for the period of April 23, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily BA Bull 2X Shares	$59	0.95%
[7],[8]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.95%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily BA Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of The Boeing Company. The Boeing Company is an aerospace company, which engages in the manufacture of commercial jetliners and defense, space, and security systems. It operates through the following segments: Commercial Airplanes (BCA), Defense, Space and Security (BDS), Global Services (BGS), and Boeing Capital (BCC).
Since the Fund’s inception on April 23, 2025 through October 31, 2025 (the “Partial Period”), Boeing’s stock reflected developments across its commercial-aircraft programs, production schedules, and regulatory oversight. Order activity and fleet-planning decisions by airlines contributed to sentiment as carriers evaluated long-term capacity needs and aircraft mix. Progress toward stabilizing manufacturing operations, addressing quality and delivery milestones, and working through existing backlogs remained a key area of market focus. Defense and space businesses provided additional updates tied to contract execution and program funding. Overall, the stock captured the interplay between operational improvement efforts, industry demand, and regulatory and execution risks over a relatively short evaluation window.
For the Partial Period, The Boeing Company returned 23.69% and had volatility of 41.22%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily BA Bull 2X Shares returned 37.91%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and The Boeing Company’s volatility, provided a return of 30.54%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (04/23/2025)
Direxion Daily BA Bull 2X Shares NAV	37.91
S&P 500® Index	30.19
The Boeing Company	23.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 20,561,347
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 39,761
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$20,561,347
Number of Holdings	10
Net Advisory Fee	$39,761
Portfolio Turnover	35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	183.5%
Common Stocks	16.5%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Biotech Top 5 Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Biotech Top 5 Bull 2X ETF
Class Name	Direxion Daily Biotech Top 5 Bull 2X ETF
Trading Symbol	TBXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Biotech Top 5 Bull 2X ETF for the period of October 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Biotech Top 5 Bull 2X ETF	$9	0.95%
[9],[10]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.95%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Biotech Top 5 Bull 2X ETF seeks daily investment results, before fees and expenses, of 200% of the performance of the NYSE Biotechnology Top 5 Equal Weight Index. The NYSE Biotechnology Top 5 Equal Weight Index consists of the top five securities in the NYSE Biotechnology Index, which includes U.S.-listed companies in the biotechnology sub-industry as classified by the Global Industry Classification Standards.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index reflected the event-driven nature of large biotechnology companies, with performance shaped by product updates, regulatory developments, and major clinical-trial milestones. Investor attention remained on data readouts in oncology, immunology, and rare-disease pipelines, along with the commercial progress of recently launched therapies. Competitive dynamics and patent-cycle considerations contributed to stock-level differentiation. Market sentiment in the sector also responded to broader discussions around reimbursement, pricing, and innovation funding. Overall, the index captured the characteristics of a concentrated group of leading biotechnology companies during a short but active reporting period.
For the Partial Period, the NYSE Biotechnology Top 5 Equal Weight Index returned 7.68% and had volatility of 17.03%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Biotech Top 5 Bull 2X ETF returned 14.95%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE Biotechnology Top 5 Equal Weight Index’s volatility, provided a return of 8.25%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (10/1/2025)
Direxion Daily Biotech Top 5 Bull 2X ETF NAV	14.95
S&P 500® Index	2.34
NYSE Biotechnology Top 5 Equal Weight Index	7.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,592,350
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,592,350
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	156.0%
Common Stocks	44.0%
Total (as % of net assets)	200.0%

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Regeneron Pharmaceuticals, Inc.	21.7%
Amgen, Inc.	20.2%
Vertex Pharmaceuticals, Inc.	20.2%
Gilead Sciences, Inc.	19.6%
Alnylam Pharmaceuticals, Inc.	18.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BRKB Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily BRKB Bear 1X Shares
Class Name	Direxion Daily BRKB Bear 1X Shares
Trading Symbol	BRKD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily BRKB Bear 1X Shares for the period of December 11, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily BRKB Bear 1X Shares	$85	0.95%
[11],[12]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.95%	[12]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily BRKB Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Berkshire Hathaway Inc. (Class B). Berkshire Hathaway Inc. is a holding company owning subsidiaries engaged in numerous diverse business activities. The most important of these are insurance businesses conducted on both a primary basis and a reinsurance basis, a freight rail transportation business and a group of utility and energy generation and distribution businesses. Berkshire also owns and operates numerous other businesses engaged in a variety of manufacturing, services, retailing and other activities.
Since the Fund’s inception on December 11, 2024 through October 31, 2025 (the “Partial Period”), Berkshire Hathaway’s stock reflected results across its core insurance operations, investment holdings, and industrial subsidiaries. Insurance underwriting trends, catastrophe experience, and float generation contributed to market attention. The performance of major public-equity positions influenced sentiment as broader market conditions evolved. Industrial, utility, and transportation businesses responded to shifts in economic activity, input costs, and regulatory developments. Overall, the stock captured diversified exposure to multiple sectors through the company’s varied operating and investment portfolio.
For the Partial Period, Berkshire Hathaway Inc. (Class B) returned 3.25% and had volatility of 11.33%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily BRKB Bear 1X Shares returned -0.08%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Berkshire Hathaway Inc. (Class B)’s volatility, provided a return of -6.42%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (12/11/2024)
Direxion Daily BRKB Bear 1X Shares NAV	-0.08
S&P 500® Index	14.61
Berkshire Hathaway, Inc.	3.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,029,543
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 2,325
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,029,543
Number of Holdings	7
Net Advisory Fee	$2,325
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily BRKB Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily BRKB Bull 2X Shares
Class Name	Direxion Daily BRKB Bull 2X Shares
Trading Symbol	BRKU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily BRKB Bull 2X Shares for the period of December 11, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily BRKB Bull 2X Shares	$78	0.90%
[13],[14]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.90%	[14]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily BRKB Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Berkshire Hathaway Inc. (Class B). Berkshire Hathaway Inc. is a holding company owning subsidiaries engaged in numerous diverse business activities. The most important of these are insurance businesses conducted on both a primary basis and a reinsurance basis, a freight rail transportation business and a group of utility and energy generation and distribution businesses. Berkshire also owns and operates numerous other businesses engaged in a variety of manufacturing, services, retailing and other activities.
Since the Fund’s inception on December 11, 2024 through October 31, 2025 (the “Partial Period”), Berkshire Hathaway’s stock reflected results across its core insurance operations, investment holdings, and industrial subsidiaries. Insurance underwriting trends, catastrophe experience, and float generation contributed to market attention. The performance of major public-equity positions influenced sentiment as broader market conditions evolved. Industrial, utility, and transportation businesses responded to shifts in economic activity, input costs, and regulatory developments. Overall, the stock captured diversified exposure to multiple sectors through the company’s varied operating and investment portfolio.
For the Partial Period, Berkshire Hathaway Inc. (Class B) returned 3.25% and had volatility of 11.33%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily BRKB Bull 2X Shares returned -6.26%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Berkshire Hathaway Inc. (Class B)’s volatility, provided a return of 3.69%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (12/11/2024)
Direxion Daily BRKB Bull 2X Shares NAV	-6.26
S&P 500® Index	14.61
Berkshire Hathaway, Inc.	3.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 76,191,806
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 293,327
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$76,191,806
Number of Holdings	9
Net Advisory Fee	$293,327
Portfolio Turnover	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	184.9%
Common Stocks	15.1%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Crypto Industry Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Crypto Industry Bear 1X Shares
Class Name	Direxion Daily Crypto Industry Bear 1X Shares
Trading Symbol	REKT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Crypto Industry Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Crypto Industry Bear 1X Shares	$35	0.45%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Crypto Industry Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the Solactive Distributed Ledger & Decentralized Payment Tech Index. The Solactive Distributed Ledger & Decentralized Payment Tech Index seeks to track the performance of US-listed securities that have business operations in the field of distributed ledger or decentralized payment technology, which includes the following business fields: blockchain technology, non-fungible tokens, decentralized finance, and digital asset mining hardware.
Over the Annual Period, the index reflected evolving sentiment toward blockchain technologies and digital payment innovation. Companies tied to cryptocurrency mining and infrastructure were influenced by changes in network activity, energy costs, and digital asset pricing trends. Payments and transaction technology providers responded to shifts in consumer digital payment adoption and regulatory discussions around stablecoins and digital financial architecture. Hardware and semiconductor names linked to distributed ledger computing saw periods of strength tied to enterprise investment in decentralized applications. Investor appetite for high-growth, higher-volatility technology businesses contributed to periodic swings in valuation. Overall, the index captured both the long-term potential and the near-term uncertainty surrounding blockchain-related industries.
For the Annual Period, the Solactive Distributed Ledger & Decentralized Payment Tech Index returned 59.10% and had volatility of 44.43%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Crypto Industry Bear 1X Shares returned -42.40%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Solactive Distributed Ledger & Decentralized Payment Technology Index’s volatility, provided a return of -47.13%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/17/2024)
Direxion Daily Crypto Industry Bear 1X Shares NAV	-42.40	-32.26
S&P 500® Index	21.45	17.16
Solactive Distributed Ledger & Decentralized Payment Technology Index	59.10	37.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,428,718
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,428,718
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Index Composition	(%)
Software	36.5%
Financial Services	21.6%
Capital Markets	17.8%
Semiconductors & Semiconductor Equipment	7.0%
Broadline Retail	5.9%
IT Services	4.6%
Banks	4.1%
Hotels, Restaurants & Leisure	2.5%

Top 10 Constituents of Index	(%)
IREN Ltd. ADR	8.7%
Robinhood Markets, Inc.	8.3%
NVIDIA Corp.	7.0%
MasterCard, Inc. Class A.	5.9%
MercadoLibre, Inc.	5.9%
Visa, Inc. Class A	5.8%
Coinbase Global, Inc.	5.0%
Applied Digital Corp.	4.6%
Interactive Brokers Group, Inc.	4.2%
Riot Platforms, Inc.	4.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Crypto Industry Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Crypto Industry Bull 2X Shares
Class Name	Direxion Daily Crypto Industry Bull 2X Shares
Trading Symbol	LMBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Crypto Industry Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Crypto Industry Bull 2X Shares	$142	0.95%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Crypto Industry Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Solactive Distributed Ledger & Decentralized Payment Tech Index. The Solactive Distributed Ledger & Decentralized Payment Tech Index seeks to track the performance of US-listed securities that have business operations in the field of distributed ledger or decentralized payment technology, which includes the following business fields: blockchain technology, non-fungible tokens, decentralized finance, and digital asset mining hardware.
Over the Annual Period, the index reflected evolving sentiment toward blockchain technologies and digital payment innovation. Companies tied to cryptocurrency mining and infrastructure were influenced by changes in network activity, energy costs, and digital asset pricing trends. Payments and transaction technology providers responded to shifts in consumer digital payment adoption and regulatory discussions around stablecoins and digital financial architecture. Hardware and semiconductor names linked to distributed ledger computing saw periods of strength tied to enterprise investment in decentralized applications. Investor appetite for high-growth, higher-volatility technology businesses contributed to periodic swings in valuation. Overall, the index captured both the long-term potential and the near-term uncertainty surrounding blockchain-related industries.
For the Annual Period, the Solactive Distributed Ledger & Decentralized Payment Tech Index returned 59.10% and had volatility of 44.43%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Crypto Industry Bull 2X Shares returned 99.93%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Solactive Distributed Ledger & Decentralized Payment Technology Index’s volatility, provided a return of 113.52%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/17/2024)
Direxion Daily Crypto Industry Bull 2X Shares NAV	99.93	51.66
S&P 500® Index	21.45	17.16
Solactive Distributed Ledger & Decentralized Payment Technology Index	59.10	37.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 8,516,080
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 12,705
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,516,080
Number of Holdings	32
Net Advisory Fee	$12,705
Portfolio Turnover	159%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	136.5%
Common Stocks	63.5%
Total (as % of net assets)	200.0%

Index Composition	(%)
Software	36.5%
Financial Services	21.6%
Capital Markets	17.8%
Semiconductors & Semiconductor Equipment	7.0%
Broadline Retail	5.9%
IT Services	4.6%
Banks	4.1%
Hotels, Restaurants & Leisure	2.5%

Top 10 Constituents of Index	(%)
IREN Ltd. ADR	8.7%
Robinhood Markets, Inc.	8.3%
NVIDIA Corp.	7.0%
MasterCard, Inc. Class A.	5.9%
MercadoLibre, Inc.	5.9%
Visa, Inc. Class A	5.8%
Coinbase Global, Inc.	5.0%
Applied Digital Corp.	4.6%
Interactive Brokers Group, Inc.	4.2%
Riot Platforms, Inc.	4.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSCO Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSCO Bear 1X ETF
Class Name	Direxion Daily CSCO Bear 1X ETF
Trading Symbol	CSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily CSCO Bear 1X ETF for the period of June 25, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily CSCO Bear 1X ETF	$32	0.95%
[15],[16]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.95%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSCO Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Cisco Systems, Inc. Cisco Systems, Inc. is a technology company incorporated in 1984. Cisco Systems, Inc. designs and sells a broad range of technologies that help to power, secure, and draw insights from the Internet.
Since the Fund’s inception on June 25, 2025 through October 31, 2025 (the “Partial Period”), Cisco’s stock reflected enterprise spending trends on networking infrastructure, security solutions, and cloud-managed platforms. Demand for switching and routing equipment was influenced by customer modernization initiatives and IT-budget timing. Subscription and software offerings contributed to revenue stability as customers adopted cloud-delivered management tools. Competitive dynamics across networking and security markets shaped sentiment. Overall, the stock captured the company’s transition toward software-subscription models and evolving enterprise network investment.
For the Partial Period, Cisco Systems, Inc. returned 7.69% and had volatility of 17.82%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSCO Bear 1X Shares returned -7.10%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Cisco Systems, Inc.’s volatility, provided a return of -9.03%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (06/25/2025)
Direxion Daily CSCO Bear 1X ETF NAV	-7.10
S&P 500® Index	12.72
Cisco Systems, Inc.	7.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,301,628
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,301,628
Number of Holdings	7
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSCO Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSCO Bull 2X ETF
Class Name	Direxion Daily CSCO Bull 2X ETF
Trading Symbol	CSCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily CSCO Bull 2X ETF for the period of June 25, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily CSCO Bull 2X ETF	$36	0.95%
[17],[18]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.95%	[18]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSCO Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Cisco Systems, Inc. Cisco Systems, Inc. is a technology company incorporated in 1984. Cisco Systems, Inc. designs and sells a broad range of technologies that help to power, secure, and draw insights from the Internet.
Since the Fund’s inception on June 25, 2025 through October 31, 2025 (the “Partial Period”), Cisco’s stock reflected enterprise spending trends on networking infrastructure, security solutions, and cloud-managed platforms. Demand for switching and routing equipment was influenced by customer modernization initiatives and IT-budget timing. Subscription and software offerings contributed to revenue stability as customers adopted cloud-delivered management tools. Competitive dynamics across networking and security markets shaped sentiment. Overall, the stock captured the company’s transition toward software-subscription models and evolving enterprise network investment.
For the Partial Period, Cisco Systems, Inc. returned 7.69% and had volatility of 17.82%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSCO Bull 2X Shares returned 12.56%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Cisco Systems, Inc.’s volatility, provided a return of 16.19%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (06/25/2025)
Direxion Daily CSCO Bull 2X ETF NAV	12.56
S&P 500® Index	12.72
Cisco Systems, Inc.	7.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,184,983
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,184,983
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	181.3%
Common Stocks	18.7%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSI 300 China A Share Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSI 300 China A Share Bull 2X Shares
Class Name	Direxion Daily CSI 300 China A Share Bull 2X Shares
Trading Symbol	CHAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily CSI 300 China A Share Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily CSI 300 China A Share Bull 2X Shares	$102	0.88%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock’s average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations.
During the Annual Period, the CSI 300 Index reflected the challenges and opportunities of China’s domestic economic transition. Financials were influenced by loan-growth trends, asset-quality concerns, and efforts to stabilize the property sector. Consumer and service-oriented companies responded to changes in household confidence, income growth, and targeted policy measures designed to support domestic demand. Industrials and manufacturing-related firms were affected by export orders, capital-spending decisions, and evolving global supply-chain dynamics. Technology and healthcare companies saw sentiment fluctuate alongside regulatory developments and the pace of innovation-driven investment. Overall, the index captured a mixed environment in which policy support and reform efforts were balanced against structural headwinds.
For the Annual Period, the CSI 300 Index returned 22.35% and had volatility of 23.74%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned 32.74%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the CSI 300 Index’s volatility, provided a return of 40.09%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily CSI 300 China A Share Bull 2X Shares NAV	32.74	-7.01	0.61
S&P 500® Index	21.45	17.64	14.64
CSI 300 Index	22.35	0.74	3.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 136,057,471
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,585,146
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$136,057,471
Number of Holdings	9
Net Advisory Fee	$1,585,146
Portfolio Turnover	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	175.6%
Investment Companies	24.4%
Total (as % of net assets)	200.0%

Index Composition	(%)
Financials	22.8%
Information Technology	22.6%
Industrials	17.0%
Materials	8.8%
Consumer Staples	8.5%
Consumer Discretionary	6.9%
Health Care	5.5%
Utilities	3.0%
Energy	2.5%
Communication Services	1.8%
Real Estate	0.6%

Top 10 Constituents of Index	(%)
Contemporary Amperex Technology Co. Ltd.	4.2%
Kweichow Moutai Co. Ltd.	3.6%
Ping An Insurance Group Comapny of China Ltd.	2.5%
China Merchants Bank Co. Ltd.	2.0%
Zijin Mining Group Co. Ltd.	2.0%
Zhongji Innolight Ltd.	1.7%
Midea Group Co., Ltd.	1.5%
Industrial & Commerical Bank of China Ltd.	1.4%
Eoptolink Technology Inc. Ltd.	1.4%
China Yangtze Power Co. Ltd.	1.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily CSI China Internet Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily CSI China Internet Bull 2X Shares
Class Name	Direxion Daily CSI China Internet Bull 2X Shares
Trading Symbol	CWEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily CSI China Internet Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily CSI China Internet Bull 2X Shares	$102	0.87%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily CSI China Internet Index Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the CSI Overseas China Internet Index. The CSI Overseas China Internet Index is provided by China Securities Index Co., LTD. The Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors, as defined by the Index Provider, and are listed outside of mainland China, including in Hong Kong.
Over the Annual Period, the index reflected shifting sentiment toward China’s internet and platform-economy companies. E-commerce and logistics platforms were influenced by trends in consumer spending, competitive intensity, and attempts to balance growth with profitability. Online advertising, gaming, and streaming businesses saw performance driven by user engagement, product cycles, and corporate marketing budgets. Cloud and data-infrastructure providers were affected by demand for digital transformation, artificial-intelligence workloads, and enterprise IT spending. As the regulatory backdrop continued to evolve, investors focused closely on earnings delivery, capital allocation, and the pace of new initiatives. Overall, the index captured both the enduring role of China’s leading internet platforms and the heightened scrutiny under which they operate.
For the Annual Period, the CSI Overseas China Internet Index returned 27.31% and had volatility of 35.72%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI China Internet Index Bull 2X Shares returned 35.53%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the CSI Overseas China Internet Index’s volatility, provided a return of 44.81%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/02/2016)
Direxion Daily CSI China Internet Bull 2X Shares NAV	35.53	-36.70	-15.07
S&P 500® Index	21.45	17.64	15.91
CSI Overseas China Internet Index	27.31	-8.81	2.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 334,048,764
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 2,352,386
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$334,048,764
Number of Holdings	9
Net Advisory Fee	$2,352,386
Portfolio Turnover	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	146.3%
Investment Companies	53.7%
Total (as % of net assets)	200.0%

Index Composition	(%)
Broadline Retail	27.3%
Interactive Media & Services	26.0%
Entertainment	11.7%
Hotels, Restaurants & Leisure	10.6%
Consumer Staples Distribution & Retail	6.9%
Professional Services	4.1%
Ground Transportation	3.7%
Real Estate Management & Development	3.1%
Diversified Consumer Services	2.8%
Consumer Finance	1.5%
Other	2.3%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	11.2%
Tencent Holdings Ltd.	10.7%
PDD Holdings, Inc.	8.1%
JD.com	5.0%
Meituan Class B	4.9%
Baidu, Inc. Class A	4.8%
JD Health International, Inc.	4.7%
Tencent Music Entertainment Group ADR	4.2%
Kanzhun Ltd. ADR	4.1%
Kuaishou Technology	4.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Energy Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Energy Bear 2X Shares
Class Name	Direxion Daily Energy Bear 2X Shares
Trading Symbol	ERY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Energy Bear 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Energy Bear 2X Shares	$90	0.95%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Energy Bear 2X Shares seeks daily investment results, before fees and expenses, of -200% of the performance of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services.
Over the Annual Period, the index reflected the cyclicality of global oil and gas markets. Exploration and production companies were driven by commodity-price movements, drilling activity, and changes in cost structures. Integrated energy firms and refiners responded to refining margins, product demand, and shifts in the energy mix. Oilfield services and equipment providers were sensitive to upstream capital-spending decisions and project pipelines. Broader themes, including debates over the pace of energy transition and carbon policy, influenced how investors assessed long-term prospects. Overall, the index captured the tension between near-term commodity cycles and the sector’s evolving strategic landscape.
For the Annual Period, the Energy Select Sector Index returned 2.83% and had volatility of 24.70%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Energy Bear 2X Shares returned -9.94%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Energy Select Sector Index’s volatility, provided a return of -20.72%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Energy Bear 2X Shares NAV	-9.94	-49.81	-32.07
S&P 500® Index	21.45	17.64	14.64
Energy Select Sector Index	2.83	30.25	6.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 18,061,807
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 140,857
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$18,061,807
Number of Holdings	7
Net Advisory Fee	$140,857
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	8.9%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	23.5%
Chevron Corp.	18.7%
ConocoPhillips	6.8%
Williams Companies, Inc.	4.4%
Marathon Petroleum Corp.	4.2%
EOG Resources, Inc.	4.0%
Phillips 66	3.9%
Schlumberger Ltd. ADR	3.8%
Valero Energy Corp.	3.8%
Kinder Morgan, Inc.	3.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Energy Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Energy Bull 2X Shares
Class Name	Direxion Daily Energy Bull 2X Shares
Trading Symbol	ERX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Energy Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Energy Bull 2X Shares	$87	0.90%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Energy Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Energy Select Sector Index. The Energy Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the energy sector which includes the following industries: oil, gas and consumable fuels; and energy equipment and services.
Over the Annual Period, the index reflected the cyclicality of global oil and gas markets. Exploration and production companies were driven by commodity-price movements, drilling activity, and changes in cost structures. Integrated energy firms and refiners responded to refining margins, product demand, and shifts in the energy mix. Oilfield services and equipment providers were sensitive to upstream capital-spending decisions and project pipelines. Broader themes, including debates over the pace of energy transition and carbon policy, influenced how investors assessed long-term prospects. Overall, the index captured the tension between near-term commodity cycles and the sector’s evolving strategic landscape.
For the Annual Period, the Energy Select Sector Index returned 2.83% and had volatility of 24.70%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Energy Bull 2X Shares returned -6.79%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Energy Select Sector Index’s volatility, provided a return of -0.58%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Energy Bull 2X Shares NAV	-6.79	49.09	-15.23
S&P 500® Index	21.45	17.64	14.64
Energy Select Sector Index	2.83	30.25	6.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 218,326,569
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 1,825,877
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$218,326,569
Number of Holdings	29
Net Advisory Fee	$1,825,877
Portfolio Turnover	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	126.2%
Common Stocks	73.8%
Total (as % of net assets)	200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	8.9%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	23.5%
Chevron Corp.	18.7%
ConocoPhillips	6.8%
Williams Companies, Inc.	4.4%
Marathon Petroleum Corp.	4.2%
EOG Resources, Inc.	4.0%
Phillips 66	3.9%
Schlumberger Ltd. ADR	3.8%
Valero Energy Corp.	3.8%
Kinder Morgan, Inc.	3.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Energy Top 5 Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Energy Top 5 Bull 2X ETF
Class Name	Direxion Daily Energy Top 5 Bull 2X ETF
Trading Symbol	TEXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Energy Top 5 Bull 2X ETF for the period of October 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Energy Top 5 Bull 2X ETF	$8	0.95%
[19],[20]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.95%	[20]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Energy Top 5 Bull 2X ETF seeks daily investment results, before fees and expenses, of 200% of the performance of the S&P 500 Energy (Sector) Top 5 Equal Capped Index. The S&P 500 Energy (Sector) Top 5 Equal Capped Index consists of the top five securities in the S&P 500 Energy (Sector) Index, which includes U.S.-listed companies in the energy sector as classified by the Global Industry Classification Standards.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index reflected the near-term influence of oil and gas price movements, refining margins, and broader supply-and-demand expectations. Integrated energy companies reacted to changes in crude benchmarks and natural-gas dynamics, while refining-oriented companies were shaped by seasonal demand trends and product spreads. Capital-allocation updates, balance-sheet positioning, and long-term transition strategies also contributed to investor sentiment. Geopolitical developments and inventory data introduced additional volatility. Overall, the index captured concentrated exposure to the largest energy-sector constituents during a period marked by shifts in commodity markets.
For the Partial Period, the S&P 500 Energy (Sector) Top 5 Equal Capped Index (USD) returned -3.53% and had volatility of 11.86%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Energy Top 5 Bull 2X ETF returned -7.31%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500 Energy (Sector) Top 5 Equal Capped Index (USD)’s volatility, provided a return of -6.65%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (10/01/2025)
Direxion Daily Energy Top 5 Bull 2X ETF NAV	-7.31
S&P 500® Index	2.34
S&P 500 Energy (Sector) Top 5 Equal Capped Index (USD)	-3.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,317,192
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	173.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,317,192
Number of Holdings	10
Net Advisory Fee	$0
Portfolio Turnover	173%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	155.2%
Common Stocks	44.8%
Total (as % of net assets)	200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	21.2%
Chevron Corp.	20.7%
Williams Companies, Inc.	20.4%
ConocoPhillips	19.5%
EOG Resources, Inc.	18.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily F Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily F Bear 1X ETF
Class Name	Direxion Daily F Bear 1X ETF
Trading Symbol	FRDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily F Bear 1X ETF for the period of July 23, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily F Bear 1X ETF	$24	0.95%
[21],[22]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.95%	[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily F Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Ford Motor Company. Ford Motor Company engages in the manufacture, distribution, and sale of automobiles. The company was founded in 1903 and is headquartered in Dearborn, Michigan.
Since the Fund’s inception on July 23, 2025 through October 31, 2025 (the “Partial Period”), Ford’s stock reflected demand trends across its truck, SUV, and electric-vehicle lineup. Production volumes and inventory levels influenced sentiment as the company balanced supply-chain considerations with consumer demand. Pricing, incentive activity, and mix contributed to variability in revenue expectations. Updates related to electric-vehicle strategy, commercial platforms, and hybrid offerings also shaped investor perception. Overall, the stock captured the company’s execution across legacy and electrified product categories during a short but active time frame.
For the Partial Period, Ford Motor Company returned 17.34% and had volatility of 65.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily F Bear 1X Shares returned -17.15%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Ford Motor Company’s volatility, provided a return of -17.40%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (07/23/2025)
Direxion Daily F Bear 1X ETF NAV	-17.15
S&P 500® Index	8.76
Ford Motor Company	17.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,058,481
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,058,481
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily F Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily F Bull 2X ETF
Class Name	Direxion Daily F Bull 2X ETF
Trading Symbol	FRDU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily F Bull 2X ETF for the period of July 23, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily F Bull 2X ETF	$31	0.95%
[23],[24]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.95%	[24]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily F Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Ford Motor Company. Ford Motor Company engages in the manufacture, distribution, and sale of automobiles. The company was founded in 1903 and is headquartered in Dearborn, Michigan.
Since the Fund’s inception on July 23, 2025 through October 31, 2025 (the “Partial Period”), Ford’s stock reflected demand trends across its truck, SUV, and electric-vehicle lineup. Production volumes and inventory levels influenced sentiment as the company balanced supply-chain considerations with consumer demand. Pricing, incentive activity, and mix contributed to variability in revenue expectations. Updates related to electric-vehicle strategy, commercial platforms, and hybrid offerings also shaped investor perception. Overall, the stock captured the company’s execution across legacy and electrified product categories during a short but active time frame.
For the Partial Period, Ford Motor Company returned 17.34% and had volatility of 65.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily F Bull 2X Shares returned 32.69%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Ford Motor Company’s volatility, provided a return of 32.43%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (07/23/2025)
Direxion Daily F Bull 2X ETF NAV	32.69
S&P 500® Index	8.76
Ford Motor Company	17.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,119,369
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,119,369
Number of Holdings	10
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	189.5%
Common Stocks	10.5%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Gold Miners Index Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Gold Miners Index Bear 2X Shares
Class Name	Direxion Daily Gold Miners Index Bear 2X Shares
Trading Symbol	DUST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bear 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Gold Miners Index Bear 2X Shares	$54	0.87%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Gold Miners Bear 2X Shares seeks daily investment results, before fees and expenses, of -200% of the performance of the MarketVector Global Gold Miners (the “MarketVector Index”). The MarketVector Global Gold Miners Index is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of companies that are involved primarily in the gold and silver mining industry as defined by MarketVector IndexesTM GmbH.
Prior to September 18, 2025, the Fund sought daily investment results, before fees and expenses, of 200% of the performance of the NYSE Arca Gold Miners Index (the “NYSE Index”). The NYSE Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and the index provider defines as involved primarily in mining for gold and, to a lesser extent, in mining for silver. The Index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the Index at each rebalance date. The Index may include small- and mid-capitalization companies and foreign issuers. Performance information prior to September 18, 2025 reflects the Fund’s prior investment objective of -200% of the return of the NYSE Index.
From November 1, 2024 through September 18, 2025, gold-mining companies included in the NYSE Index were influenced by movements in gold prices, production volumes, and operating costs. Miners responded to changes in energy prices, ore-grade variability, and regional production conditions. Exploration activity and reserve-replacement trends contributed to stock-level dispersion. Currency movements and geopolitical considerations also affected profitability across global mining regions. Overall, the index reflected how fluctuations in the gold market and mining fundamentals shaped results for leading producers.
From September 19, 2025 through October 31, 2025, the MarketVector Index reflected conditions across a more globally diversified group of gold-mining companies. Market attention focused on gold-price trends, geopolitical risk, and regional permitting environments. Operational updates - including production guidance, cost structures, and project timelines - contributed to differences across producers. Currency fluctuations in key mining jurisdictions also influenced results. Overall, the MarketVector Index captured short-term movements in the global gold-mining industry during a compressed reporting window.
From November 1, 2024 through September 18, 2025, the NYSE Index returned 74.64% and had volatility of 34.65%. From September 19, 2025 through October 31, 2025, the MarketVector Index returned -0.41% and had volatility of 50.31%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Gold Miners Bear 2X Shares returned -76.85%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the volatility of the NYSE Index and MarketVector Index, for the applicable periods, provided a return of -76.08%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Gold Miners Index Bear 2X Shares NAV	-76.85	-42.26	-61.77
S&P 500® Index	21.45	17.64	14.64
MarketVector Global Gold Miners Index	86.22	14.58	18.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 118,371,962
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 844,769
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$118,371,962
Number of Holdings	7
Net Advisory Fee	$844,769
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Agnico Eagle Mines Ltd.	8.1%
Newmont Corp.	6.9%
Barrick Gold Corp.	5.3%
Anglogold Ashanti PLC	5.0%
Gold Fields Ltd.	5.0%
Northern Star Resources Ltd.	4.9%
Kinross Gold Corp.	4.8%
Franco-Nevada Corp.	4.5%
Wheaton Precious Metals Corp.	4.4%
Pan American Silver Corp.	3.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Gold Miners Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Gold Miners Index Bull 2X Shares
Class Name	Direxion Daily Gold Miners Index Bull 2X Shares
Trading Symbol	NUGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Gold Miners Index Bull 2X Shares	$156	0.85%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Gold Miners Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the MarketVector Global Gold Miners (the “MarketVector Index”). The MarketVector Index is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of companies that are involved primarily in the gold and silver mining industry as defined by MarketVector IndexesTM GmbH.
Prior to September 18, 2025, the Fund sought daily investment results, before fees and expenses, of 200% of the performance of the NYSE Arca Gold Miners Index (the “NYSE Index”). The NYSE Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and the index provider defines as involved primarily in mining for gold and, to a lesser extent, in mining for silver. The NYSE Index will limit the weight of companies whose revenues are more significantly exposed to silver mining to less than 20% of the Index at each rebalance date. The NYSE Index may include small- and mid-capitalization companies and foreign issuers. Performance information prior to September 18, 2025 reflects the Fund’s prior investment objective of 200% of the return of the NYSE Index.
From November 1, 2024 through September 18, 2025, gold-mining companies included in the NYSE Index were influenced by movements in gold prices, production volumes, and operating costs. Miners responded to changes in energy prices, ore-grade variability, and regional production conditions. Exploration activity and reserve-replacement trends contributed to stock-level dispersion. Currency movements and geopolitical considerations also affected profitability across global mining regions. Overall, the index reflected how fluctuations in the gold market and mining fundamentals shaped results for leading producers.
From September 19, 2025 through October 31, 2025, the MarketVector Index reflected conditions across a more globally diversified group of gold-mining companies. Market attention focused on gold-price trends, geopolitical risk, and regional permitting environments. Operational updates, including production guidance, cost structures, and project timelines, contributed to differences across producers. Currency fluctuations in key mining jurisdictions also influenced results. Overall, the MarketVector Index captured short-term movements in the global gold-mining industry during a compressed reporting window.
From November 1, 2024 through September 18, 2025, the NYSE Index returned 74.64% and had volatility of 34.65%. From September 19, 2025 through October 31, 2025, the MarketVector Index returned -0.41% and had volatility of 50.31%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Gold Miners Bull 2X Shares returned 166.73%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the volatility of the NYSE Index and MarketVector Index, for the applicable periods, provided a return of 174.55%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Gold Miners Index Bull 2X Shares NAV	166.73	12.64	0.21
S&P 500® Index	21.45	17.64	14.64
MarketVector Global Gold Miners Index	86.22	14.58	18.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,078,075,572
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 4,750,051
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,078,075,572
Number of Holdings	10
Net Advisory Fee	$4,750,051
Portfolio Turnover	74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	139.0%
Investment Companies	61.0%
Total (as % of net assets)	200.0%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Agnico Eagle Mines Ltd.	8.1%
Newmont Corp.	6.9%
Barrick Gold Corp.	5.3%
Anglogold Ashanti PLC	5.0%
Gold Fields Ltd.	5.0%
Northern Star Resources Ltd.	4.9%
Kinross Gold Corp.	4.8%
Franco-Nevada Corp.	4.5%
Wheaton Precious Metals Corp.	4.4%
Pan American Silver Corp.	3.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily GOOGL Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily GOOGL Bear 1X Shares
Class Name	Direxion Daily GOOGL Bear 1X Shares
Trading Symbol	GGLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily GOOGL Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily GOOGL Bear 1X Shares	$75	0.95%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily GOOGL Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the Class A shares of Alphabet Inc. Alphabet Inc. provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. The company offers performance and brand advertising services.
Over the Annual Period, Alphabet’s stock reflected developments in digital-advertising demand, cloud-services adoption, and artificial-intelligence integration across its platforms. Search and YouTube advertising trends responded to marketing budgets and user engagement. Google Cloud experienced activity tied to enterprise workloads, AI-assisted tools, and competitive pricing. Hardware updates, subscription services, and ecosystem investments contributed to diversification efforts. Regulatory developments and competitive dynamics across digital platforms also influenced investor sentiment. Overall, the stock captured broad exposure to online advertising, cloud infrastructure, and AI-related innovation.
For the Annual Period, Alphabet Inc. Class A returned 64.33% and had volatility of 32.58%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily GOOGL Bear 1X Shares returned -42.27%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Alphabet Inc. Class A’s volatility, provided a return of -45.56%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily GOOGL Bear 1X Shares NAV	-42.27	-28.73
S&P 500® Index	21.45	21.21
Alphabet Inc.	64.33	35.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 12,286,441
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 40,815
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$12,286,441
Number of Holdings	4
Net Advisory Fee	$40,815
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily GOOGL Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily GOOGL Bull 2X Shares
Class Name	Direxion Daily GOOGL Bull 2X Shares
Trading Symbol	GGLL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily GOOGL Bull 2X Shares for the period of November 1, 2024 to October 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily GOOGL Bull 2X Shares	$138	0.86%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily GOOGL Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Class A shares of Alphabet Inc. Alphabet Inc. provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. The company offers performance and brand advertising services.
Over the Annual Period, Alphabet’s stock reflected developments in digital-advertising demand, cloud-services adoption, and artificial-intelligence integration across its platforms. Search and YouTube advertising trends responded to marketing budgets and user engagement. Google Cloud experienced activity tied to enterprise workloads, AI-assisted tools, and competitive pricing. Hardware updates, subscription services, and ecosystem investments contributed to diversification efforts. Regulatory developments and competitive dynamics across digital platforms also influenced investor sentiment. Overall, the stock captured broad exposure to online advertising, cloud infrastructure, and AI-related innovation.
For the Annual Period, Alphabet Inc. Class A returned 64.33% and had volatility of 32.58%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily GOOGL Bull 2X Shares returned 119.99%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Alphabet Inc. Class A’s volatility, provided a return of 145.26%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily GOOGL Bull 2X Shares NAV	119.99	50.38
S&P 500® Index	21.45	21.21
Alphabet Inc.	64.33	35.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 726,549,926
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 2,195,454
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$726,549,926
Number of Holdings	9
Net Advisory Fee	$2,195,454
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	192.3%
Common Stocks	7.7%
Total (as % of net assets)	200.0%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily GOOGL Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Alphabet Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily GOOGL Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Alphabet Inc.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Class Name	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Trading Symbol	JDST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bear 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Junior Gold Miners Index Bear 2X Shares	$52	0.87%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Junior Gold Miners Bear 2X Shares seeks daily investment results, before fees and expenses, of -200% of the performance of the MVIS Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that the index provider defines as those companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.
Over the Annual Period, the index reflected the heightened sensitivity of junior mining equities to both precious-metal prices and access to capital. Exploration and development-stage companies were significantly influenced by financing conditions, drilling results, and progress toward production. Smaller producers reacted to operational performance, cost control, and updates to reserves and resources. Investor appetite for earlier-stage mining exposure contributed to pronounced swings in valuations, especially during periods of changing risk sentiment. Overall, the index exhibited more volatility than benchmarks focused on larger, established gold miners.
For the Annual Period, the MVIS Junior Gold Miners Index returned 86.92% and had volatility of 41.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Junior Gold Miners Bear 2X Shares returned -80.28%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MVIS Junior Gold Miners Index’s volatility, provided a return of -82.57%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Junior Gold Miners Index Bear 2X Shares NAV	-80.28	-46.77	-71.49
S&P 500® Index	21.45	17.64	14.64
MVIS Junior Gold Miners Index	86.92	14.32	18.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 48,692,074
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 449,126
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$48,692,074
Number of Holdings	6
Net Advisory Fee	$449,126
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Pan American Silver Corp.	6.4%
Coeur Mining, Inc.	6.0%
Equinox Gold Corp.	5.8%
Alamos Gold, Inc.	5.7%
Royal Gold, Inc.	5.4%
Industrias Peñoles S.A.B. de C.V.	3.1%
Evolution Mining Ltd.	2.9%
Harmony Gold Mining Co. Ltd.	2.5%
Hecla Mining Co.	2.5%
Endeavour Mining PLC	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Junior Gold Miners Index Bull 2X Shares
Class Name	Direxion Daily Junior Gold Miners Index Bull 2X Shares
Trading Symbol	JNUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Junior Gold Miners Index Bull 2X Shares	$157	0.84%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Junior Gold Miners Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the MVIS Junior Gold Miners Index. The MVIS Global Junior Gold Miners Index tracks the performance of foreign and domestic micro-, small- and mid-capitalization companies that the index provider defines as those companies that generate, or demonstrate the potential to generate, at least 50% of their revenues from, or have at least 50% of their assets related to, gold mining and/or silver mining, hold real property or have mining projects that have the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.
Over the Annual Period, the index reflected the heightened sensitivity of junior mining equities to both precious-metal prices and access to capital. Exploration and development-stage companies were significantly influenced by financing conditions, drilling results, and progress toward production. Smaller producers reacted to operational performance, cost control, and updates to reserves and resources. Investor appetite for earlier-stage mining exposure contributed to pronounced swings in valuations, especially during periods of changing risk sentiment. Overall, the index exhibited more volatility than benchmarks focused on larger, established gold miners.
For the Annual Period, the MVIS Junior Gold Miners Index returned 86.92% and had volatility of 41.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Junior Gold Miners Bull 2X Shares returned 174.31%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MVIS Junior Gold Miners Index’s volatility, provided a return of 192.72%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Junior Gold Miners Index Bull 2X Shares NAV	174.31	4.91	-15.34
S&P 500® Index	21.45	17.64	14.64
MVIS Junior Gold Miners Index	86.92	14.32	18.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 476,341,048
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 2,532,388
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$476,341,048
Number of Holdings	7
Net Advisory Fee	$2,532,388
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	156.1%
Investment Companies	43.9%
Total (as % of net assets)	200.0%

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Pan American Silver Corp.	6.4%
Coeur Mining, Inc.	6.0%
Equinox Gold Corp.	5.8%
Alamos Gold, Inc.	5.7%
Royal Gold, Inc.	5.4%
Industrias Peñoles S.A.B. de C.V.	3.1%
Evolution Mining Ltd.	2.9%
Harmony Gold Mining Co. Ltd.	2.5%
Hecla Mining Co.	2.5%
Endeavour Mining PLC	2.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily LLY Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily LLY Bear 1X Shares
Class Name	Direxion Daily LLY Bear 1X Shares
Trading Symbol	ELIS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily LLY Bear 1X Shares for the period of March 26, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily LLY Bear 1X Shares	$55	0.95%
[25],[26]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.95%	[26]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily LLY Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Eli Lilly and Company. Eli Lilly and Company is a global pharmaceutical company dedicated to discovering, developing, manufacturing, and marketing innovative medicines in various therapeutic areas, including neuroscience, endocrinology, oncology, cardiovascular diseases, and immunology. Its portfolio encompasses a wide range of prescription drugs, biologics, and animal health products.
Since the Fund’s inception on March 26, 2025 through October 31, 2025 (the “Partial Period”), Eli Lilly’s stock reflected demand trends for key diabetes and obesity therapies, along with updates across its clinical pipeline. Regulatory decisions, product-launch progress, and supply-capacity expansion contributed to investor focus. Research developments in metabolic diseases and oncology influenced sentiment due to their long-term commercial potential. Pricing, reimbursement dynamics, and competition also shaped market perception. Overall, the stock captured progress across major therapeutic categories and expectations related to the company’s innovation pipeline.
For the Partial Period, Eli Lilly and Company returned 1.23% and had volatility of 26.30%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily LLY Bear 1X Shares returned -9.35%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Eli Lilly and Company’s volatility, provided a return of -15.77%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (03/26/2025)
Direxion Daily LLY Bear 1X Shares NAV	-9.35
S&P 500® Index	19.28
Eli Lilly and Company	1.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,905,663
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 3,816
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,905,663
Number of Holdings	8
Net Advisory Fee	$3,816
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily LLY Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily LLY Bull 2X Shares
Class Name	Direxion Daily LLY Bull 2X Shares
Trading Symbol	ELIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily LLY Bull 2X Shares for the period of March 26, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily LLY Bull 2X Shares	$53	0.95%
[27],[28]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%	[28]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily LLY Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Eli Lilly and Company. Eli Lilly and Company is a global pharmaceutical company dedicated to discovering, developing, manufacturing, and marketing innovative medicines in various therapeutic areas, including neuroscience, endocrinology, oncology, cardiovascular diseases, and immunology. Its portfolio encompasses a wide range of prescription drugs, biologics, and animal health products.
Since the Fund’s inception on March 26, 2025 through October 31, 2025 (the “Partial Period”), Eli Lilly’s stock reflected demand trends for key diabetes and obesity therapies, along with updates across its clinical pipeline. Regulatory decisions, product-launch progress, and supply-capacity expansion contributed to investor focus. Research developments in metabolic diseases and oncology influenced sentiment due to their long-term commercial potential. Pricing, reimbursement dynamics, and competition also shaped market perception. Overall, the stock captured progress across major therapeutic categories and expectations related to the company’s innovation pipeline.
For the Partial Period, Eli Lilly and Company returned 1.23% and had volatility of 26.30%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily LLY Bull 2X Shares returned -15.33%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Eli Lilly and Company’s volatility, provided a return of -3.64%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (03/26/2025)
Direxion Daily LLY Bull 2X Shares NAV	-15.33
S&P 500® Index	19.28
Eli Lilly and Company	1.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 17,269,951
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 45,534
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,269,951
Number of Holdings	9
Net Advisory Fee	$45,534
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	182.4%
Common Stocks	17.6%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily LMT Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily LMT Bear 1X ETF
Class Name	Direxion Daily LMT Bear 1X ETF
Trading Symbol	LMTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily LMT Bear 1X ETF for the period of August 6, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily LMT Bear 1X ETF	$21	0.95%
[29],[30]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.95%	[30]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily LMT Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Lockheed Martin Corporation. Lockheed Martin Corporation is an international security and aerospace company who primarily serves agencies of the U.S. Government. Lockheed Martin Corporation is global security and aerospace company principally engaged in the research, design, development, manufacture, integration and sustainment of advanced technology systems, products and services.
Since the Fund’s inception on August 6, 2025 through October 31, 2025 (the “Partial Period”), Lockheed Martin’s stock reflected developments across major defense programs, contract awards, and production schedules. Activity in aircraft platforms, missile systems, and space technologies contributed to updates on backlog and program execution. Budgetary developments and defense-spending priorities influenced sentiment around long-term visibility. Supply-chain stability and manufacturing readiness also played roles in stock-level movements. Overall, the stock captured the steady demand profile of defense procurement and execution progress on key programs.
For the Partial Period, Lockheed Martin Corporation returned 14.86% and had volatility of 20.90%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily LMT Bear 1X Shares returned -12.68%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Lockheed Martin Corporation’s volatility, provided a return of -15.93%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (08/06/2025)
Direxion Daily LMT Bear 1X ETF NAV	-12.68
S&P 500® Index	8.91
Lockheed Martin Corporation	14.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,173,364
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,173,364
Number of Holdings	7
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily LMT Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily LMT Bull 2X ETF
Class Name	Direxion Daily LMT Bull 2X ETF
Trading Symbol	LMTL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily LMT Bull 2X ETF for the period of August 6, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily LMT Bull 2X ETF	$26	0.95%
[31],[32]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.95%	[32]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily LMT Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Lockheed Martin Corporation. Lockheed Martin Corporation is an international security and aerospace company who primarily serves agencies of the U.S. Government. Lockheed Martin Corporation is global security and aerospace company principally engaged in the research, design, development, manufacture, integration and sustainment of advanced technology systems, products and services.
Since the Fund’s inception on August 6, 2025 through October 31, 2025 (the “Partial Period”), Lockheed Martin’s stock reflected developments across major defense programs, contract awards, and production schedules. Activity in aircraft platforms, missile systems, and space technologies contributed to updates on backlog and program execution. Budgetary developments and defense-spending priorities influenced sentiment around long-term visibility. Supply-chain stability and manufacturing readiness also played roles in stock-level movements. Overall, the stock captured the steady demand profile of defense procurement and execution progress on key programs.
For the Partial Period, Lockheed Martin Corporation returned 14.86% and had volatility of 20.90%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily LMT Bull 2X Shares returned 29.58%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Lockheed Martin Corporation’s volatility, provided a return of 38.62%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (08/06/2025)
Direxion Daily LMT Bull 2X ETF NAV	29.58
S&P 500® Index	8.91
Lockheed Martin Corporation	14.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,844,227
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,844,227
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	138%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	200.0%
Common Stocks	0.0%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Magnificent 7 Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Magnificent 7 Bear 1X Shares
Class Name	Direxion Daily Magnificent 7 Bear 1X Shares
Trading Symbol	QQQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bear 1X Shares for the period of November 1, 2024 to October 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Magnificent 7 Bear 1X Shares	$38	0.45%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Magnificent 7 Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the Indxx Magnificent 7 Index. The Indxx Magnificent 7 Index (IFOTQ) is provided by Indxx and is designed to track the performance of seven of the leading NASDAQ listed companies, as identified by Indxx. The Magnificent 7 is comprised of the following companies: Apple, Alphabet, Microsoft, Amazon, Nvidia, Tesla, and Meta.
Over the Annual Period, the index reflected the concentrated performance of a small group of mega-cap growth companies that remained central to market narratives. The constituents were heavily exposed to secular themes in artificial intelligence, digital transformation, and cloud-based services. Quarterly earnings reports and guidance updates frequently drove large moves, both for individual stocks and for the group as a whole. Regulatory developments, competitive dynamics, and changes in expectations for capital spending also shaped investor sentiment. Overall, the index captured a highly visible segment of the United States equity market where a limited number of companies exert substantial index-level influence.
For the Annual Period, the Indxx Magnificent 7 Index returned 52.52% and had volatility of 22.40%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Magnificent 7 Bear 1X Shares returned -31.97%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Indxx Magnificent 7 Index’s volatility, provided a return of -37.74%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2024)
Direxion Daily Magnificent 7 Bear 1X Shares NAV	-31.97	-30.07
S&P 500® Index	21.45	20.91
Indxx Magnificent 7 Index	45.52	44.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 13, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 15,473,536
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$15,473,536
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Index Composition	(%)
Interactive Media & Services	27.0%
Semiconductors & Semiconductor Equipment	15.2%
Broadline Retail	14.8%
Technology Hardware, Storage & Peripherals	14.6%
Automobiles	14.5%
Software	13.9%

Top 10 Constituents of Index	(%)
Alphabet, Inc.	15.4%
NVIDIA Corp.	15.2%
Amazon.com, Inc.	14.8%
Apple, Inc.	14.6%
Tesla, Inc.	14.5%
Microsoft Corp.	13.9%
Meta Platforms, Inc.	11.7%

Material Fund Change [Text Block]
MATERIAL CHANGES
On August 1, 2024, the name of the index that the Fund tracks was renamed from the Indxx Front of the Q Index to Indxx Magnificent 7 Index. Effective September 13, 2024, the Fund was renamed from Direxion Daily Concentrated Qs Bear 1X Shares to Direxion Daily Magnificent 7 Bear 1X Shares.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Magnificent 7 Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Magnificent 7 Bull 2X Shares
Class Name	Direxion Daily Magnificent 7 Bull 2X Shares
Trading Symbol	QQQU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bull 2X Shares for the period of November 1, 2024 to October 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Magnificent 7 Bull 2X Shares	$133	0.95%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Magnificent 7 Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Indxx Magnificent 7 Index. The Indxx Magnificent 7 Index is provided by Indxx and is designed to track the performance of seven of the leading NASDAQ listed companies, as identified by Indxx. The Magnificent 7 is comprised of the following companies: Apple, Alphabet, Microsoft, Amazon, Nvidia, Tesla, and Meta.
Over the Annual Period, the index reflected the concentrated performance of a small group of mega-cap growth companies that remained central to market narratives. The constituents were heavily exposed to secular themes in artificial intelligence, digital transformation, and cloud-based services. Quarterly earnings reports and guidance updates frequently drove large moves, both for individual stocks and for the group as a whole. Regulatory developments, competitive dynamics, and changes in expectations for capital spending also shaped investor sentiment. Overall, the index captured a highly visible segment of the United States equity market where a limited number of companies exert substantial index-level influence.
For the Annual Period, the Indxx Magnificent 7 Index returned 45.52% and had volatility of 22.40%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Magnificent 7 Bull 2X Shares returned 80.94%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Indxx Magnificent 7 Index’s volatility, provided a return of 94.23%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2024)
Direxion Daily Magnificent 7 Bull 2X Shares NAV	80.94	79.46
S&P 500® Index	21.45	20.91
Indxx Magnificent 7 Index	45.52	44.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 13, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 118,223,684
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 608,377
Investment Company Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$118,223,684
Number of Holdings	13
Net Advisory Fee	$608,377
Portfolio Turnover	233%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	123.9%
Common Stocks	76.1%
Total (as % of net assets)	200.0%

Index Composition	(%)
Interactive Media & Services	27.0%
Semiconductors & Semiconductor Equipment	15.2%
Broadline Retail	14.8%
Technology Hardware, Storage & Peripherals	14.6%
Automobiles	14.5%
Software	13.9%

Top 10 Constituents of Index	(%)
Alphabet, Inc.	15.4%
NVIDIA Corp.	15.2%
Amazon.com, Inc.	14.8%
Apple, Inc.	14.6%
Tesla, Inc.	14.5%
Microsoft Corp.	13.9%
Meta Platforms, Inc.	11.7%

Material Fund Change [Text Block]
MATERIAL CHANGES
On August 1, 2024, the name of the index that the Fund tracks was renamed from the Indxx Front of the Q Index to Indxx Magnificent 7 Index. Effective September 13, 2024, the Fund was renamed from Direxion Daily Concentrated Qs Bull 2X Shares to Direxion Daily Magnificent 7 Bull 2X Shares.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily META Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily META Bear 1X Shares
Class Name	Direxion Daily META Bear 1X Shares
Trading Symbol	METD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily META Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily META Bear 1X Shares	$86	0.95%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily META Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Meta Platforms, Inc. Meta Platforms, Inc. develops products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide.
Throughout the Annual Period, Meta’s stock reflected trends in digital advertising demand, user engagement, and monetization across its family of applications. Advertising results were shaped by marketing budgets, pricing dynamics, and the adoption of AI-enhanced ad-delivery tools. Platform engagement continued to influence content distribution and creator ecosystems. Investments in infrastructure, AI compute capacity, and long-term product development contributed to variability in sentiment. Virtual- and augmented-reality initiatives added incremental research and development considerations. Overall, the stock captured the intersection of digital advertising performance, user behavior, and strategic technology investment.
For the Annual Period, Meta Platforms, Inc. returned 14.23% and had volatility of 61.97%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily META Bear 1X Shares returned -18.50%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Meta Platforms Inc.’s volatility, provided a return of -24.50%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/05/2024)
Direxion Daily META Bear 1X Shares NAV	-18.50	-23.89
S&P 500® Index	21.45	21.56
Meta Platforms Corporation	14.23	24.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 8,117,818
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 39,810
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,117,818
Number of Holdings	8
Net Advisory Fee	$39,810
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily META Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily META Bull 2X Shares
Class Name	Direxion Daily META Bull 2X Shares
Trading Symbol	METU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily META Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily META Bull 2X Shares	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily META Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Meta Platforms, Inc. Meta Platforms, Inc. develops products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide.
Throughout the Annual Period, Meta’s stock reflected trends in digital advertising demand, user engagement, and monetization across its family of applications. Advertising results were shaped by marketing budgets, pricing dynamics, and the adoption of AI-enhanced ad-delivery tools. Platform engagement continued to influence content distribution and creator ecosystems. Investments in infrastructure, AI compute capacity, and long-term product development contributed to variability in sentiment. Virtual- and augmented-reality initiatives added incremental research and development considerations. Overall, the stock captured the intersection of digital advertising performance, user behavior, and strategic technology investment.
For the Annual Period, Meta Platforms, Inc. returned 14.23% and had volatility of 61.97%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily META Bull 2X Shares returned 1.43%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Meta Platforms Inc.’s volatility, provided a return of 13.87%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/05/2024)
Direxion Daily META Bull 2X Shares NAV	1.43	22.15
S&P 500® Index	21.45	21.56
Meta Platforms Corporation	14.23	24.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 728,696,762
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 813,373
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$728,696,762
Number of Holdings	10
Net Advisory Fee	$813,373
Portfolio Turnover	62%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	186.5%
Common Stocks	13.5%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Brazil Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Brazil Bull 2X Shares
Class Name	Direxion Daily MSCI Brazil Bull 2X Shares
Trading Symbol	BRZU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI Brazil Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Brazil Bull 2X Shares	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Brazil Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large- and mid-capitalization segments of the Brazilian equity market, covering approximately 85% of the free float-adjusted market capitalization of Brazilian issuers.
During the Annual Period, the index reflected the interaction between Brazil’s domestic policy environment, commodity markets, and broader emerging-markets sentiment. Banks and financial institutions were influenced by local interest-rate moves, credit growth, and changing perceptions of household and corporate balance sheets. Energy and materials companies responded to fluctuations in global demand and prices for oil, metals, and agricultural products. Consumer-oriented names were affected by labor-market conditions, real wage trends, and inflation. Periods of optimism around reform and fiscal discipline were occasionally offset by renewed concerns about policy direction. Overall, the index captured Brazil’s cyclical sensitivity alongside its role as a major commodity producer.
For the Annual Period, the MSCI Brazil 25/50 Index returned 20.25% and had volatility of 24.84%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Brazil Bull 2X Shares returned 26.41%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI Brazil 25/50 Index’s volatility, provided a return of 34.16%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Brazil Bull 2X Shares NAV	26.41	8.43	-16.40
S&P 500® Index	21.45	17.64	14.64
MSCI Brazil 25/50 Index	20.25	11.82	9.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 122,705,286
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 914,027
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$122,705,286
Number of Holdings	7
Net Advisory Fee	$914,027
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	150.7%
Investment Companies	49.3%
Total (as % of net assets)	200.0%

Index Composition	(%)
Financials	39.6%
Materials	13.5%
Utilities	12.8%
Energy	12.0%
Industrials	9.5%
Consumer Staples	5.5%
Communication Services	2.3%
Consumer Discretionary	2.0%
Health Care	1.6%
Information Technology	1.2%

Top 10 Constituents of Index	(%)
Nu Holdings Ltd. Class A	12.5%
Vale S.A.	9.9%
Itaú Unibanco Holding S.A.	8.9%
Petróleo Brasileiro S.A.	5.7%
Petróleo Brasileiro S.A. - Petrobras	5.0%
Banco Bradesco S.A.	3.9%
WEG S.A.	3.2%
Centrais Elétricas Brasileiras S.A.	3.1%
B3 S.A. - Brasil, Bolsa, Balcão	3.0%
Companhia de Saneamento Básico do Estado de São Paulo	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI India Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI India Bull 2X Shares
Class Name	Direxion Daily MSCI India Bull 2X Shares
Trading Symbol	INDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI India Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI India Bull 2X Shares	$86	0.90%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI India Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the MSCI India Index. The MSCI India Index is designed to measure the performance of the large- and mid-capitalization segments of the Indian equity market, covering approximately 85% of companies in the Indian equity universe.
Over the Annual Period, the index reflected India’s strong structural growth story alongside shorter-term market dynamics. Financials benefited from credit expansion, evolving lending standards, and improvements in asset quality. Information technology services companies were influenced by global enterprise IT spending, digital-transformation priorities, and currency movements. Domestic consumption and infrastructure investment supported industrials and consumer-facing businesses. Policy initiatives, macroeconomic stability, and the trajectory of foreign and domestic investment flows helped shape valuations. Overall, the MSCI India Index captured the balance between India’s long-term growth drivers and periodic bouts of volatility.
For the Annual Period, the MSCI India Index returned -1.18% and had volatility of 14.44%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI India Bull 2X Shares returned -9.89%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI India Index’s volatility, provided a return of -3.64%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI India Bull 2X Shares NAV	-9.89	15.29	0.81
S&P 500® Index	21.45	17.64	14.64
MSCI India Index	-1.18	13.82	9.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 69,115,690
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 588,104
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$69,115,690
Number of Holdings	8
Net Advisory Fee	$588,104
Portfolio Turnover	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	154.6%
Investment Companies	45.4%
Total (as % of net assets)	200.0%

Index Composition	(%)
Financials	29.4%
Consumer Discretionary	12.7%
Industrials	9.3%
Information Technology	9.2%
Energy	9.1%
Materials	8.1%
Consumer Staples	6.3%
Health Care	5.6%
Utilities	3.7%
Communication Services	4.9%
Real Estate	1.7%

Top 10 Constituents of Index	(%)
HDFC Bank Ltd.	8.2%
Reliance Industries Ltd.	6.6%
ICICI Bank Ltd.	5.2%
Bharti Airtel Ltd.	3.9%
Infosys Ltd.	3.6%
Mahindra & Mahindra	2.4%
Bajaj Finserv Ltd.	2.1%
Axis Bank Ltd.	2.1%
Tata Consultancy Services	2.0%
Larsen & Toubro Ltd.	2.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSFT Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSFT Bear 1X Shares
Class Name	Direxion Daily MSFT Bear 1X Shares
Trading Symbol	MSFD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSFT Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSFT Bear 1X Shares	$85	0.95%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSFT Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Microsoft Corporation. Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide.
Throughout the Annual Period, Microsoft’s stock reflected demand for cloud computing, enterprise productivity tools, and artificial-intelligence services. Azure results were shaped by infrastructure growth, AI-related workloads, and enterprise-IT spending. Productivity and collaboration platforms responded to seat growth, subscription trends, and cross-suite adoption. The gaming and devices segments contributed incremental variability tied to product cycles and content updates. Market attention remained focused on AI integration across the company’s software portfolio. Overall, the stock captured ongoing enterprise-technology spending and adoption of cloud-based solutions.
For the Annual Period, Microsoft Corporation returned 27.43% and had volatility of 23.99%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSFT Bear 1X Shares returned -21.80%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Microsoft Corporation’s volatility, provided a return of -26.52%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily MSFT Bear 1X Shares NAV	-21.80	-20.47
S&P 500® Index	21.45	21.21
Microsoft Corporation	27.43	25.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 8,920,069
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 50,076
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,920,069
Number of Holdings	6
Net Advisory Fee	$50,076
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSFT Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSFT Bull 2X Shares
Class Name	Direxion Daily MSFT Bull 2X Shares
Trading Symbol	MSFU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSFT Bull 2X Shares for the period of November 1, 2024 to October 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSFT Bull 2X Shares	$103	0.86%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSFT Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Microsoft Corporation. Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide.
Throughout the Annual Period, Microsoft’s stock reflected demand for cloud computing, enterprise productivity tools, and artificial-intelligence services. Azure results were shaped by infrastructure growth, AI-related workloads, and enterprise-IT spending. Productivity and collaboration platforms responded to seat growth, subscription trends, and cross-suite adoption. The gaming and devices segments contributed incremental variability tied to product cycles and content updates. Market attention remained focused on AI integration across the company’s software portfolio. Overall, the stock captured ongoing enterprise-technology spending and adoption of cloud-based solutions.
For the Annual Period, Microsoft Corporation returned 27.43% and had volatility of 23.99%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSFT Bull 2X Shares returned 40.37%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Microsoft Corporation’s volatility, provided a return of 55.82%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Direxion Daily MSFT Bull 2X Shares NAV	40.37	30.18
S&P 500® Index	21.45	21.21
Microsoft Corporation	27.43	25.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 263,913,218
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,141,347
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$263,913,218
Number of Holdings	9
Net Advisory Fee	$1,141,347
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	188.6%
Common Stocks	11.4%
Total (as % of net assets)	200.0%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily MSFT Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Microsoft Corporation. Effective April 2, 2024, the Fund was renamed Direxion Daily MSFT Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Microsoft Corporation.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MU Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MU Bear 1X Shares
Class Name	Direxion Daily MU Bear 1X Shares
Trading Symbol	MUD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MU Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MU Bear 1X Shares	$63	0.95%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MU Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Micron Technology, Inc. Micron Technology, Inc. is a semiconductor company that produces computer memory and computer data storage, including dynamic random-access memory, flash memory, and USB flash drives.
Over the Annual Period, Micron’s stock reflected memory-pricing dynamics, supply-demand balance across end markets, and activity tied to artificial-intelligence and high-performance computing workloads. DRAM and NAND results were shaped by cost efficiencies, inventory positioning, and capital-expenditure cycles. Data-center demand for high-bandwidth memory influenced expectations for long-term growth. Mobile, PC, and automotive segments contributed additional variability depending on device-production cycles. Overall, the stock captured the cyclical and innovation-driven nature of the memory-semiconductor market.
For the Annual Period, Micron Technology, Inc. returned 124.56% and had volatility of 39.12%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily MU Bear 1X Shares returned -67.09%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Micron Technology, Inc.’s volatility, provided a return of -69.43%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/10/2024)
Direxion Daily MU Bear 1X Shares NAV	-67.09	-64.49
S&P 500® Index	21.45	18.48
Micron Technology, Inc.	124.56	110.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 30,222,207
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 14,353
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$30,222,207
Number of Holdings	9
Net Advisory Fee	$14,353
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MU Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MU Bull 2X Shares
Class Name	Direxion Daily MU Bull 2X Shares
Trading Symbol	MUU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MU Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MU Bull 2X Shares	$188	0.92%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MU Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Micron Technology, Inc. Micron Technology, Inc. is a semiconductor company that produces computer memory and computer data storage, including dynamic random-access memory, flash memory, and USB flash drives.
Over the Annual Period, Micron’s stock reflected memory-pricing dynamics, supply-demand balance across end markets, and activity tied to artificial-intelligence and high-performance computing workloads. DRAM and NAND results were shaped by cost efficiencies, inventory positioning, and capital-expenditure cycles. Data-center demand for high-bandwidth memory influenced expectations for long-term growth. Mobile, PC, and automotive segments contributed additional variability depending on device-production cycles. Overall, the stock captured the cyclical and innovation-driven nature of the memory-semiconductor market.
For the Annual Period, Micron Technology, Inc. returned 124.56% and had volatility of 39.12%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily MU Bull 2X Shares returned 208.62%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Micron Technology, Inc.’s volatility, provided a return of 245.55%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/10/2024)
Direxion Daily MU Bull 2X Shares NAV	208.62	173.56
S&P 500® Index	21.45	18.48
Micron Technology, Inc.	124.56	110.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 268,300,615
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 313,964
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$268,300,615
Number of Holdings	11
Net Advisory Fee	$313,964
Portfolio Turnover	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	179.1%
Common Stocks	20.9%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NFLX Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NFLX Bear 1X Shares
Class Name	Direxion Daily NFLX Bear 1X Shares
Trading Symbol	NFXS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily NFLX Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NFLX Bear 1X Shares	$79	0.95%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NFLX Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Netflix, Inc. Netflix, Inc. provides entertainment services. It offers TV series, documentaries, feature films, and mobile games across various genres and languages. The company provides members the ability to receive streaming content through a host of internet-connected devices, including TVs, digital video players, television set-top boxes, and mobile devices. It also provides DVDs-by-mail membership services in the United States.
Over the Annual Period, Netflix’s stock reflected subscriber trends, content-performance metrics, and the impact of its ongoing advertising-supported tier. Viewer engagement and the release schedule of new original content influenced revenue and user retention. International growth continued to shape the company’s strategic direction, with localized productions and regional pricing playing key roles. Competitive dynamics from other streaming providers influenced market expectations. Overall, the stock captured how distribution strategy, content investment, and global subscription trends shaped the company’s operating environment.
For the Annual Period, Netflix, Inc. returned 47.99% and had volatility of 58.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily NFLX Bear 1X Shares returned -34.35%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Netflix Inc.’s volatility, provided a return of -39.36%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/03/2024)
Direxion Daily NFLX Bear 1X Shares NAV	-34.35	-36.60
S&P 500® Index	21.45	19.73
Netflix, Inc.	47.99	78.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 6,612,505
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 63,963
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,612,505
Number of Holdings	8
Net Advisory Fee	$63,963
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NFLX Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NFLX Bull 2X Shares
Class Name	Direxion Daily NFLX Bull 2X Shares
Trading Symbol	NFXL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily NFLX Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NFLX Bull 2X Shares	$128	0.93%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NFLX Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Netflix, Inc. Netflix, Inc. provides entertainment services. It offers TV series, documentaries, feature films, and mobile games across various genres and languages. The company provides members the ability to receive streaming content through a host of internet-connected devices, including TVs, digital video players, television set-top boxes, and mobile devices. It also provides DVDs-by-mail membership services in the United States.
Over the Annual Period, Netflix’s stock reflected subscriber trends, content-performance metrics, and the impact of its ongoing advertising-supported tier. Viewer engagement and the release schedule of new original content influenced revenue and user retention. International growth continued to shape the company’s strategic direction, with localized productions and regional pricing playing key roles. Competitive dynamics from other streaming providers influenced market expectations. Overall, the stock captured how distribution strategy, content investment, and global subscription trends shaped the company’s operating environment.
For the Annual Period, Netflix, Inc. returned 47.99% and had volatility of 58.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily NFLX Bull 2X Shares returned 75.68%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Netflix Inc.’s volatility, provided a return of 96.26%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/03/2024)
Direxion Daily NFLX Bull 2X Shares NAV	75.68	84.82
S&P 500® Index	21.45	19.73
Netflix, Inc.	47.99	78.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 124,610,306
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 356,454
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$124,610,306
Number of Holdings	10
Net Advisory Fee	$356,454
Portfolio Turnover	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	187.0%
Common Stocks	13.0%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NVDA Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NVDA Bear 1X Shares
Class Name	Direxion Daily NVDA Bear 1X Shares
Trading Symbol	NVDD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily NVDA Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NVDA Bear 1X Shares	$74	0.95%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NVDA Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of NVIDIA Corporation. NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute & networking.
Over the Annual Period, NVIDIA’s stock reflected strong demand for data-center GPUs, AI accelerators, and high-performance-computing infrastructure. Cloud-service-provider procurement and large-scale AI-training deployments remained significant drivers. Gaming and professional-graphics segments contributed additional variability tied to product-cycle transitions. Supply-chain conditions, capacity expansions, and competitive developments influenced sentiment. Software platforms and ecosystem partnerships supported broader adoption of accelerated-computing solutions. Overall, the stock captured the company’s central role in AI-driven compute demand.
For the Annual Period, NVIDIA Corporation returned 52.52% and had volatility of 49.64%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily NVDA Bear 1X Shares returned -44.02%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NVIDIA Corporation’s volatility, provided a return of -48.65%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/13/2023)
Direxion Daily NVDA Bear 1X Shares NAV	-44.02	-58.24
S&P 500® Index	21.45	23.84
NVIDIA Corporation	52.52	102.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 39,416,588
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 212,108
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$39,416,588
Number of Holdings	9
Net Advisory Fee	$212,108
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NVDA Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NVDA Bull 2X Shares
Class Name	Direxion Daily NVDA Bull 2X Shares
Trading Symbol	NVDU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily NVDA Bull 2X Shares for the period of November 1, 2024 to October 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NVDA Bull 2X Shares	$111	0.85%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NVDA Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of NVIDIA Corporation. NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute & networking.
Over the Annual Period, NVIDIA’s stock reflected strong demand for data-center GPUs, AI accelerators, and high-performance-computing infrastructure. Cloud-service-provider procurement and large-scale AI-training deployments remained significant drivers. Gaming and professional-graphics segments contributed additional variability tied to product-cycle transitions. Supply-chain conditions, capacity expansions, and competitive developments influenced sentiment. Software platforms and ecosystem partnerships supported broader adoption of accelerated-computing solutions. Overall, the stock captured the company’s central role in AI-driven compute demand.
For the Annual Period, NVIDIA Corporation returned 52.52% and had volatility of 49.64%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily NVDA Bull 2X Shares returned 61.42%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NVIDIA Corporation’s volatility, provided a return of 81.25%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/13/2023)
Direxion Daily NVDA Bull 2X Shares NAV	61.42	152.16
S&P 500® Index	21.45	23.84
NVIDIA Corporation	52.52	102.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 714,503,800
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 4,699,730
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$714,503,800
Number of Holdings	11
Net Advisory Fee	$4,699,730
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	186.7%
Common Stocks	13.3%
Total (as % of net assets)	200.0%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily NVDA Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of NVIDIA Corporation. Effective April 2, 2024, the Fund was renamed Direxion Daily NVDA Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of NVIDIA Corporation.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily NYSE FANG+ Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily NYSE FANG+ Bull 2X Shares
Class Name	Direxion Daily NYSE FANG+ Bull 2X Shares
Trading Symbol	FNGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily NYSE FANG+ Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily NYSE FANG+ Bull 2X Shares	$134	0.94%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily NYSE FANG+ Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the NYSE FANG+ Index. The NYSE FANG+ Index is an equal-dollar weighted Index designed to track the performance of 10 highly-traded growth stocks of technology and tech-enabled companies. The Index is comprised of the securities of U.S.-listed companies that ICE Data Indices, LLC (the “Index Provider”) has identified as FANG+ companies, which are comprised of the six FAANMG companies and four non-FAANMG companies. The Index Provider defines the FAANMG as Meta Platforms Inc. (META), Apple Inc. (AAPL), Amazon.com Inc. (AMZN), Netflix Inc. (NFLX), Microsoft Corp. (MSFT), and Alphabet Inc. Class A (GOOGL). The Index is reconstituted quarterly.
During the Annual Period, the index reflected the performance of a concentrated set of large growth companies that remained central to equity-market leadership. Many constituents were tied to themes such as cloud computing, digital advertising, e-commerce, streaming media, and artificial intelligence. Earnings results, user growth, and monetization trends drove substantial stock-level moves. The equal-weighting approach reduced the dominance of any single name but still left the index highly sensitive to sentiment toward this group of leading growth franchises. Overall, the index captured a key segment of the market where valuation, innovation, and competitive positioning were closely scrutinized.
For the Annual Period, the NYSE FANG+ Index returned 46.07% and had volatility of 28.63%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily NYSE FANG+ Bull 2X Shares returned 84.18%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE FANG+ Index’s volatility, provided a return of 96.88%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Direxion Daily NYSE FANG+ Bull 2X Shares NAV	84.18	3.17
S&P 500® Index	21.45	13.32
NYSE FANG+ Index	46.07	24.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 139,670,815
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 826,119
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$139,670,815
Number of Holdings	18
Net Advisory Fee	$826,119
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	157.0%
Common Stocks	43.0%
Total (as % of net assets)	200.0%

Index Composition	(%)
Software	30.4%
Semiconductors & Semiconductor Equipment	21.5%
Interactive Media & Services	18.7%
Technology Hardware, Storage & Peripherals	10.7%
Broadline Retail	10.0%
Entertainment	8.7%

Top 10 Constituents of Index	(%)
CrowdStrike Holdings, Inc.	11.6%
NVIDIA Corp.	11.3%
Apple, Inc.	10.8%
Alphabet, Inc.	10.7%
Broadcom, Inc.	10.2%
Amazon.com, Inc.	10.0%
Microsoft Corp.	9.7%
ServiceNow, Inc.	9.2%
Netflix, Inc.	8.7%
Meta Platforms, Inc.	7.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PANW Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily PANW Bear 1X Shares
Class Name	Direxion Daily PANW Bear 1X Shares
Trading Symbol	PALD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily PANW Bear 1X Shares for the period of March 26, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily PANW Bear 1X Shares	$52	0.95%
[33],[34]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[34]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily PANW Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Palo Alto Networks, Inc. Palo Alto Networks, Inc. is a global cybersecurity provider incorporated in 2005. Palo Alto Networks, Inc. empowers enterprises, organizations, service providers, and government entities to protect themselves against sophisticated cyber threats.
Since the Fund’s inception on March 26, 2025 through October 31, 2025 (the “Partial Period”), the stock reflected enterprise demand for security modernization, cloud-security adoption, and subscription-based platform growth. Organizations continued to transition to consolidated security architectures, influencing product-mix considerations. The company’s investments in AI-assisted threat detection and security automation contributed to sentiment. Competitive dynamics in firewalls, cloud security, and endpoint protection played a role in stock-level movements. Overall, the stock captured evolving enterprise-security priorities and the company’s execution across its platform portfolio.
For the Partial Period, Palo Alto Networks, Inc. returned 15.95% and had volatility of 17.64%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily PANW Bear 1X Shares returned -17.16%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Palo Alto Networks, Inc.’s volatility, provided a return of -22.66%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (03/26/2025)
Direxion Daily PANW Bear 1X Shares NAV	-17.16
S&P 500® Index	19.28
Palo Alto Networks, Inc.	15.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,051,785
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,051,785
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PANW Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily PANW Bull 2X Shares
Class Name	Direxion Daily PANW Bull 2X Shares
Trading Symbol	PALU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily PANW Bull 2X Shares for the period of March 26, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily PANW Bull 2X Shares	$62	0.95%
[35],[36]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.95%	[36]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily PANW Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Palo Alto Networks, Inc. Palo Alto Networks, Inc. is a global cybersecurity provider incorporated in 2005. Palo Alto Networks, Inc. empowers enterprises, organizations, service providers, and government entities to protect themselves against sophisticated cyber threats.
Since the Fund’s inception on March 26, 2025 through October 31, 2025 (the “Partial Period”), the stock reflected enterprise demand for security modernization, cloud-security adoption, and subscription-based platform growth. Organizations continued to transition to consolidated security architectures, influencing product-mix considerations. The company’s investments in AI-assisted threat detection and security automation contributed to sentiment. Competitive dynamics in firewalls, cloud security, and endpoint protection played a role in stock-level movements. Overall, the stock captured evolving enterprise-security priorities and the company’s execution across its platform portfolio.
For the Partial Period, Palo Alto Networks, Inc. returned 15.95% and had volatility of 17.64%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily PANW Bull 2X Shares returned 15.79%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Palo Alto Networks, Inc.’s volatility, provided a return of 30.69%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (03/26/2025)
Direxion Daily PANW Bull 2X Shares NAV	15.79
S&P 500® Index	19.28
Palo Alto Networks, Inc.	15.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 12,172,124
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 23,965
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$12,172,124
Number of Holdings	9
Net Advisory Fee	$23,965
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	192.0%
Common Stocks	8.0%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PLTR Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily PLTR Bear 1X Shares
Class Name	Direxion Daily PLTR Bear 1X Shares
Trading Symbol	PLTD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily PLTR Bear 1X Shares for the period of December 11, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily PLTR Bear 1X Shares	$50	0.90%
[37],[38]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[38]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily PLTR Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Palantir Technologies Inc. Palantir Technologies Inc. specializes in software platforms for big data analytics. It started by building software platforms for the intelligence community to assist in counterterrorism investigations and operations in the United States, the United Kingdom, and internationally, and expanded to work with commercial enterprises.
Since the Fund’s inception on December 11, 2024 through October 31, 2025 (the “Partial Period”), Palantir’s stock reflected adoption trends for its AI-enabled platforms across government and enterprise clients. Contract activity and renewals contributed to visibility into long-term revenue streams. The company’s work in defense, intelligence, and public-sector analytics remained central to market perception. Growth in commercial deployments, including manufacturing, healthcare, and logistics applications, influenced sentiment. Overall, the stock’s movement captured investor expectations around platform adoption, contract expansion, and the integration of AI capabilities into customer operations.
For the Partial Period, Palantir Technologies Inc. returned 182.79% and had volatility of 38.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily PLTR Bear 1X Shares returned -74.97%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Palantir Technologies Inc.’s volatility, provided a return of -76.30%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (12/11/2024)
Direxion Daily PLTR Bear 1X Shares NAV	-74.97
S&P 500® Index	14.61
Palantir Technologies, Inc.	182.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 38,323,231
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 300,885
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$38,323,231
Number of Holdings	8
Net Advisory Fee	$300,885
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily PLTR Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily PLTR Bull 2X Shares
Class Name	Direxion Daily PLTR Bull 2X Shares
Trading Symbol	PLTU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily PLTR Bull 2X Shares for the period of December 11, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily PLTR Bull 2X Shares	$224	0.86%
[39],[40]
Expenses Paid, Amount	$ 224
Expense Ratio, Percent	0.86%	[40]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily PLTR Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Palantir Technologies Inc. Palantir Technologies Inc. specializes in software platforms for big data analytics. It started by building software platforms for the intelligence community to assist in counterterrorism investigations and operations in the United States, the United Kingdom, and internationally, and expanded to work with commercial enterprises.
Since the Fund’s inception on December 11, 2024 through October 31, 2025 (the “Partial Period”), Palantir’s stock reflected adoption trends for its AI-enabled platforms across government and enterprise clients. Contract activity and renewals contributed to visibility into long-term revenue streams. The company’s work in defense, intelligence, and public-sector analytics remained central to market perception. Growth in commercial deployments, including manufacturing, healthcare, and logistics applications, influenced sentiment. Overall, the stock’s movement captured investor expectations around platform adoption, contract expansion, and the integration of AI capabilities into customer operations.
For the Partial Period, Palantir Technologies Inc. returned 182.79% and had volatility of 38.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily PLTR Bull 2X Shares returned 385.01%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Palantir Technologies Inc.’s volatility, provided a return of 410.97%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (12/11/2024)
Direxion Daily PLTR Bull 2X Shares NAV	385.01
S&P 500® Index	14.61
Palantir Technologies, Inc.	182.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 577,926,824
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 2,179,980
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$577,926,824
Number of Holdings	10
Net Advisory Fee	$2,179,980
Portfolio Turnover	11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	187.4%
Common Stocks	12.6%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily QCOM Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily QCOM Bear 1X ETF
Class Name	Direxion Daily QCOM Bear 1X ETF
Trading Symbol	QCMD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily QCOM Bear 1X ETF for the period of June 25, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily QCOM Bear 1X ETF	$31	0.95%
[41],[42]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.95%	[42]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily QCOM Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of QUALCOMM Incorporated. QUALCOMM Incorporated is a global leader in the development and commercialization of wireless technologies incorporated in 1985. QUALCOMM Incorporated is involved in the development and commercialization of foundational technologies for the wireless industry, including 3G (third generation), 4G (fourth generation) and 5G (fifth generation) wireless connectivity, and high-performance and low-power computing including on-device artificial intelligence.
Since the Fund’s inception on June 25, 2025 through October 31, 2025 (the “Partial Period”), Qualcomm’s stock reflected trends in global smartphone demand, premium-tier device adoption, and expansion into automotive and connected-device markets. Licensing activity contributed to visibility tied to intellectual-property arrangements with handset manufacturers. Demand for connectivity chips and integrated platforms was influenced by device cycles and regional market conditions. Growth initiatives in automotive compute and IoT solutions added incremental updates. Overall, the stock captured the company’s diversified exposure across mobile devices, connectivity technologies, and adjacent semiconductor markets.
For the Partial Period, QUALCOMM Incorporated returned 16.18% and had volatility of 56.84%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily QCOM Bear 1X Shares returned -15.74%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the QUALCOMM Incorporated’s volatility, provided a return of -17.76%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (06/25/2025)
Direxion Daily QCOM Bear 1X ETF NAV	-15.74
S&P 500® Index	12.72
QUALCOMM Incorporated	16.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,610,171
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,610,171
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily QCOM Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily QCOM Bull 2X ETF
Class Name	Direxion Daily QCOM Bull 2X ETF
Trading Symbol	QCMU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily QCOM Bull 2X ETF for the period of June 25, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily QCOM Bull 2X ETF	$38	0.95%
[43],[44]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.95%	[44]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily QCOM Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of QUALCOMM Incorporated. QUALCOMM Incorporated is a global leader in the development and commercialization of wireless technologies incorporated in 1985. QUALCOMM Incorporated is involved in the development and commercialization of foundational technologies for the wireless industry, including 3G (third generation), 4G (fourth generation) and 5G (fifth generation) wireless connectivity, and high-performance and low-power computing including on-device artificial intelligence.
Since the Fund’s inception on June 25, 2025 through October 31, 2025 (the “Partial Period”), Qualcomm’s stock reflected trends in global smartphone demand, premium-tier device adoption, and expansion into automotive and connected-device markets. Licensing activity contributed to visibility tied to intellectual-property arrangements with handset manufacturers. Demand for connectivity chips and integrated platforms was influenced by device cycles and regional market conditions. Growth initiatives in automotive compute and IoT solutions added incremental updates. Overall, the stock captured the company’s diversified exposure across mobile devices, connectivity technologies, and adjacent semiconductor markets.
For the Partial Period, QUALCOMM Incorporated returned 16.18% and had volatility of 56.84%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily QCOM Bull 2X Shares returned 25.86%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the QUALCOMM Incorporated’s volatility, provided a return of 30.68%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (06/25/2025)
Direxion Daily QCOM Bull 2X ETF NAV	25.86
S&P 500® Index	12.72
QUALCOMM Incorporated	16.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 7,025,674
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,025,674
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	179.4%
Common Stocks	20.6%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Class Name	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Trading Symbol	UBOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Indxx Global Robotics and Artificial Intelligence Thematic Index. The Indxx Global Robotics and Artificial Intelligence Thematic Index is designed to provide exposure to exchange-listed companies in developed markets that are expected to benefit from the adoption and utilization of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments, as defined by the index provider, Indxx.
During the Annual Period, the index reflected strong interest in automation and artificial-intelligence themes as companies sought to enhance productivity and manage labor and cost pressures. Industrial and factory automation providers were influenced by capital-expenditure trends and project backlogs. Semiconductor and hardware makers benefited from demand for computing power, sensors, and connectivity used in robotics and AI systems. Software firms offering machine learning, analytics, and AI-enabled applications responded to corporate digital-transformation agendas. While the longer-term theme remained compelling, valuations and sentiment experienced swings tied to earnings delivery and expectations for the pace of adoption.
For the Annual Period, the Indxx Global Robotics and Artificial Intelligence Thematic Index returned 18.88% and had volatility of 27.31%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares returned 24.07%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Indxx Global Robotics and Artificial Intelligence Thematic Index’s volatility, provided a return of 32.51%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/19/2018)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares NAV	24.07	0.64	-4.68
S&P 500® Index	21.45	17.64	14.95
Indxx Global Robotics and Artificial Intelligence Thematic Index	18.88	7.18	6.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 35,926,102
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 205,994
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$35,926,102
Number of Holdings	8
Net Advisory Fee	$205,994
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	154.4%
Investment Companies	45.6%
Total (as % of net assets)	200.0%

Index Composition	(%)
Machinery	33.0%
Software	15.8%
Electronic Equipment, Instruments & Components	13.0%
Semiconductors & Semiconductor Equipment	11.8%
Health Care Equipment & Supplies	8.9%
Electrical Equipment	8.7%
Aerospace & Defense	3.6%
Automobile Components	2.2%
Consumer Finance	1.6%
Life Sciences Tools & Services	0.8%
Other	0.6%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	11.8%
ABB Ltd.	8.7%
FANUC Corp.	7.1%
Intuitive Surgical, Inc.	6.4%
Keyence Corp.	5.8%
Daifuku Co. Ltd.	4.2%
Pegasystems, Inc.	3.8%
AeroVironment, Inc.	3.6%
Dynatrace, Inc.	3.4%
SMC Corp.	3.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bear 1X Shares
Class Name	Direxion Daily S&P 500® Bear 1X Shares
Trading Symbol	SPDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bear 1X Shares	$42	0.45%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the S&P 500® Index. The S&P 500® Index is designed to be comprised of stocks that are the 500 leading, large-cap U.S. listed issuers. The securities are selected on the basis of market capitalization, financial viability of the company, sector representation, public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index.
Over the Annual Period, the index reflected a combination of resilient corporate earnings, moderating inflation, and evolving expectations for monetary policy. Companies tied to artificial intelligence, cloud computing, and digital platforms continued to influence sector leadership within information technology and communication services. Consumer-related industries were shaped by employment conditions, wage growth, and discretionary spending trends. Industrials and materials responded to capital expenditure cycles, supply-chain realignment, and manufacturing data. Defensive sectors saw more muted contributions as investor focus remained oriented toward growth and higher-beta segments. Overall, the S&P 500® captured both secular innovation trends and broader macroeconomic shifts shaping the large-cap United States equity landscape.
For the Annual Period, the S&P 500® Index returned 21.45% and had volatility of 18.78%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bear 1X Shares returned -13.42%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500® Index’s volatility, provided a return of -20.51%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2016)
Direxion Daily S&P 500® Bear 1X Shares NAV	-13.42	-12.52	-12.59
S&P 500® Index	21.45	17.64	15.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 134,079,082
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 433,715
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$134,079,082
Number of Holdings	5
Net Advisory Fee	$433,715
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Index Composition	(%)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Alphabet, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class C	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bull 2X Shares
Class Name	Direxion Daily S&P 500® Bull 2X Shares
Trading Symbol	SPUU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bull 2X Shares	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the S&P 500® Index. The S&P 500® Index is designed to be comprised of stocks that are the 500 leading, large-cap U.S. listed issuers. The securities are selected on the basis of market capitalization, financial viability of the company, sector representation, public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index.
Over the Annual Period, the index reflected a combination of resilient corporate earnings, moderating inflation, and evolving expectations for monetary policy. Companies tied to artificial intelligence, cloud computing, and digital platforms continued to influence sector leadership within information technology and communication services. Consumer-related industries were shaped by employment conditions, wage growth, and discretionary spending trends. Industrials and materials responded to capital expenditure cycles, supply-chain realignment, and manufacturing data. Defensive sectors saw more muted contributions as investor focus remained oriented toward growth and higher-beta segments. Overall, the S&P 500® captured both secular innovation trends and broader macroeconomic shifts shaping the large-cap United States equity landscape.
For the Annual Period, the S&P 500® Index returned 21.45% and had volatility of 18.78%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 2X Shares returned 34.38%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500® Index’s volatility, provided a return of 42.47%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bull 2X Shares NAV	34.38	28.63	22.89
S&P 500® Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 202,855,799
Holdings Count | $ / shares	509
Advisory Fees Paid, Amount	$ 741,015
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$202,855,799
Number of Holdings	509
Net Advisory Fee	$741,015
Portfolio Turnover	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	105.7%
Common Stocks	94.3%
Total (as % of net assets)	200.0%

Index Composition	(%)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Alphabet, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class C	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Class Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Trading Symbol	DRIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	$87	0.95%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares seeks daily investment results, before fees and expenses, of -200% of the performance of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by S&P Dow Jones Indices, LLC and includes domestic companies from the oil and gas exploration and production sub-industry. The Index is a modified equal-weighted index that is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (GICS).
Over the Annual Period, the index reflected the upstream sector’s sensitivity to commodity prices, drilling activity, and capital-spending decisions. Exploration and production companies were affected by changes in crude oil and natural gas benchmarks, well productivity, and cost structures. Balance-sheet discipline, hedging strategies, and shareholder-return policies also played important roles in how investors assessed individual companies. Shifts in global supply-demand balances, including actions by major producer groups and changes in inventory levels, influenced revenue visibility and sentiment. Overall, the index captured the cyclical and operational dynamics of the United States exploration and production industry.
For the Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned -0.22% and had volatility of 33.58%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares returned -17.82%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Oil & Gas Exploration & Production Select Industry Index’s volatility, provided a return of -27.62%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares NAV	-17.82	-57.18	-43.12
S&P 500® Index	21.45	17.64	14.64
S&P Oil & Gas Exploration & Production Select Industry Index	-0.22	28.98	0.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 48,712,396
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 341,190
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$48,712,396
Number of Holdings	8
Net Advisory Fee	$341,190
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
CNX Resources Corp.	3.1%
Murphy Oil Corp.	2.9%
Marathon Oil Corp.	2.9%
Expand Energy Corp.	2.9%
Valero Energy Corp.	2.9%
EQT Corp.	2.8%
ConocoPhillips	2.8%
Diamondback Energy, Inc.	2.8%
Range Resources Corp.	2.8%
Exxon Mobil Corp.	2.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Class Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Trading Symbol	GUSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	$84	0.92%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the S&P Oil & Gas Exploration & Production Select Industry Index. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by S&P Dow Jones Indices, LLC and includes domestic companies from the oil and gas exploration and production sub-industry. The Index is a modified equal-weighted index that is designed to measure the performance of a sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (GICS).
Over the Annual Period, the index reflected the upstream sector’s sensitivity to commodity prices, drilling activity, and capital-spending decisions. Exploration and production companies were affected by changes in crude oil and natural gas benchmarks, well productivity, and cost structures. Balance-sheet discipline, hedging strategies, and shareholder-return policies also played important roles in how investors assessed individual companies. Shifts in global supply-demand balances, including actions by major producer groups and changes in inventory levels, influenced revenue visibility and sentiment. Overall, the index captured the cyclical and operational dynamics of the United States exploration and production industry.
For the Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned -0.22% and had volatility of 33.58%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares returned -16.82%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Oil & Gas Exploration & Production Select Industry Index’s volatility, provided a return of -11.20%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares NAV	-16.82	37.74	-42.83
S&P 500® Index	21.45	17.64	14.64
S&P Oil & Gas Exploration & Production Select Industry Index	-0.22	28.98	0.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 221,422,977
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 2,035,711
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$221,422,977
Number of Holdings	61
Net Advisory Fee	$2,035,711
Portfolio Turnover	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	125.3%
Common Stocks	74.7%
Total (as % of net assets)	200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
CNX Resources Corp.	3.1%
Murphy Oil Corp.	2.9%
Marathon Oil Corp.	2.9%
Expand Energy Corp.	2.9%
Valero Energy Corp.	2.9%
EQT Corp.	2.8%
ConocoPhillips	2.8%
Diamondback Energy, Inc.	2.8%
Range Resources Corp.	2.8%
Exxon Mobil Corp.	2.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductors Top 5 Bear 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductors Top 5 Bear 2X ETF
Class Name	Direxion Daily Semiconductors Top 5 Bear 2X ETF
Trading Symbol	TSXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Semiconductors Top 5 Bear 2X ETF for the period of October 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Semiconductors Top 5 Bear 2X ETF	$7	0.95%
[45],[46]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.95%	[46]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductors Top 5 Bear 2X ETF seeks daily investment results, before fees and expenses, of -200% of the performance of the NYSE Semiconductor Top 5 Equal Weight Index. The NYSE Semiconductor Top 5 Equal Weight Index consists of the top five securities in the NYSE Semiconductor Index, which includes U.S.-listed companies in the semiconductor industry.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index captured short-term movements among the largest semiconductor companies, which were influenced by data-center demand, AI-related chip production, and developments in fabrication capacity. Chip designers responded to product announcements, architecture updates, and procurement trends from cloud-service providers. Semiconductor manufacturers and equipment suppliers were sensitive to wafer-fab utilization, capital-expenditure plans, and regional manufacturing initiatives. Supply-chain visibility and competitive positioning contributed to stock-level differentiation. Overall, the index reflected the fast-moving nature of the semiconductor industry over a brief but active timeframe.
For the Partial Period, the NYSE Semiconductor Top 5 Equal Weight Index returned 18.81% and had volatility of 27.44%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Semiconductors Top 5 Bear 2X ETF returned -31.92%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE Semiconductor Top 5 Equal Weight Index’s volatility, provided a return of -29.74%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (10/01/2025)
Direxion Daily Semiconductors Top 5 Bear 2X ETF NAV	-31.92
S&P 500® Index	2.34
NYSE Semiconductor Top 5 Equal Weight Index	18.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,702,112
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,702,112
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	25.8%
ASML Holding NV ADR	20.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	18.6%
NVIDIA Corp.	18.2%
Broadcom, Inc.	16.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductors Top 5 Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductors Top 5 Bull 2X ETF
Class Name	Direxion Daily Semiconductors Top 5 Bull 2X ETF
Trading Symbol	TSXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Semiconductors Top 5 Bull 2X ETF for the period of October 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Semiconductors Top 5 Bull 2X ETF	$10	0.95%
[47],[48]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.95%	[48]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductors Top 5 Bull 2X ETF seeks daily investment results, before fees and expenses, of 200% of the performance of the NYSE Semiconductor Top 5 Equal Weight Index. The NYSE Semiconductor Top 5 Equal Weight Index consists of the top five securities in the NYSE Semiconductor Index, which includes U.S.-listed companies in the semiconductor industry.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index captured short-term movements among the largest semiconductor companies, which were influenced by data-center demand, AI-related chip production, and developments in fabrication capacity. Chip designers responded to product announcements, architecture updates, and procurement trends from cloud-service providers. Semiconductor manufacturers and equipment suppliers were sensitive to wafer-fab utilization, capital-expenditure plans, and regional manufacturing initiatives. Supply-chain visibility and competitive positioning contributed to stock-level differentiation. Overall, the index reflected the fast-moving nature of the semiconductor industry over a brief but active timeframe.
For the Partial Period, the NYSE Semiconductor Top 5 Equal Weight Index returned 18.81% and had volatility of 27.44%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Semiconductors Top 5 Bull 2X ETF returned 38.24%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE Semiconductor Top 5 Equal Weight Index’s volatility, provided a return of 33.67%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (10/01/2025)
Direxion Daily Semiconductors Top 5 Bull 2X ETF NAV	38.24
S&P 500® Index	2.34
NYSE Semiconductor Top 5 Equal Weight Index	18.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 6,048,004
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,048,004
Number of Holdings	11
Net Advisory Fee	$0
Portfolio Turnover	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	167.7%
Common Stocks	32.3%
Total (as % of net assets)	200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	25.8%
ASML Holding NV ADR	20.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	18.6%
NVIDIA Corp.	18.2%
Broadcom, Inc.	16.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily SHOP Bear 1X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily SHOP Bear 1X ETF
Class Name	Direxion Daily SHOP Bear 1X ETF
Trading Symbol	SHPD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily SHOP Bear 1X ETF for the period of August 6, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily SHOP Bear 1X ETF	$19	0.95%
[49],[50]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.95%	[50]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily SHOP Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Shopify Inc. Shopify Inc. engages in the cloud-based commerce platform designed for small and medium-sized businesses. It focuses on merchant and subscription solutions. The company was founded in 2004 and is headquartered in Ottawa, Canada.
Since the Fund’s inception on August 6, 2025 through October 31, 2025 (the “Partial Period”), Shopify’s stock reflected trends in merchant-platform adoption, transaction activity, and spending on commerce-related software tools. Payment-volume trends influenced expectations across key revenue streams. Fulfillment capabilities, partner integrations, and logistics investments contributed to sentiment about long-term platform growth. International expansion and merchant-services adoption added incremental updates. Overall, the stock captured evolving digital-commerce activity and merchant engagement within a compressed time window.
For the Partial Period, Shopify Inc. returned 36.90% and had volatility of 34.82%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily SHOP Bear 1X Shares returned -31.85%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Shopify Inc.’s volatility, provided a return of -35.97%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (08/06/2025)
Direxion Daily SHOP Bear 1X ETF NAV	-31.85
S&P 500® Index	8.91
Shopify Inc.	36.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,967,972
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,967,972
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily SHOP Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily SHOP Bull 2X ETF
Class Name	Direxion Daily SHOP Bull 2X ETF
Trading Symbol	SHPU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily SHOP Bull 2X ETF for the period of August 6, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily SHOP Bull 2X ETF	$31	0.95%
[51],[52]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.95%	[52]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily SHOP Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Shopify Inc. Shopify Inc. engages in the cloud-based commerce platform designed for small and medium-sized businesses. It focuses on merchant and subscription solutions. The company was founded in 2004 and is headquartered in Ottawa, Canada.
Since the Fund’s inception on August 6, 2025 through October 31, 2025 (the “Partial Period”), Shopify’s stock reflected trends in merchant-platform adoption, transaction activity, and spending on commerce-related software tools. Payment-volume trends influenced expectations across key revenue streams. Fulfillment capabilities, partner integrations, and logistics investments contributed to sentiment about long-term platform growth. International expansion and merchant-services adoption added incremental updates. Overall, the stock captured evolving digital-commerce activity and merchant engagement within a compressed time window.
For the Partial Period, Shopify Inc. returned 36.90% and had volatility of 34.82%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily SHOP Bull 2X Shares returned 69.91%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Shopify Inc.’s volatility, provided a return of 87.47%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (08/06/2025)
Direxion Daily SHOP Bull 2X ETF NAV	69.91
S&P 500® Index	8.91
Shopify Inc.	36.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 8,466,899
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,466,899
Number of Holdings	10
Net Advisory Fee	$0
Portfolio Turnover	181%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	200.0%
Common Stocks	0.0%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Top 5 Bear 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Top 5 Bear 2X ETF
Class Name	Direxion Daily Technology Top 5 Bear 2X ETF
Trading Symbol	TTXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Technology Top 5 Bear 2X ETF for the period of October 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Technology Top 5 Bear 2X ETF	$8	0.95%
[53],[54]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.95%	[54]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Top 5 Bear 2X ETF seeks daily investment results, before fees and expenses, of -200% of the performance of the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index. The S&P 500 Information Technology (Sector) Top 5 Equal Capped Index consists of the top five securities in the S&P 500 Information Technology (Sector) Index, which includes U.S.-listed companies in the information technology sector as classified by the Global Industry Classification Standards.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index reflected the performance of the largest United States technology companies as they responded to product-cycle developments, earnings updates, and shifts in enterprise and consumer technology spending. Cloud-service providers and software platforms were influenced by subscription trends and infrastructure investment, while semiconductor-oriented firms responded to demand for artificial-intelligence hardware. Device and ecosystem companies experienced movements tied to launch activity and user-engagement metrics. Regulatory developments and competitive positioning contributed to sentiment during the period. Overall, the index captured concentrated exposure to dominant technology companies over a short evaluation window.
For the Partial Period, the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index returned 4.23% and had volatility of 21.73%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Technology Top 5 Bear 2X ETF returned -8.57%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index (USD)’s volatility, provided a return of -7.86%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (10/01/2025)
Direxion Daily Technology Top 5 Bear 2X ETF NAV	-8.57
S&P 500® Index	2.34
S&P 500 Information Technology (Sector) Top 5 Equal Capped Index (USD)	4.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,285,680
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,285,680
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	41.4%
Software	35.5%
Technology Hardware, Storage & Peripherals	23.1%

Top 10 Constituents of Index	(%)
Apple, Inc.	23.1%
NVIDIA Corp.	22.1%
Microsoft Corp.	20.0%
Broadcom, Inc.	19.3%
Oracle Corp.	15.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Top 5 Bull 2X ETF
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Top 5 Bull 2X ETF
Class Name	Direxion Daily Technology Top 5 Bull 2X ETF
Trading Symbol	TTXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Technology Top 5 Bull 2X ETF for the period of October 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily Technology Top 5 Bull 2X ETF	$8	0.95%
[55],[56]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.95%	[56]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Top 5 Bull 2X ETF seeks daily investment results, before fees and expenses, of 200% of the performance of the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index. The S&P 500 Information Technology (Sector) Top 5 Equal Capped Index consists of the top five securities in the S&P 500 Information Technology (Sector) Index, which includes U.S.-listed companies in the information technology sector as classified by the Global Industry Classification Standards.
Since the Fund’s inception on October 1, 2025 through October 31, 2025 (the “Partial Period”), the index reflected the performance of the largest United States technology companies as they responded to product-cycle developments, earnings updates, and shifts in enterprise and consumer technology spending. Cloud-service providers and software platforms were influenced by subscription trends and infrastructure investment, while semiconductor-oriented firms responded to demand for artificial-intelligence hardware. Device and ecosystem companies experienced movements tied to launch activity and user-engagement metrics. Regulatory developments and competitive positioning contributed to sentiment during the period. Overall, the index captured concentrated exposure to dominant technology companies over a short evaluation window.
For the Partial Period, the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index returned 4.23% and had volatility of 21.73%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Technology Top 5 Bull 2X ETF returned 7.50%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500 Information Technology (Sector) Top 5 Equal Capped Index (USD)’s volatility, provided a return of 6.22%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (10/01/2025)
Direxion Daily Technology Top 5 Bull 2X ETF NAV	7.50
S&P 500® Index	2.34
S&P 500 Information Technology (Sector) Top 5 Equal Capped Index (USD)	4.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,703,097
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,703,097
Number of Holdings	11
Net Advisory Fee	$0
Portfolio Turnover	109%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	154.5%
Common Stocks	45.5%
Total (as % of net assets)	200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	41.4%
Software	35.5%
Technology Hardware, Storage & Peripherals	23.1%

Top 10 Constituents of Index	(%)
Apple, Inc.	23.1%
NVIDIA Corp.	22.1%
Microsoft Corp.	20.0%
Broadcom, Inc.	19.3%
Oracle Corp.	15.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSLA Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSLA Bear 1X Shares
Class Name	Direxion Daily TSLA Bear 1X Shares
Trading Symbol	TSLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily TSLA Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSLA Bear 1X Shares	$60	0.88%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSLA Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Tesla, Inc. Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components.
Across the Annual Period, Tesla’s stock reflected changes in electric-vehicle demand, production volumes, and pricing strategies across major markets. Margin conditions were influenced by input costs, manufacturing efficiencies, and competitive dynamics within the EV industry. Updates related to autonomous-driving software, battery technology, and new model introductions contributed to volatility. Energy-storage deployments and grid-scale projects offered an additional source of activity. Overall, the stock’s behavior captured evolving expectations around growth, innovation milestones, and competitive positioning in the global EV market.
For the Annual Period, Tesla, Inc. returned 82.73% and had volatility of 67.43%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily TSLA Bear 1X Shares returned -62.63%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Tesla, Inc.’s volatility, provided a return of -65.51%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily TSLA Bear 1X Shares NAV	-62.63	-35.92
S&P 500® Index	21.45	18.57
Tesla, Inc.	82.73	15.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 78,512,042
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 507,281
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$78,512,042
Number of Holdings	9
Net Advisory Fee	$507,281
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSLA Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSLA Bull 2X Shares
Class Name	Direxion Daily TSLA Bull 2X Shares
Trading Symbol	TSLL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily TSLA Bull 2X Shares for the period of November 1, 2024 to October 31, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523. This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSLA Bull 2X Shares	$105	0.73%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSLA Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Tesla, Inc. Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components.
Across the Annual Period, Tesla’s stock reflected changes in electric-vehicle demand, production volumes, and pricing strategies across major markets. Margin conditions were influenced by input costs, manufacturing efficiencies, and competitive dynamics within the EV industry. Updates related to autonomous-driving software, battery technology, and new model introductions contributed to volatility. Energy-storage deployments and grid-scale projects offered an additional source of activity. Overall, the stock’s behavior captured evolving expectations around growth, innovation milestones, and competitive positioning in the global EV market.
For the Annual Period, Tesla, Inc. returned 82.73% and had volatility of 67.43%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily TSLA Bull 2X Shares returned 87.68%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Tesla, Inc.’s volatility, provided a return of 112.75%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/09/2022)
Direxion Daily TSLA Bull 2X Shares NAV	87.68	-1.15
S&P 500® Index	21.45	18.57
Tesla, Inc.	82.73	15.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 02, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 7,652,810,457
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 33,953,971
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,652,810,457
Number of Holdings	12
Net Advisory Fee	$33,953,971
Portfolio Turnover	101%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	181.2%
Common Stocks	18.8%
Total (as % of net assets)	200.0%

Material Fund Change [Text Block]
MATERIAL CHANGES
From November 1, 2023 through April 1, 2024, the Fund was named Direxion Daily TSLA Bull 1.5X Shares and sought daily investment results, before fees and expenses, of 150% of the performance of the common shares of Tesla, Inc. Effective April 2, 2024, the Fund was renamed Direxion Daily TSLA Bull 2X Shares and seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Tesla, Inc.

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSM Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSM Bear 1X Shares
Class Name	Direxion Daily TSM Bear 1X Shares
Trading Symbol	TSMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily TSM Bear 1X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSM Bear 1X Shares	$74	0.95%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSM Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Taiwan Semiconductor Manufacturing Co. Ltd. Taiwan Semiconductor Manufacturing Co. Ltd. is a Taiwan-based company and is the largest dedicated foundry in the semiconductor industry. As a foundry, Taiwan Semiconductor Manufacturing Co. Ltd, manufactures semiconductors using manufacturing processes that are based on proprietary integrated circuit designs provided by its customers. Taiwan Semiconductor Manufacturing Co. Ltd. produced 28 percent of the world semiconductor excluding memory output value in 2023.
During the Annual Period, Taiwan Semiconductor Manufacturing Co. Ltd.’s stock reflected demand for advanced process nodes, artificial-intelligence chips, and high-performance computing semiconductors. Capacity utilization at leading-edge technologies contributed to investor focus, along with expansion of fabrication facilities and geographic diversification. Partnerships with major chip designers shaped expectations for long-term volume growth. Production costs, capital-expenditure plans, and supply-chain developments influenced sentiment. Overall, the stock captured the company’s central role in global semiconductor manufacturing and advanced-node technology leadership.
For the Annual Period, Taiwan Semiconductor Manufacturing Co. Ltd. returned 57.67% and had volatility of 19.93%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily TSM Bear 1X Shares returned -43.52%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Taiwan Semiconductor Manufacturing Co. Ltd.’s volatility, provided a return of -47.46%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/03/2024)
Direxion Daily TSM Bear 1X Shares NAV	-43.52	-45.87
S&P 500® Index	21.45	19.73
Taiwan Semiconductor Manufacturing Co Ltd	57.67	64.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,110,271
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 10,590
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,110,271
Number of Holdings	7
Net Advisory Fee	$10,590
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily TSM Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily TSM Bull 2X Shares
Class Name	Direxion Daily TSM Bull 2X Shares
Trading Symbol	TSMX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily TSM Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily TSM Bull 2X Shares	$127	0.88%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily TSM Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Taiwan Semiconductor Manufacturing Co. Ltd. Taiwan Semiconductor Manufacturing Co. Ltd. is a Taiwan-based company and is the largest dedicated foundry in the semiconductor industry. As a foundry, Taiwan Semiconductor Manufacturing Co. Ltd. manufactures semiconductors using manufacturing processes that are based on proprietary integrated circuit designs provided by its customers. Taiwan Semiconductor Manufacturing Co. Ltd. produced 28 percent of the world semiconductor excluding memory output value in 2023.
During the Annual Period, Taiwan Semiconductor Manufacturing Co. Ltd.’s stock reflected demand for advanced process nodes, artificial-intelligence chips, and high-performance computing semiconductors. Capacity utilization at leading-edge technologies contributed to investor focus, along with expansion of fabrication facilities and geographic diversification. Partnerships with major chip designers shaped expectations for long-term volume growth. Production costs, capital-expenditure plans, and supply-chain developments influenced sentiment. Overall, the stock captured the company’s central role in global semiconductor manufacturing and advanced-node technology leadership.
For the Annual Period, Taiwan Semiconductor Manufacturing Co. Ltd. returned 57.67% and had volatility of 19.93%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily TSM Bull 2X Shares returned 89.29%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Taiwan Semiconductor Manufacturing Co. Ltd.’s volatility, provided a return of 114.13%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/03/2024)
Direxion Daily TSM Bull 2X Shares NAV	89.29	104.79
S&P 500® Index	21.45	19.73
Taiwan Semiconductor Manufacturing Co Ltd	57.67	64.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 250,242,359
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 837,434
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$250,242,359
Number of Holdings	9
Net Advisory Fee	$837,434
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	187.9%
Common Stocks	12.1%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Uranium Industry Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Uranium Industry Bull 2X Shares
Class Name	Direxion Daily Uranium Industry Bull 2X Shares
Trading Symbol	URAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Uranium Industry Bull 2X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Uranium Industry Bull 2X Shares	$153	0.95%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Uranium Industry Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the Solactive United States Uranium and Nuclear Energy ETF Select Index. The Solactive United States Uranium and Nuclear Energy ETF Select Index is designed by Solactive AG to track the performance of U.S.-listed exchange-traded funds with a focus on uranium and nuclear energy.
Over the Annual Period, the index reflected renewed interest in nuclear energy as a potential source of low-carbon baseload power. Uranium miners and developers were influenced by long-term contracting activity, spot and term uranium prices, and project-development progress. Companies tied to nuclear-technology equipment and services responded to policy discussions, plant-life extensions, and new-build prospects in various markets. Investor sentiment toward the broader clean-energy complex and perceptions of nuclear energy’s role within it also played a role in valuation trends. Overall, the index captured the cyclical and policy-driven forces shaping the uranium and nuclear-energy industries.
For the Annual Period, the Solactive United States Uranium and Nuclear Energy ETF Select Index returned 67.90% and had volatility of 58.54%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Uranium Industry Bull 2X Shares returned 123.05%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Solactive United States Uranium and Nuclear Energy ETF Select Index’s volatility, provided a return of 138.33%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/26/2024)
Direxion Daily Uranium Industry Bull 2X Shares NAV	123.05	77.71
S&P 500® Index	21.45	19.53
Solactive United States Uranium and Nuclear Energy ETF Select Index	67.90	50.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 53,048,612
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 80,315
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$53,048,612
Number of Holdings	12
Net Advisory Fee	$80,315
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	153.5%
Investment Companies	46.5%
Total (as % of net assets)	200.0%

Index Composition	(%)
Nuclear Energy	100.0%

Top 10 Constituents of Index	(%)
Global X Uranium ETF	52.0%
VanEck Uranium and Nuclear ETF	28.7%
Sprott Uranium Miners ETF	19.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily XOM Bear 1X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily XOM Bear 1X Shares
Class Name	Direxion Daily XOM Bear 1X Shares
Trading Symbol	XOMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily XOM Bear 1X Shares for the period of April 23, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily XOM Bear 1X Shares	$49	0.95%
[57],[58]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[58]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily XOM Bear 1X Shares seeks daily investment results, before fees and expenses, of -100% of the performance of the common shares of Exxon Mobil Corporation. Exxon Mobil Corporation is an American multinational oil and gas company, and it is vertically integrated across the entire oil and gas industry, and within it is also a chemicals division which produces plastic, synthetic rubber, and other chemical products.
Since the Fund’s inception on April 23, 2025 through October 31, 2025 (the “Partial Period”), Exxon Mobil’s stock reflected movements in crude-oil and natural-gas benchmarks, along with refining and petrochemical market conditions. Upstream performance was shaped by production trends, project execution, and regional supply dynamics, while downstream operations responded to shifts in product demand, crack spreads, and seasonal consumption patterns. Cost structures, capital-allocation updates, and long-term resource-development initiatives contributed to investor focus. Petrochemical operations introduced additional variability tied to feedstock availability and global industrial activity. Overall, the stock captured the sector’s sensitivity to commodity prices, operational discipline, and broader energy-market developments during the period.
For the Partial Period, Exxon Mobil Corporation returned 5.60% and had volatility of 16.31%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily XOM Bear 1X Shares returned -5.31%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Exxon Mobil Corporation’s volatility, provided a return of -9.67%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (04/23/2025)
Direxion Daily XOM Bear 1X Shares NAV	-5.31
S&P 500® Index	30.19
Exxon Mobil Corporation	5.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,330,568
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,330,568
Number of Holdings	7
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily XOM Bull 2X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily XOM Bull 2X Shares
Class Name	Direxion Daily XOM Bull 2X Shares
Trading Symbol	XOMX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily XOM Bull 2X Shares for the period of April 23, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily XOM Bull 2X Shares	$52	0.95%
[59],[60]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[60]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily XOM Bull 2X Shares seeks daily investment results, before fees and expenses, of 200% of the performance of the common shares of Exxon Mobil Corporation. Exxon Mobil Corporation is an American multinational oil and gas company, and it is vertically integrated across the entire oil and gas industry, and within it is also a chemicals division which produces plastic, synthetic rubber, and other chemical products.
Since the Fund’s inception on April 23, 2025 through October 31, 2025 (the “Partial Period”), Exxon Mobil’s stock reflected movements in crude-oil and natural-gas benchmarks, along with refining and petrochemical market conditions. Upstream performance was shaped by production trends, project execution, and regional supply dynamics, while downstream operations responded to shifts in product demand, crack spreads, and seasonal consumption patterns. Cost structures, capital-allocation updates, and long-term resource-development initiatives contributed to investor focus. Petrochemical operations introduced additional variability tied to feedstock availability and global industrial activity. Overall, the stock captured the sector’s sensitivity to commodity prices, operational discipline, and broader energy-market developments during the period.
For the Partial Period, Exxon Mobil Corporation returned 5.60% and had volatility of 16.31%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the stock alone should not generate expectations of annual performance of the Fund. The Direxion Daily XOM Bull 2X Shares returned 7.07%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Exxon Mobil Corporation’s volatility, provided a return of 15.30%. Factors that may materially impact Fund performance include the volatility of the stock, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the stock and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (04/23/2025)
Direxion Daily XOM Bull 2X Shares NAV	7.07
S&P 500® Index	30.19
Exxon Mobil Corporation	5.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 3,305,687
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,305,687
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	185.0%
Common Stocks	15.0%
Total (as % of net assets)	200.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 20+ Year Treasury Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 20+ Year Treasury Bear 3X Shares
Class Name	Direxion Daily 20+ Year Treasury Bear 3X Shares
Trading Symbol	TMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 20+ Year Treasury Bear 3X Shares	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 20+ Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds.
Over the Annual Period, long-term Treasury yields reflected shifting market expectations for inflation, growth, and the long-run path of Federal Reserve policy. Periods of rising yields were driven by concerns about persistent inflation pressures, elevated Treasury issuance, and an increase in the term premium demanded by investors. Conversely, softer economic data, moderating inflation readings, and heightened risk aversion supported demand for long-duration government bonds at other points in the year. Volatility across the long end of the curve remained elevated as markets reassessed the equilibrium level of real rates and long-horizon fiscal conditions. Overall, the index captured how macroeconomic developments, monetary-policy uncertainty, and supply dynamics influenced long-term Treasury yields throughout the Annual Period.
For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned 2.05% and had volatility of 13.13%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily 20+ Year Treasury Bear 3X Shares returned 1.32%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the ICE U.S. Treasury 20+ Year Bond Index’s volatility, provided a return of -15.00%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 20+ Year Treasury Bear 3X Shares NAV	1.32	22.00	-5.64
S&P 500® Index	21.45	17.64	14.64
ICE U.S. Treasury 20+ Year Bond Index	2.05	-7.86	-0.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 168,033,840
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,375,172
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$168,033,840
Number of Holdings	9
Net Advisory Fee	$1,375,172
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Top 10 Constituents of Index	(%)
4.750% 2055-05-15	4.5%
4.750% 2055-08-15	4.4%
4.625% 2054-05-15	4.4%
4.625% 2055-02-15	4.3%
4.500% 2054-11-15	4.3%
4.750% 2053-11-15	4.3%
4.250% 2054-08-15	4.1%
4.250% 2054-02-15	4.1%
4.250% 2053-08-15	3.6%
4.000% 2052-11-15	3.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 20+ Year Treasury Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 20+ Year Treasury Bull 3X Shares
Class Name	Direxion Daily 20+ Year Treasury Bull 3X Shares
Trading Symbol	TMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 20+ Year Treasury Bull 3X Shares	$72	0.76%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 20+ Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the ICE U.S. Treasury 20+ Year Bond Index. The ICE U.S. Treasury 20+ Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than 20 years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds.
Over the Annual Period, long-term Treasury yields reflected shifting market expectations for inflation, growth, and the long-run path of Federal Reserve policy. Periods of rising yields were driven by concerns about persistent inflation pressures, elevated Treasury issuance, and an increase in the term premium demanded by investors. Conversely, softer economic data, moderating inflation readings, and heightened risk aversion supported demand for long-duration government bonds at other points in the year. Volatility across the long end of the curve remained elevated as markets reassessed the equilibrium level of real rates and long-horizon fiscal conditions. Overall, the index captured how macroeconomic developments, monetary-policy uncertainty, and supply dynamics influenced long-term Treasury yields throughout the Annual Period.
For the Annual Period, the ICE U.S. Treasury 20+ Year Bond Index returned 2.05% and had volatility of 13.13%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned -10.28%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the ICE U.S. Treasury 20+ Year Bond Index’s volatility, provided a return of 0.94%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 20+ Year Treasury Bull 3X Shares NAV	-10.28	-33.46	-13.06
S&P 500® Index	21.45	17.64	14.64
ICE U.S. Treasury 20+ Year Bond Index	2.05	-7.86	-0.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,514,481,990
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 32,837,937
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,514,481,990
Number of Holdings	14
Net Advisory Fee	$32,837,937
Portfolio Turnover	142%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.1%
Investment Companies	71.9%
Total (as % of net assets)	300.0%

Top 10 Constituents of Index	(%)
4.750% 2055-05-15	4.5%
4.750% 2055-08-15	4.4%
4.625% 2054-05-15	4.4%
4.625% 2055-02-15	4.3%
4.500% 2054-11-15	4.3%
4.750% 2053-11-15	4.3%
4.250% 2054-08-15	4.1%
4.250% 2054-02-15	4.1%
4.250% 2053-08-15	3.6%
4.000% 2052-11-15	3.2%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Class Name	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Trading Symbol	TYO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 7-10 Year Treasury Bear 3X Shares	$93	0.95%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 7-10 Year Treasury Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee.
Over the Annual Period, intermediate-term Treasury yields were influenced by shifting expectations for Federal Reserve policy, inflation trends, and labor-market conditions. Periods of rising yields reflected market assessments of persistent inflation pressures and uncertainty around the timing of potential rate cuts, while softer economic data and easing inflation supported yield declines at other points in the year. Investor demand for high-quality duration exposure fluctuated as risk sentiment moved between risk-on and risk-off environments. Auction results, term-premium dynamics, and Treasury supply activity also contributed to movements within the maturity segment. Overall, the index captured how macroeconomic developments and monetary-policy adjustments shaped intermediate-term U.S. Treasury yields over the Annual Period.
For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 6.55% and had volatility of 6.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily 7-10 Year Treasury Bear 3X Shares returned -3.66%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the ICE U.S. Treasury 7-10 Year Bond Index’s volatility, provided a return of -19.09%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 7-10 Year Treasury Bear 3X Shares NAV	-3.66	12.56	-0.99
S&P 500® Index	21.45	17.64	14.64
ICE U.S. Treasury 7-10 Year Bond Index	6.55	-1.74	1.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 9,789,656
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 75,143
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$9,789,656
Number of Holdings	6
Net Advisory Fee	$75,143
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.3%
4.375% 2034-05-15	8.3%
4.250% 2034-11-15	8.2%
4.250% 2035-05-15	8.2%
4.250% 2035-08-15	8.1%
4.500% 2033-11-15	7.9%
4.000% 2034-02-15	7.9%
3.875% 2034-08-15	7.9%
3.875% 2033-08-15	7.1%
4.125% 2032-11-15	6.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Class Name	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Trading Symbol	TYD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily 7-10 Year Treasury Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the Index are zero-coupon STRIPS, inflation linked securities, floating rate notes, cash management and Treasury bills, and any government agency debt issued with or without a government guarantee.
Over the Annual Period, intermediate-term Treasury yields were influenced by shifting expectations for Federal Reserve policy, inflation trends, and labor-market conditions. Periods of rising yields reflected market assessments of persistent inflation pressures and uncertainty around the timing of potential rate cuts, while softer economic data and easing inflation supported yield declines at other points in the year. Investor demand for high-quality duration exposure fluctuated as risk sentiment moved between risk-on and risk-off environments. Auction results, term-premium dynamics, and Treasury supply activity also contributed to movements within the maturity segment. Overall, the index captured how macroeconomic developments and monetary-policy adjustments shaped intermediate-term U.S. Treasury yields over the Annual Period.
For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 6.55% and had volatility of 6.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned 6.58%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the ICE U.S. Treasury 7-10 Year Bond Index’s volatility, provided a return of 19.59%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily 7-10 Year Treasury Bull 3X Shares NAV	6.58	-13.85	-3.03
S&P 500® Index	21.45	17.64	14.64
ICE U.S. Treasury 7-10 Year Bond Index	6.55	-1.74	1.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 50,702,133
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 413,120
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$50,702,133
Number of Holdings	8
Net Advisory Fee	$413,120
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.6%
Investment Companies	71.4%
Total (as % of net assets)	300.0%

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.3%
4.375% 2034-05-15	8.3%
4.250% 2034-11-15	8.2%
4.250% 2035-05-15	8.2%
4.250% 2035-08-15	8.1%
4.500% 2033-11-15	7.9%
4.000% 2034-02-15	7.9%
3.875% 2034-08-15	7.9%
3.875% 2033-08-15	7.1%
4.125% 2032-11-15	6.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Aerospace & Defense Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Aerospace & Defense Bull 3X Shares
Class Name	Direxion Daily Aerospace & Defense Bull 3X Shares
Trading Symbol	DFEN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Aerospace & Defense Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Aerospace & Defense Bull 3X Shares	$168	0.92%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Aerospace & Defense Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Dow Jones U.S. Select Aerospace & Defense Index. The Dow Jones U.S. Select Aerospace & Defense Index is provided by S&P Dow Jones Indices LLC. The Index attempts to measure the performance of the aerospace and defense industry of the U.S. equity market and is float-adjusted and market capitalization-weighted. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons.
During the Annual Period, aerospace and defense companies were influenced by commercial-aircraft production trends, fleet-replacement cycles, and global defense spending priorities. Commercial manufacturers responded to order activity, backlog visibility, and progress toward stabilizing production systems. Defense contractors saw conditions shaped by multi-year procurement programs, geopolitical developments, and funding levels across air, land, and missile platforms. Supply-chain capacity, labor availability, and regulatory milestones contributed to variability across companies. Overall, the index reflected a mix of long-cycle defense demand and improvements in commercial-aircraft activity.
For the Annual Period, the Dow Jones U.S. Select Aerospace & Defense Index returned 51.35% and had volatility of 22.22%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Aerospace & Defense Bull 3X Shares returned 165.58%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Dow Jones U.S. Select Aerospace & Defense Index’s volatility, provided a return of 198.51%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Aerospace & Defense Bull 3X Shares NAV	165.58	58.02	16.38
S&P 500® Index	21.45	17.64	15.08
Dow Jones U.S. Select Aerospace & Defense Index	51.35	24.96	14.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 394,993,086
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 1,804,362
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$394,993,086
Number of Holdings	50
Net Advisory Fee	$1,804,362
Portfolio Turnover	90%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	232.6%
Common Stocks	67.4%
Total (as % of net assets)	300.0%

Index Composition	(%)
Aerospace & Defense	99.9%
Leisure Products	0.1%

Top 10 Constituents of Index	(%)
GE Aerospace	21.4%
RTX Corp.	15.6%
Boeing Co.	7.2%
Howmet Aerospace, Inc.	4.6%
General Dynamics Corp.	4.4%
Lockheed Martin Corp.	4.4%
L3Harris Technologies, Inc.	4.3%
TransDigm Group, Inc.	4.2%
Northrop Grumman Corp.	4.2%
Axon Enterprise, Inc.	4.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Consumer Discretionary Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Consumer Discretionary Bull 3X Shares
Class Name	Direxion Daily Consumer Discretionary Bull 3X Shares
Trading Symbol	WANT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Consumer Discretionary Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Consumer Discretionary Bull 3X Shares	$113	0.95%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Consumer Discretionary Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Consumer Discretionary Select Sector Index. The Consumer Discretionary Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the consumer discretionary sector which includes the following industries: specialty retail; broadline retail; hotels, restaurants and leisure; textiles, apparel and luxury goods; household durables; automobiles; automobile components; distributors; leisure products; and diversified consumer services.
Over the Annual Period, discretionary companies were influenced by labor-market conditions, real wage growth, and consumer sentiment. Retailers responded to promotional intensity, inventory cycles, and shifts in online vs. in-store spending. Automakers and parts suppliers saw results tied to vehicle affordability, supply-chain normalization, and product-cycle updates. Travel, leisure, and entertainment companies were shaped by service demand and pricing trends. Overall, the index reflected the sensitivity of discretionary spending to macroeconomic conditions and household purchasing power.
For the Annual Period, the Consumer Discretionary Select Sector Index returned 22.90% and had volatility of 24.67%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Consumer Discretionary Bull 3X Shares returned 38.05%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Consumer Discretionary Select Sector Index’s volatility, provided a return of 55.32%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/29/2018)
Direxion Daily Consumer Discretionary Bull 3X Shares NAV	38.05	8.14	11.77
S&P 500® Index	21.45	17.64	15.96
Consumer Discretionary Select Sector Index	22.90	11.90	13.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 23,533,737
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 177,754
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$23,533,737
Number of Holdings	56
Net Advisory Fee	$177,754
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	224.5%
Common Stocks	75.5%
Total (as % of net assets)	300.0%

Index Composition	(%)
Hotels, Restaurants & Leisure	23.3%
Broadline Retail	24.6%
Specialty Retail	19.7%
Automobiles	24.0%
Household Durables	3.6%
Textiles, Apparel & Luxury Goods	3.4%
Distributors	0.8%
Automobile Components	0.4%
Leisure Products	0.2%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	23.7%
Tesla, Inc.	21.2%
The Home Depot, Inc.	6.3%
McDonald’s Corp.	4.3%
Booking Holdings, Inc.	3.9%
TJX Companies, Inc.	3.7%
Lowe’s Companies, Inc.	3.1%
DoorDash, Inc.	2.2%
Starbucks Corp.	2.2%
O’Reilly Automotive, Inc.	1.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Dow Jones Internet Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Dow Jones Internet Bear 3X Shares
Class Name	Direxion Daily Dow Jones Internet Bear 3X Shares
Trading Symbol	WEBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Dow Jones Internet Bear 3X Shares	$65	0.95%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Dow Jones Internet Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index is provided by S&P Dow Jones Indices LLC and includes companies (which are defined as internet companies) that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider.
Across the Annual Period, internet companies were influenced by digital-advertising demand, e-commerce trends, and shifts in cloud-based software adoption. Online retailers reacted to consumer-spending patterns, logistics efficiency, and promotional activity. Platforms driven by advertising and subscription models responded to engagement levels and marketing-budget allocations. Cloud-based service providers experienced continued enterprise adoption, shaped by application modernization and AI-enabled tools. Overall, the index reflected the evolving business models and demand drivers of companies centered on internet-based activity.
For the Annual Period, the Dow Jones Internet Composite Index returned 29.96% and had volatility of 25.09%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Dow Jones Internet Bear 3X Shares returned -63.35%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Dow Jones Internet Composite Index’s volatility, provided a return of -69.14%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/07/2019)
Direxion Daily Dow Jones Internet Bear 3X Shares NAV	-63.35	-46.21	-55.37
S&P 500® Index	21.45	17.64	16.07
Dow Jones Internet Composite Index	29.96	9.27	13.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 10,403,183
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 73,756
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$10,403,183
Number of Holdings	6
Net Advisory Fee	$73,756
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Interactive Media & Services	20.3%
Software	14.0%
Hotels, Restaurants & Leisure	12.0%
Broadline Retail	12.0%
Entertainment	11.7%
Communications Equipment	11.7%
IT Services	10.2%
Financial Services	2.5%
Health Care Technology	1.7%
Specialty Retail	1.6%
Other	2.3%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	10.6%
Netflix, Inc.	8.9%
Meta Platforms, Inc.	8.6%
Alphabet, Inc. Class A	6.5%
Cisco Systems, Inc.	5.4%
Alphabet, Inc. Class C	5.2%
Salesforce, Inc.	4.8%
Arista Networks, Inc.	4.7%
Booking Holdings, Inc.	4.2%
DoorDash, Inc.	3.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Dow Jones Internet Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Dow Jones Internet Bull 3X Shares
Class Name	Direxion Daily Dow Jones Internet Bull 3X Shares
Trading Symbol	WEBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Dow Jones Internet Bull 3X Shares	$122	0.93%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Dow Jones Internet Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Dow Jones Internet Composite Index. The Dow Jones Internet Composite Index is provided by S&P Dow Jones Indices LLC and includes companies (which are defined as internet companies) that generate at least 50% of their annual sales/revenue from the internet as determined by the Index Provider.
Across the Annual Period, internet companies were influenced by digital-advertising demand, e-commerce trends, and shifts in cloud-based software adoption. Online retailers reacted to consumer-spending patterns, logistics efficiency, and promotional activity. Platforms driven by advertising and subscription models responded to engagement levels and marketing-budget allocations. Cloud-based service providers experienced continued enterprise adoption, shaped by application modernization and AI-enabled tools. Overall, the index reflected the evolving business models and demand drivers of companies centered on internet-based activity.
For the Annual Period, the Dow Jones Internet Composite Index returned 29.96% and had volatility of 25.09%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Dow Jones Internet Bull 3X Shares returned 62.15%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Dow Jones Internet Composite Index’s volatility, provided a return of 82.14%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/07/2019)
Direxion Daily Dow Jones Internet Bull 3X Shares NAV	62.15	-5.29	5.62
S&P 500® Index	21.45	17.64	16.07
Dow Jones Internet Composite Index	29.96	9.27	13.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 145,385,754
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 1,143,897
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$145,385,754
Number of Holdings	47
Net Advisory Fee	$1,143,897
Portfolio Turnover	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	230.7%
Common Stocks	69.3%
Total (as % of net assets)	300.0%

Index Composition	(%)
Interactive Media & Services	20.3%
Software	14.0%
Hotels, Restaurants & Leisure	12.0%
Broadline Retail	12.0%
Entertainment	11.7%
Communications Equipment	11.7%
IT Services	10.2%
Financial Services	2.5%
Health Care Technology	1.7%
Specialty Retail	1.6%
Other	2.3%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	10.6%
Netflix, Inc.	8.9%
Meta Platforms, Inc.	8.6%
Alphabet, Inc. Class A	6.5%
Cisco Systems, Inc.	5.4%
Alphabet, Inc. Class C	5.2%
Salesforce, Inc.	4.8%
Arista Networks, Inc.	4.7%
Booking Holdings, Inc.	4.2%
DoorDash, Inc.	3.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Financial Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Financial Bear 3X Shares
Class Name	Direxion Daily Financial Bear 3X Shares
Trading Symbol	FAZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Financial Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Financial Bear 3X Shares	$75	0.92%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Financial Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the Financial Select Sector Index. The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs).
Over the Annual Period, financial companies were influenced by interest-rate dynamics, lending trends, and credit conditions. Large banks responded to deposit flows, net-interest margins, and loan demand, while capital-market firms were affected by trading activity, underwriting volumes, and asset-management trends. Insurers were influenced by claim activity, investment income, and pricing conditions. Consumer-finance companies reacted to household balance-sheet strength and shifts in credit quality. Overall, the index captured the interplay of monetary policy, economic activity, and risk appetite across the financial sector.
For the Annual Period, the Financial Select Sector Index returned 14.25% and had volatility of 20.25%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Financial Bear 3X Shares returned -37.34%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Financial Select Sector Index’s volatility, provided a return of -52.00%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Financial Bear 3X Shares NAV	-37.34	-46.90	-44.00
Financial Select Sector Index	14.25	19.21	12.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 131,524,721
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 795,022
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$131,524,721
Number of Holdings	8
Net Advisory Fee	$795,022
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Financial Services	29.2%
Banks	27.0%
Capital Markets	25.8%
Insurance	13.1%
Consumer Finance	4.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Financial Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Financial Bull 3X Shares
Class Name	Direxion Daily Financial Bull 3X Shares
Trading Symbol	FAS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Financial Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Financial Bull 3X Shares	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Financial Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Financial Select Sector Index. The Financial Select Sector Index is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs).
Over the Annual Period, financial companies were influenced by interest-rate dynamics, lending trends, and credit conditions. Large banks responded to deposit flows, net-interest margins, and loan demand, while capital-market firms were affected by trading activity, underwriting volumes, and asset-management trends. Insurers were influenced by claim activity, investment income, and pricing conditions. Consumer-finance companies reacted to household balance-sheet strength and shifts in credit quality. Overall, the index captured the interplay of monetary policy, economic activity, and risk appetite across the financial sector.
For the Annual Period, the Financial Select Sector Index returned 14.25% and had volatility of 20.25%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Financial Bull 3X Shares returned 17.19%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Financial Select Sector Index’s volatility, provided a return of 39.35%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Financial Bull 3X Shares NAV	17.19	38.36	19.22
Financial Select Sector Index	14.25	19.21	12.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,475,081,889
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 18,316,358
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,475,081,889
Number of Holdings	87
Net Advisory Fee	$18,316,358
Portfolio Turnover	66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	223.5%
Common Stocks	76.5%
Total (as % of net assets)	300.0%

Index Composition	(%)
Financial Services	29.2%
Banks	27.0%
Capital Markets	25.8%
Insurance	13.1%
Consumer Finance	4.9%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	11.7%
JPMorgan Chase & Co.	11.4%
Visa, Inc. Class A	7.7%
MasterCard, Inc. Class A	6.1%
Bank of America Corp.	4.9%
Wells Fargo & Co.	3.7%
Goldman Sachs Group, Inc.	3.2%
Morgan Stanley	2.7%
American Express Co.	2.6%
Citigroup, Inc.	2.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE China Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE China Bear 3X Shares
Class Name	Direxion Daily FTSE China Bear 3X Shares
Trading Symbol	YANG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily FTSE China Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE China Bear 3X Shares	$62	0.94%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE China Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange as determined by FTSE/Russell.
Over the Annual Period, the index reflected a mixed outlook for large-cap Chinese equities amid shifting expectations for economic stimulus, continued property-sector uncertainty, and evolving global demand conditions. Financials and property-linked names remained sensitive to credit conditions and stability efforts aimed at supporting the housing market. Large internet and platform companies experienced periods of improved sentiment tied to regulatory stabilization and visibility around earnings. Export-oriented industries benefited intermittently from global technology and manufacturing cycles. Currency movements and geopolitical developments added additional layers of volatility. Overall, the index captured the balance between cyclical opportunities and structural challenges facing China’s largest offshore-listed corporations.
For the Annual Period, the FTSE China 50 Index returned 30.44% and had volatility of 29.09%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily FTSE China Bear 3X Shares returned -67.12%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the FTSE China 50 Index’s volatility, provided a return of -72.33%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE China Bear 3X Shares NAV	-67.12	-42.52	-39.86
S&P 500® Index	21.45	17.64	14.64
FTSE China 50 Index	30.44	1.06	3.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 234,366,744
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 1,737,575
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$234,366,744
Number of Holdings	7
Net Advisory Fee	$1,737,575
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Consumer Discretionary	31.2%
Financials	30.6%
Communication Services	18.5%
Energy	4.3%
Information Technology	7.1%
Materials	2.7%
Health Care	2.0%
Industrials	1.4%
Consumer Staples	1.0%
Real Estate	0.9%
Utilities	0.3%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	10.1%
Tencent Holdings Ltd.	9.0%
Xiaomi Corp.	6.9%
China Construction Bank Corp. Class H	6.8%
Meituan Class B	5.0%
Industrial & Commercial Bank of China Ltd.	4.6%
NetEase, Inc.	3.9%
BYD	3.8%
Ping An Insurance Group Comapny of China Ltd.	3.8%
Trip.com Group Ltd.	3.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE China Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE China Bull 3X Shares
Class Name	Direxion Daily FTSE China Bull 3X Shares
Trading Symbol	YINN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily FTSE China Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE China Bull 3X Shares	$115	0.93%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE China Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid public Chinese companies currently trading on the Hong Kong Stock Exchange as determined by FTSE/Russell.
Over the Annual Period, the index reflected a mixed outlook for large-cap Chinese equities amid shifting expectations for economic stimulus, continued property-sector uncertainty, and evolving global demand conditions. Financials and property-linked names remained sensitive to credit conditions and stability efforts aimed at supporting the housing market. Large internet and platform companies experienced periods of improved sentiment tied to regulatory stabilization and visibility around earnings. Export-oriented industries benefited intermittently from global technology and manufacturing cycles. Currency movements and geopolitical developments added additional layers of volatility. Overall, the index captured the balance between cyclical opportunities and structural challenges facing China’s largest offshore-listed corporations.
For the Annual Period, the FTSE China 50 Index returned 30.44% and had volatility of 29.09%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily FTSE China Bull 3X Shares returned 46.60%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the FTSE China 50 Index’s volatility, provided a return of 67.86%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE China Bull 3X Shares NAV	46.60	-31.28	-18.90
S&P 500® Index	21.45	17.64	14.64
FTSE China 50 Index	30.44	1.06	3.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 939,125,738
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 10,429,513
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$939,125,738
Number of Holdings	13
Net Advisory Fee	$10,429,513
Portfolio Turnover	147%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	245.9%
Investment Companies	54.1%
Total (as % of net assets)	300.0%

Index Composition	(%)
Consumer Discretionary	31.2%
Financials	30.6%
Communication Services	18.5%
Energy	4.3%
Information Technology	7.1%
Materials	2.7%
Health Care	2.0%
Industrials	1.4%
Consumer Staples	1.0%
Real Estate	0.9%
Utilities	0.3%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	10.1%
Tencent Holdings Ltd.	9.0%
Xiaomi Corp.	6.9%
China Construction Bank Corp. Class H	6.8%
Meituan Class B	5.0%
Industrial & Commercial Bank of China Ltd.	4.6%
NetEase, Inc.	3.9%
BYD	3.8%
Ping An Insurance Group Comapny of China Ltd.	3.8%
Trip.com Group Ltd.	3.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily FTSE Europe Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily FTSE Europe Bull 3X Shares
Class Name	Direxion Daily FTSE Europe Bull 3X Shares
Trading Symbol	EURL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily FTSE Europe Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily FTSE Europe Bull 3X Shares	$121	0.95%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily FTSE Europe Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the FTSE Developed Europe All Cap Index. The FTSE Developed Europe All Cap Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe.
Over the Annual Period, European equities responded to shifting growth expectations, evolving inflation trends, and changing views of European Central Bank policy. Financials and industrials were influenced by credit conditions, manufacturing activity, and cross-border trade flows. Consumer-oriented companies were affected by real income trends, energy prices, and changing household sentiment. Healthcare and staples exhibited steadier contributions, reflecting their defensive characteristics. Geopolitical developments and currency movements introduced periodic volatility. Overall, the index captured the interplay of cyclical recovery, policy signals, and structural economic dynamics across developed Europe.
For the Annual Period, the FTSE Developed Europe All Cap Index returned 23.75% and had volatility of 17.17%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily FTSE Europe Bull 3X Shares returned 54.49%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the FTSE Developed Europe All Cap Index’s volatility, provided a return of 72.88%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily FTSE Europe Bull 3X Shares NAV	54.49	22.77	4.27
FTSE Developed Europe All Cap Index	23.75	13.62	7.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 32,998,680
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 254,471
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$32,998,680
Number of Holdings	9
Net Advisory Fee	$254,471
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	251.5%
Investment Companies	48.5%
Total (as % of net assets)	300.0%

Index Composition	(%)
United Kingdom	22.4%
France	14.3%
Switzerland	14.1%
Germany	13.8%
Netherlands	8.7%
Sweden	5.5%
Spain	5.3%
Italy	5.1%
Denmark	2.9%
Belgium	1.5%
Other	6.4%

Top 10 Constituents of Index	(%)
ASML Holding N.V.	2.9%
SAP SE	1.9%
AstraZeneca PLC	1.7%
HSBC Holdings PLC	1.7%
Nestle SA	1.7%
Novartis AG	1.6%
Roche Holding AG	1.6%
Shell PLC	1.5%
Siemens AG	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Healthcare Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Healthcare Bull 3X Shares
Class Name	Direxion Daily Healthcare Bull 3X Shares
Trading Symbol	CURE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Healthcare Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Healthcare Bull 3X Shares	$83	0.91%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Healthcare Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Health Care Select Sector Index. The Health Care Select Sector Index is provided by S&P Dow Jones Indices LLC and includes domestic companies from the healthcare sector, which includes the following industries: pharmaceuticals; healthcare equipment and supplies; healthcare providers and services; biotechnology; life sciences tools and services; and healthcare technology.
Over the Annual Period, health-care companies saw mixed conditions across industries. Medical-devices and equipment firms benefited from procedure-volume recovery and innovation cycles. Managed-care organizations responded to reimbursement changes, medical-cost trends, and regulatory developments. Pharmaceutical and biotech companies experienced stock-level dispersion tied to clinical-trial results, product pipelines, and patent cycles. Life-sciences tools and services companies were influenced by research budgets and spending in biotech and academia. Overall, the index reflected the defensive characteristics of healthcare combined with the idiosyncratic opportunities and risks inherent in innovation-driven industries.
For the Annual Period, the Health Care Select Sector Index returned -0.03% and had volatility of 17.10%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Healthcare Bull 3X Shares returned -18.60%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Health Care Select Sector Index’s volatility, provided a return of -8.50%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Healthcare Bull 3X Shares NAV	-18.60	11.49	11.58
S&P 500® Index	21.45	17.64	14.64
Health Care Select Sector Index	-0.03	9.07	9.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 183,297,236
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 1,189,173
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$183,297,236
Number of Holdings	67
Net Advisory Fee	$1,189,173
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	231.2%
Common Stocks	68.8%
Total (as % of net assets)	300.0%

Index Composition	(%)
Pharmaceuticals	31.8%
Health Care Equipment & Supplies	22.2%
Health Care Providers & Services	18.3%
Biotechnology	17.6%
Life Sciences Tools & Services	10.1%

Top 10 Constituents of Index	(%)
Eli Lilly & Co.	13.1%
Johnson & Johnson	8.7%
AbbVie, Inc.	7.4%
UnitedHealth Group, Inc.	5.9%
Abbott Laboratories	4.1%
Merck & Co., Inc.	4.1%
Thermo Fisher Scientific, Inc.	4.1%
Intuitive Surgical, Inc.	3.7%
Amgen, Inc.	3.1%
Boston Scientific Corp.	2.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Class Name	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Trading Symbol	NAIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Homebuilders & Supplies Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Homebuilders & Supplies Bull 3X Shares	$67	0.92%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Homebuilders and Supplies Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Dow Jones U.S. Select Home Construction Index. The Dow Jones U.S. Select Home Construction Index measures U.S companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and producers, sellers and suppliers of building materials, furnishings and fixtures and also home improvement retailers.
During the Annual Period, home-construction companies were influenced by mortgage-rate movements, household formation trends, and the supply-demand balance in the housing market. Builders responded to shifts in affordability, order trends, and backlog levels. Building-products manufacturers and suppliers were affected by renovation activity, commodity-input costs, and channel inventories. Home-improvement retailers saw performance tied to consumer spending on repair, maintenance, and discretionary projects. Overall, the index reflected the combined impact of interest rates, labor availability, and housing-market fundamentals.
For the Annual Period, the Dow Jones U.S. Select Home Construction Index returned -12.40% and had volatility of 29.18%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Homebuilders and Supplies Bull 3X Shares returned -53.80%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Dow Jones U.S. Select Home Construction Index’s volatility, provided a return of -47.69%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Homebuilders & Supplies Bull 3X Shares NAV	-53.80	8.67	7.74
S&P 500® Index	21.45	17.64	14.64
Dow Jones U.S. Select Home Construction Index	-12.40	15.53	15.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 605,466,377
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 2,826,242
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$605,466,377
Number of Holdings	54
Net Advisory Fee	$2,826,242
Portfolio Turnover	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.9%
Common Stocks	71.1%
Total (as % of net assets)	300.0%

Index Composition	(%)
Household Durables	66.6%
Building Products	16.7%
Specialty Retail	10.5%
Chemicals	4.9%
Construction Materials	1.3%

Top 10 Constituents of Index	(%)
D.R. Horton, Inc.	14.8%
Lennar Corp. Class A	10.1%
PulteGroup, Inc.	8.5%
NVR, Inc.	7.4%
The Sherwin Williams Co.	4.9%
Toll Brothers, Inc.	4.8%
The Home Depot, Inc.	4.6%
Lowe’s Companies, Inc.	4.5%
TopBuild Corp.	4.2%
Lennox International, Inc.	3.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Industrials Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Industrials Bull 3X Shares
Class Name	Direxion Daily Industrials Bull 3X Shares
Trading Symbol	DUSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Industrials Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Industrials Bull 3X Shares	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Industrial Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Industrial Select Sector Index. The Industrials Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the industrials sector which includes the following industries: aerospace and defense; industrial conglomerates; marine; transportation infrastructure; machinery; road and rail; air freight and logistics; commercial services and supplies; professional services; electrical equipment; construction and engineering; trading companies and distributors; airlines; and building products.
Over the Annual Period, industrial companies responded to shifts in manufacturing activity, capital-expenditure cycles, and supply-chain realignment. Aerospace and defense companies experienced steady demand supported by global security and aircraft backlogs. Transportation firms were influenced by freight trends, fuel costs, and logistics bottlenecks. Machinery and equipment manufacturers reacted to corporate investment priorities and international trade dynamics. Overall, the index reflected the cyclical nature of the United States industrial economy and the longer-term impacts of reshoring and infrastructure spending.
For the Annual Period, the Industrial Select Sector Index returned 17.71% and had volatility of 19.26%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Industrial Bull 3X Shares returned 30.04%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Industrial Select Sector Index’s volatility, provided a return of 46.13%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Industrials Bull 3X Shares NAV	30.04	34.97	15.64
S&P 500® Index	21.45	17.64	15.08
Industrial Select Sector Index	17.71	17.27	12.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 37,867,743
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 273,155
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$37,867,743
Number of Holdings	87
Net Advisory Fee	$273,155
Portfolio Turnover	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	232.5%
Common Stocks	67.5%
Total (as % of net assets)	300.0%

Index Composition	(%)
Aerospace & Defense	27.0%
Machinery	19.2%
Electrical Equipment	10.8%
Ground Transportation	10.6%
Professional Services	6.1%
Building Products	6.0%
Commercial Services & Supplies	5.4%
Industrial Conglomerates	4.6%
Air Freight & Logistics	3.4%
Trading Companies & Distributors	3.1%
Other	3.8%

Top 10 Constituents of Index	(%)
GE Aerospace	6.9%
Caterpillar, Inc.	5.7%
RTX Corp.	5.0%
Uber Technologies, Inc.	4.2%
GE Vernova, Inc	3.4%
Boeing Co.	3.2%
Eaton Corporation PLC ADR	3.1%
Union Pacific Corp.	2.8%
Honeywell International, Inc.	2.7%
Deere & Co.	2.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Mid Cap Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Mid Cap Bull 3X Shares
Class Name	Direxion Daily Mid Cap Bull 3X Shares
Trading Symbol	MIDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Mid Cap Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Mid Cap Bull 3X Shares	$92	0.95%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Mid Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Mid Cap 400® Index. The S&P MidCap 400® Index is a float-adjusted market capitalization weighted index that measures the performance of 400 mid-sized companies in the United States.
Throughout the Annual Period, the index reflected the balance between cyclical economic exposure and the operational resilience often seen in mid-sized companies. Industrials, materials, and consumer discretionary companies were influenced by capital-spending trends, manufacturing activity, and household income dynamics. Financials responded to lending conditions, net-interest-margin trends, and credit quality. Technology and communication services names contributed as innovation spending extended into areas such as enterprise software, data services, and niche hardware applications. Valuation sensitivity and shifting expectations around interest-rate policy introduced intermittent volatility. Overall, the index captured the diverse and economically responsive nature of the United States mid-cap market.
For the Annual Period, the S&P Mid Cap 400® Index returned 6.38% and had volatility of 21.28%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Mid Cap Bull 3X Shares returned -6.44%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Mid Cap 400® Index’s volatility, provided a return of 5.30%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Mid Cap Bull 3X Shares NAV	-6.44	17.39	8.88
S&P Mid Cap 400® Index	6.38	13.02	10.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 71,198,886
Holdings Count | $ / shares	407
Advisory Fees Paid, Amount	$ 629,003
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$71,198,886
Number of Holdings	407
Net Advisory Fee	$629,003
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	224.5%
Common Stocks	75.5%
Total (as % of net assets)	300.0%

Index Composition	(%)
Industrials	24.3%
Financials	16.0%
Information Technology	14.4%
Consumer Discretionary	11.8%
Health Care	8.9%
Real Estate	6.5%
Materials	4.8%
Consumer Staples	4.5%
Energy	3.9%
Utilities	3.5%
Communication Services	1.4%

Top 10 Constituents of Index	(%)
Comfort Systems USA, Inc.	1.1%
Pure Storage, Inc.	1.0%
Ciena Corp.	0.9%
Flex Ltd. ADR	0.8%
Curtiss-Wright Corp.	0.7%
Twilio, Inc.	0.7%
Coherent Corp.	0.7%
United Therapeutics Corp.	0.6%
Guidewire Software, Inc.	0.6%
BWX Technologies, Inc.	0.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Class Name	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Trading Symbol	EDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Emerging Markets Bear 3X Shares	$70	0.95%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Emerging Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the MSCI Emerging Markets Index. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across emerging markets countries.
During the Annual Period, emerging markets equities reflected a mix of improving global risk sentiment and persistent country-specific divergences. Asian markets tied to the semiconductor and technology supply chain benefited from strong demand for artificial intelligence components and advanced manufacturing inputs. Latin America saw intermittent strength due to elevated real yields and stabilization in inflation. Commodity-linked markets were influenced by fluctuations in global demand and currency movements. Political risk, reform momentum, and macro policy shifts contributed to wide dispersion across countries. Overall, the index captured both the opportunities and uncertainties shaping emerging-market performance.
For the Annual Period, the MSCI Emerging Markets Index returned 27.91% and had volatility of 18.08%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Emerging Markets Bear 3X Shares returned -53.44%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI Emerging Markets Index’s volatility, provided a return of -60.58%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Emerging Markets Bear 3X Shares NAV	-53.44	-25.16	-32.21
MSCI Emerging Markets Index	27.91	7.46	7.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 13,774,091
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 59,560
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,774,091
Number of Holdings	5
Net Advisory Fee	$59,560
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
China	26.4%
Taiwan, Province Of China	20.4%
India	15.2%
Korea, Republic of	12.9%
Brazil	4.1%
Saudi Arabia	3.2%
South Africa	2.9%
Mexico	1.9%
United Arab Emirates	1.4%
Malaysia	1.1%
Other	10.5%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.1%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.5%
SK Hynix, Inc.	2.1%
HDFC Bank	1.2%
Hon Hai Precision Industry Co., Ltd.	1.0%
Reliance Industries Ltd.	1.0%
PDD Holdings, Inc. ADR	0.9%
Xiaomi Corp.	0.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Emerging Markets Bull 3X Shares
Class Name	Direxion Daily MSCI Emerging Markets Bull 3X Shares
Trading Symbol	EDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$127	0.95%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Emerging Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Emerging Markets Index. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across emerging markets countries.
During the Annual Period, emerging markets equities reflected a mix of improving global risk sentiment and persistent country-specific divergences. Asian markets tied to the semiconductor and technology supply chain benefited from strong demand for artificial intelligence components and advanced manufacturing inputs. Latin America saw intermittent strength due to elevated real yields and stabilization in inflation. Commodity-linked markets were influenced by fluctuations in global demand and currency movements. Political risk, reform momentum, and macro policy shifts contributed to wide dispersion across countries. Overall, the index captured both the opportunities and uncertainties shaping emerging-market performance.
For the Annual Period, the MSCI Emerging Markets Index returned 27.91% and had volatility of 18.08%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Emerging Markets Bull 3X Shares returned 67.62%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI Emerging Markets Index’s volatility, provided a return of 89.16%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI Emerging Markets Bull 3X Shares NAV	67.62	0.43	0.98
MSCI Emerging Markets Index	27.91	7.46	7.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 118,210,099
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 587,400
Investment Company Portfolio Turnover	347.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$118,210,099
Number of Holdings	8
Net Advisory Fee	$587,400
Portfolio Turnover	347%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	292.8%
Investment Companies	7.2%
Total (as % of net assets)	300.0%

Index Composition	(%)
China	26.4%
Taiwan, Province Of China	20.4%
India	15.2%
Korea, Republic of	12.9%
Brazil	4.1%
Saudi Arabia	3.2%
South Africa	2.9%
Mexico	1.9%
United Arab Emirates	1.4%
Malaysia	1.1%
Other	10.5%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.1%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.5%
SK Hynix, Inc.	2.1%
HDFC Bank	1.2%
Hon Hai Precision Industry Co., Ltd.	1.0%
Reliance Industries Ltd.	1.0%
PDD Holdings, Inc. ADR	0.9%
Xiaomi Corp.	0.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI Mexico Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI Mexico Bull 3X Shares
Class Name	Direxion Daily MSCI Mexico Bull 3X Shares
Trading Symbol	MEXX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI Mexico Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI Mexico Bull 3X Shares	$136	0.95%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI Mexico Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Mexico IMI 25/50 Index. The MSCI Mexico IMI 25/50 Index is designed to measure the performance of the large-, mid- and small-capitalization segments of the Mexican equity market, covering approximately 99% of the free float-adjusted market capitalization of companies whose stocks are traded primarily on the Mexican Stock Exchange, the Bolsa Mexicano de Valores.
Over the Annual Period, Mexican equities reflected the country’s close linkage to United States economic activity, evolving domestic monetary-policy expectations, and currency movements. Financials and credit-sensitive companies were influenced by lending conditions, real wage trends, and consumer balance sheets. Industrial and manufacturing firms benefited from nearshoring activity and investment in cross-border supply chains. Consumer-discretionary companies saw performance tied to labor-market strength and real-income dynamics. Periodic volatility emerged amid global risk shifts, but the structural tailwinds from North American integration continued to provide support.
For the Annual Period, the MSCI Mexico IMI 25/50 Index returned 35.94% and had volatility of 23.48%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Mexico Bull 3X Shares returned 87.18%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI Mexico IMI 25/50 Index’s volatility, provided a return of 1107.80%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily MSCI Mexico Bull 3X Shares NAV	87.18	30.01	-9.80
S&P 500® Index	21.45	17.64	15.08
MSCI Mexico IMI 25/50 Index	35.94	18.42	6.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 19,806,851
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 159,489
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,806,851
Number of Holdings	10
Net Advisory Fee	$159,489
Portfolio Turnover	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	255.7%
Investment Companies	44.3%
Total (as % of net assets)	300.0%

Index Composition	(%)
Consumer Staples	27.0%
Materials	23.2%
Financials	18.1%
Industrials	12.1%
Communication Services	11.3%
Real Estate	7.0%
Consumer Discretionary	0.9%
Health Care	0.4%

Top 10 Constituents of Index	(%)
Grupo Mexico Class B	11.9%
Grupo Finance Banorte	10.6%
América Móvil S.A.B. de C.V.	9.0%
Wal-Mart de México S.A.B. de C.V.	7.5%
Fomento Economico Mexicano	7.0%
CEMEX S.A.B. de C.V.	4.9%
Industrias Peñoles, S.A.B. de C.V.	4.2%
Grupo Aeroportuario del Pacífico S.A.B. de C.V.	3.5%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	2.7%
Arca Continental	2.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily MSCI South Korea Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily MSCI South Korea Bull 3X Shares
Class Name	Direxion Daily MSCI South Korea Bull 3X Shares
Trading Symbol	KORU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily MSCI South Korea Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily MSCI South Korea Bull 3X Shares	$205	0.95%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily MSCI South Korea Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large- and mid-cap segments of the South Korean equity market, covering approximately 85% of the free float-adjusted market capitalization of South Korean issuers.
During the Annual Period, the index reflected the cyclical and structural forces shaping Korea’s technology-driven economy. Semiconductor and electronics manufacturers benefited from demand for artificial-intelligence infrastructure, advanced memory, and high-performance computing. Export-oriented industrials experienced swings tied to global manufacturing trends and currency dynamics. Domestic consumer and financial companies were influenced by spending patterns, employment, and credit conditions. Geopolitical considerations and shifts in global risk appetite contributed to periodic volatility. Overall, the index captured Korea’s strategic role in global technology production and its sensitivity to external demand cycles.
For the Annual Period, the MSCI Korea 25/50 Index returned 66.01% and had volatility of 26.44%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI South Korea Bull 3X Shares returned 231.64%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the MSCI Korea 25/50 Index’s volatility, provided a return of 272.36%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily MSCI South Korea Bull 3X Shares NAV	231.64	3.08	-3.15
S&P 500® Index	21.45	17.64	14.64
MSCI Korea 25/50 Index	66.01	10.90	8.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 240,602,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 836,522
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$240,602,000
Number of Holdings	8
Net Advisory Fee	$836,522
Portfolio Turnover	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	249.1%
Investment Companies	50.9%
Total (as % of net assets)	300.0%

Index Composition	(%)
Information Technology	45.2%
Industrials	20.6%
Financials	11.0%
Consumer Discretionary	7.1%
Health Care	5.0%
Communication Services	4.7%
Materials	2.7%
Consumer Staples	1.6%
Energy	1.4%
Utilities	0.7%

Top 10 Constituents of Index	(%)
Samsung Electronics Co. Ltd.	24.5%
SK Hynix, Inc.	16.9%
KB Financial Group	2.5%
Doosan Enerbility Co., Ltd.	2.3%
Hyundai Motor Co.	2.2%
Naver Corp.	2.2%
Hanwha Aerospace Co. Ltd.	1.9%
Shinhan Financial Group Co. Ltd.	1.8%
Kia Corp.	1.6%
Celltrion, Inc.	1.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Class Name	Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Trading Symbol	PILL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Pharmaceutical & Medical Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Pharmaceutical & Medical Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Pharmaceuticals Select Industry Index. The S&P Pharmaceuticals Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks, defined as pharmaceutical and medical stocks, comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) pharmaceuticals sub-industry.
During the Annual Period, pharmaceutical and medical companies were influenced by prescription-usage trends, product-launch activity, and competition within major therapeutic categories. Larger manufacturers responded to updates around clinical data, regulatory decisions, and lifecycle management for established brands. Specialty and generic-drug companies reacted to pricing dynamics, supply conditions, and competitive intensity. Medical-product companies were shaped by procedure volumes, innovation in treatment delivery, and distribution trends. Overall, the index reflected the sector’s combination of defensive cash flows and research-driven event exposure.
For the Annual Period, the S&P Pharmaceuticals Select Industry Index returned 8.97% and had volatility of 21.74%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Pharmaceutical & Medical Bull 3X Shares returned 0.01%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Pharmaceuticals Select Industry Index’s volatility, provided a return of 12.25%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/15/2017)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares NAV	0.01	-10.08	-11.58
S&P 500® Index	21.45	17.64	14.92
S&P Pharmaceuticals Select Industry Index	8.97	3.53	3.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 11,965,156
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 63,857
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,965,156
Number of Holdings	57
Net Advisory Fee	$63,857
Portfolio Turnover	88%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	230.5%
Common Stocks	69.5%
Total (as % of net assets)	300.0%

Index Composition	(%)
Pharmaceuticals	100.0%

Top 10 Constituents of Index	(%)
Tarsus Pharmaceuticals, Inc.	3.1%
Crinetics Pharmaceuticals, Inc.	3.1%
Elanco Animal Health, Inc.	3.0%
Supernus Pharmaceuticals, Inc.	3.0%
Ligand Pharmaceuticals, Inc.	2.9%
Eli Lilly & Co.	2.8%
Axsome Therapeutics, Inc.	2.7%
Jazz Pharmaceuticals PLC ADR	2.7%
Johnson & Johnson	2.7%
Royalty Pharma PLC ADR	2.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Real Estate Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Real Estate Bear 3X Shares
Class Name	Direxion Daily Real Estate Bear 3X Shares
Trading Symbol	DRV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Real Estate Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Real Estate Bear 3X Shares	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Real Estate Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the Real Estate Select Sector Index. The Real Estate Select Sector Index (IXRETR) is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: real estate management and development and real estate investment trusts (“REITs”), excluding mortgage REITs.
During the Annual Period, real estate equities were influenced by interest-rate expectations, property-market fundamentals, and capital-access conditions. Industrial and logistics REITs benefited from demand tied to e-commerce and supply-chain infrastructure. Residential REITs responded to rental-market dynamics, occupancy trends, and household formation. Office and retail REITs continued to face varying pressures from tenant demand, utilization patterns, and leasing activity. Changes in financing costs and credit availability contributed to valuation swings. Overall, the index reflected the sector’s sensitivity to economic conditions and interest rates across diverse property types.
For the Annual Period, the Real Estate Select Sector Index returned -2.04% and had volatility of 18.07%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Real Estate Bear 3X Shares returned 4.85%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Real Estate Select Sector Index’s volatility, provided a return of -12.26%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Real Estate Bear 3X Shares NAV	4.85	-28.30	-30.01
S&P 500® Index	21.45	17.64	14.64
Real Estate Select Sector Index	-2.04	7.38	6.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 43,773,236
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 385,304
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$43,773,236
Number of Holdings	5
Net Advisory Fee	$385,304
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Specialized REITs	40.4%
Health Care REITs	15.9%
Retail REITs	12.7%
Residential REITs	11.8%
Industrial REITs	9.6%
Real Estate Management & Development	7.4%
Hotel & Resort REITs	1.1%
Office REITs	1.1%

Top 10 Constituents of Index	(%)
Welltower, Inc.	10.1%
Prologis, Inc.	9.6%
American Tower Corp.	7.0%
Equinix, Inc.	6.9%
Simon Property Group, Inc.	4.8%
Digital Realty Trust, Inc.	4.6%
Realty Income Corp.	4.5%
Public Storage	4.4%
CBRE Group, Inc. Class A	4.3%
Crown Castle, Inc.	4.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Real Estate Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Real Estate Bull 3X Shares
Class Name	Direxion Daily Real Estate Bull 3X Shares
Trading Symbol	DRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Real Estate Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Real Estate Bull 3X Shares	$83	0.95%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Real Estate Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Real Estate Select Sector Index. The Real Estate Select Sector Index (IXRETR) is provided by S&P Dow Jones Indices and includes securities of companies from the following industries: real estate management and development and real estate investment trusts (“REITs”), excluding mortgage REITs.
During the Annual Period, real estate equities were influenced by interest-rate expectations, property-market fundamentals, and capital-access conditions. Industrial and logistics REITs benefited from demand tied to e-commerce and supply-chain infrastructure. Residential REITs responded to rental-market dynamics, occupancy trends, and household formation. Office and retail REITs continued to face varying pressures from tenant demand, utilization patterns, and leasing activity. Changes in financing costs and credit availability contributed to valuation swings. Overall, the index reflected the sector’s sensitivity to economic conditions and interest rates across diverse property types.
For the Annual Period, the Real Estate Select Sector Index returned -2.04% and had volatility of 18.06%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Real Estate Bull 3X Shares returned -24.37%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Real Estate Select Sector Index’s volatility, provided a return of -14.75%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Real Estate Bull 3X Shares NAV	-24.37	2.46	-4.94
S&P 500® Index	21.45	17.64	14.64
Real Estate Select Sector Index	-2.04	7.38	6.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 55,083,406
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 523,678
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$55,083,406
Number of Holdings	36
Net Advisory Fee	$523,678
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	225.6%
Common Stocks	74.4%
Total (as % of net assets)	300.0%

Index Composition	(%)
Specialized REITs	40.4%
Health Care REITs	15.9%
Retail REITs	12.7%
Residential REITs	11.8%
Industrial REITs	9.6%
Real Estate Management & Development	7.4%
Hotel & Resort REITs	1.1%
Office REITs	1.1%

Top 10 Constituents of Index	(%)
Welltower, Inc.	10.1%
Prologis, Inc.	9.6%
American Tower Corp.	7.0%
Equinix, Inc.	6.9%
Simon Property Group, Inc.	4.8%
Digital Realty Trust, Inc.	4.6%
Realty Income Corp.	4.5%
Public Storage	4.4%
CBRE Group, Inc. Class A	4.3%
Crown Castle, Inc.	4.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Regional Banks Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Regional Banks Bull 3X Shares
Class Name	Direxion Daily Regional Banks Bull 3X Shares
Trading Symbol	DPST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Regional Banks Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Regional Banks Bull 3X Shares	$78	0.88%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Regional Banks Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Regional Banks Select Industry Index. The S&P Regional Banks Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) regional banks sub-industry.
Over the Annual Period, regional banks were influenced by deposit trends, funding costs, and loan demand across local markets. Net-interest margins were shaped by short-term interest-rate conditions and competitive pressures for deposits. Credit performance reflected developments in commercial real estate, consumer lending, and business activity. Regulatory updates and capital considerations contributed to investor focus. Overall, the index captured how regional institutions navigated rate volatility, credit quality, and balance-sheet positioning.
For the Annual Period, the S&P Regional Banks Select Industry Index returned 4.85% and had volatility of 31.37%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Regional Banks Bull 3X Shares returned -23.85%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Regional Banks Select Industry Index’s volatility, provided a return of -14.10%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Regional Banks Bull 3X Shares NAV	-23.85	-7.56	-18.32
S&P 500® Index	21.45	17.64	14.64
S&P Regional Banks Select Industry Index	4.85	11.23	6.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 802,884,760
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 5,253,915
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$802,884,760
Number of Holdings	158
Net Advisory Fee	$5,253,915
Portfolio Turnover	152%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	230.2%
Common Stocks	69.8%
Total (as % of net assets)	300.0%

Index Composition	(%)
Banks	100.0%

Top 10 Constituents of Index	(%)
Columbia Banking System, Inc.	2.2%
Valley National Bancorp	2.2%
Cadence Bank.	2.2%
Truist Financial Corp.	2.1%
Citizens Financial Group, Inc.	2.1%
Prosperity Bancshares, Inc.	2.1%
F.N.B. Corp.	2.1%
First Horizon National Corp.	2.0%
East West Bancorp, Inc.	2.0%
M&T Bank Corp.	2.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Retail Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Retail Bull 3X Shares
Class Name	Direxion Daily Retail Bull 3X Shares
Trading Symbol	RETL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Retail Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Retail Bull 3X Shares	$92	0.93%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Retail Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Retail Select Industry Index. The S&P Retail Select Industry Index is a modified equal-weighted index that is designed to measure performance of the stocks comprising the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) retail sub-industry.
Throughout the Annual Period, retail companies were influenced by household-spending trends, inventory management, and promotional intensity. Brick-and-mortar retailers responded to shifts in store traffic, merchandising strategies, and cost structures. E-commerce and omni-channel retailers were shaped by fulfillment efficiency, delivery economics, and digital engagement. Category-specific conditions, including discretionary spending and apparel demand, added variability across the group. Overall, the index reflected the sector’s continued transition toward integrated digital and physical retail models.
For the Annual Period, the S&P Retail Select Industry Index returned 9.79% and had volatility of 24.80%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Retail Bull 3X Shares returned -1.61%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Retail Select Industry Index’s volatility, provided a return of 10.31%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Retail Bull 3X Shares NAV	-1.61	-0.10	-4.72
S&P 500® Index	21.45	17.64	14.64
S&P Retail Select Industry Index	9.79	12.07	7.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 29,122,725
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 290,514
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$29,122,725
Number of Holdings	84
Net Advisory Fee	$290,514
Portfolio Turnover	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	223.4%
Common Stocks	76.6%
Total (as % of net assets)	300.0%

Index Composition	(%)
Specialty Retail	66.5%
Consumer Staples Distribution & Retail	21.0%
Broadline Retail	12.5%

Top 10 Constituents of Index	(%)
The RealReal, Inc.	2.0%
Victoria’s Secret & Co.	2.0%
The ODP Corp.	1.8%
Macy’s, Inc.	1.7%
National Vision Holdings, Inc.	1.7%
Signet Jewelers Ltd. ADR	1.6%
Five Below, Inc.	1.6%
Etsy, Inc.	1.6%
Best Buy Co., Inc.	1.6%
Ross Stores, Inc.	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bear 3X Shares
Class Name	Direxion Daily S&P 500® Bear 3X Shares
Trading Symbol	SPXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bear 3X Shares	$71	0.92%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the S&P 500® Index. The S&P 500® Index is designed to be comprised of stocks that are the 500 leading, large-cap U.S. listed issuers. The securities are selected on the basis of market capitalization, financial viability of the company, sector representation, public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index.
Over the Annual Period, the index reflected a combination of resilient corporate earnings, moderating inflation, and evolving expectations for monetary policy. Companies tied to artificial intelligence, cloud computing, and digital platforms continued to influence sector leadership within information technology and communication services. Consumer-related industries were shaped by employment conditions, wage growth, and discretionary spending trends. Industrials and materials responded to capital expenditure cycles, supply-chain realignment, and manufacturing data. Defensive sectors saw more muted contributions as investor focus remained oriented toward growth and higher-beta segments. Overall, the S&P 500® captured both secular innovation trends and broader macroeconomic shifts shaping the large-cap United States equity landscape.
For the Annual Period, the S&P 500® Index returned 21.45% and had volatility of 18.78%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bear 3X Shares returned -46.43%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500® Index’s volatility, provided a return of -55.17%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bear 3X Shares NAV	-46.43	-41.95	-41.23
S&P 500® Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 445,213,030
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 3,096,012
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$445,213,030
Number of Holdings	11
Net Advisory Fee	$3,096,012
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Alphabet, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class C	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® Bull 3X Shares
Class Name	Direxion Daily S&P 500® Bull 3X Shares
Trading Symbol	SPXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® Bull 3X Shares	$99	0.81%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500® Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P 500® Index. The S&P 500® Index is designed to be comprised of stocks that are the 500 leading, large-cap U.S. listed issuers. The securities are selected on the basis of market capitalization, financial viability of the company, sector representation, public float, liquidity and price of a company’s shares outstanding. The Index is a float-adjusted, market capitalization-weighted index.
Over the Annual Period, the index reflected a combination of resilient corporate earnings, moderating inflation, and evolving expectations for monetary policy. Companies tied to artificial intelligence, cloud computing, and digital platforms continued to influence sector leadership within information technology and communication services. Consumer-related industries were shaped by employment conditions, wage growth, and discretionary spending trends. Industrials and materials responded to capital expenditure cycles, supply-chain realignment, and manufacturing data. Defensive sectors saw more muted contributions as investor focus remained oriented toward growth and higher-beta segments. Overall, the S&P 500® captured both secular innovation trends and broader macroeconomic shifts shaping the large-cap United States equity landscape.
For the Annual Period, the S&P 500® Index returned 21.45% and had volatility of 18.78%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 3X Shares returned 43.75%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500® Index’s volatility, provided a return of 61.45%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P 500® Bull 3X Shares NAV	43.75	37.01	27.36
S&P 500® Index	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 6,076,194,773
Holdings Count | $ / shares	514
Advisory Fees Paid, Amount	$ 32,596,776
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,076,194,773
Number of Holdings	514
Net Advisory Fee	$32,596,776
Portfolio Turnover	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.6%
Common Stocks	71.4%
Total (as % of net assets)	300.0%

Index Composition	(%)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Alphabet, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class C	2.3%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® High Beta Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® High Beta Bear 3X Shares
Class Name	Direxion Daily S&P 500® High Beta Bear 3X Shares
Trading Symbol	HIBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® High Beta Bear 3X Shares	$61	0.95%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500 High Beta Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the S&P 500 High Beta Index. The S&P 500® High Beta Index is provided by S&P Dow Jones Indices (the “Index Provider”). The Index Provider selects 100 securities from the S&P 500® Index that have the highest sensitivity to market movements, or “beta” over the past 12 months as determined by the Index Provider based on the securities’ daily price changes. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly.
During the Annual Period, high-beta stocks were shaped by changes in risk appetite, economic data, and interest-rate expectations. Growth-oriented sectors such as information technology and consumer discretionary contributed meaningfully to volatility within the index. Periods of market strength often coincided with stronger performance among high-beta names, while risk-off environments had an outsized impact. Variability across industries reflected differences in earnings momentum, valuation sensitivity, and macroeconomic exposure. Overall, the index captured the higher-volatility segment of the large-cap equity market.
For the Annual Period, the S&P 500 High Beta Index returned 34.11% and had volatility of 30.27%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500 High Beta Bear 3X Shares returned -72.63%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500 High Beta Index’s volatility, provided a return of -76.87%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/07/2019)
Direxion Daily S&P 500® High Beta Bear 3X Shares NAV	-72.63	-63.88	-67.29
S&P 500® Index	21.45	17.64	16.07
S&P 500 High Beta Index	34.11	23.56	19.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 30,220,436
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 188,480
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$30,220,436
Number of Holdings	8
Net Advisory Fee	$188,480
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Information Technology	44.6%
Financials	14.9%
Consumer Discretionary	11.5%
Industrials	10.6%
Materials	4.7%
Health Care	4.2%
Utilities	3.3%
Communication Services	2.8%
Energy	2.6%
Consumer Staples	0.8%

Top 10 Constituents of Index	(%)
Micron Technology, Inc.	2.5%
Intel Corp.	2.0%
Tesla, Inc.	2.0%
Western Digital Corp.	1.9%
Teradyne, Inc.	1.8%
Lam Research Corp.	1.8%
Advanced Micro Devices, Inc.	1.7%
Monolithic Power Systems, Inc.	1.7%
Warner Bros Discovery, Inc.	1.6%
Coinbase Global, Inc.	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P 500® High Beta Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P 500® High Beta Bull 3X Shares
Class Name	Direxion Daily S&P 500® High Beta Bull 3X Shares
Trading Symbol	HIBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® High Beta Bull 3X Shares	$125	0.95%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P 500 High Beta Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P 500 High Beta Index. The S&P 500® High Beta Index is provided by S&P Dow Jones Indices (the “Index Provider”). The Index Provider selects 100 securities from the S&P 500® Index that have the highest sensitivity to market movements, or “beta” over the past 12 months as determined by the Index Provider based on the securities’ daily price changes. Securities with the highest beta are generally the most volatile securities of the S&P 500® Index. The Index is reviewed and rebalanced quarterly.
During the Annual Period, high-beta stocks were shaped by changes in risk appetite, economic data, and interest-rate expectations. Growth-oriented sectors such as information technology and consumer discretionary contributed meaningfully to volatility within the index. Periods of market strength often coincided with stronger performance among high-beta names, while risk-off environments had an outsized impact. Variability across industries reflected differences in earnings momentum, valuation sensitivity, and macroeconomic exposure. Overall, the index captured the higher-volatility segment of the large-cap equity market.
For the Annual Period, the S&P 500 High Beta Index returned 34.11% and had volatility of 30.27%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500 High Beta Bull 3X Shares returned 64.05%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P 500 High Beta Index’s volatility, provided a return of 83.77%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/07/2019)
Direxion Daily S&P 500® High Beta Bull 3X Shares NAV	64.05	36.21	11.48
S&P 500® Index	21.45	17.64	16.07
S&P 500 High Beta Index	34.11	23.56	19.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 60,529,916
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 357,895
Investment Company Portfolio Turnover	165.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$60,529,916
Number of Holdings	106
Net Advisory Fee	$357,895
Portfolio Turnover	165%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	241.8%
Common Stocks	58.2%
Total (as % of net assets)	300.0%

Index Composition	(%)
Information Technology	44.6%
Financials	14.9%
Consumer Discretionary	11.5%
Industrials	10.6%
Materials	4.7%
Health Care	4.2%
Utilities	3.3%
Communication Services	2.8%
Energy	2.6%
Consumer Staples	0.8%

Top 10 Constituents of Index	(%)
Micron Technology, Inc.	2.5%
Intel Corp.	2.0%
Tesla, Inc.	2.0%
Western Digital Corp.	1.9%
Teradyne, Inc.	1.8%
Lam Research Corp.	1.8%
Advanced Micro Devices, Inc.	1.7%
Monolithic Power Systems, Inc.	1.7%
Warner Bros Discovery, Inc.	1.6%
Coinbase Global, Inc.	1.5%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Biotech Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Biotech Bear 3X Shares
Class Name	Direxion Daily S&P Biotech Bear 3X Shares
Trading Symbol	LABD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P Biotech Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Biotech Bear 3X Shares	$70	0.95%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Direxion Daily S&P Biotech Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by S&P Dow Jones Indices LLC and includes domestic companies from the biotechnology industry. The Index is a modified equal-weighted index that is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards (GICS).
Over the Annual Period, biotechnology companies experienced significant stock-level dispersion driven by clinical-trial progress, regulatory approvals, and partnership activity. Early-stage firms were influenced by access to capital and advancement of research pipelines. Commercial-stage companies reacted to product sales, competition, and pricing developments. Broader investor sentiment toward higher-risk, innovation-driven industries contributed to periodic volatility. Overall, the index reflected the sector’s inherently binary outcomes driven by scientific milestones and regulatory events.
For the Annual Period, the S&P Biotechnology Select Industry Index returned 16.53% and had volatility of 28.29%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P Biotech Bear 3X Shares returned -52.92%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Biotechnology Select Industry Index’s volatility, provided a return of -60.60%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P Biotech Bear 3X Shares NAV	-52.92	-43.57	-54.39
S&P 500® Index	21.45	17.64	14.64
S&P Biotechnology Select Industry Index	16.53	0.29	5.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 75,803,451
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 456,020
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$75,803,451
Number of Holdings	10
Net Advisory Fee	$456,020
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Avidity Biosciences, Inc.	2.4%
Revolution Medicines, Inc.	2.1%
Insmed, Inc.	2.1%
Crispr Therapeutics AG ADR	2.0%
BridgeBio Pharma, Inc.	1.9%
Exact Sciences Corp.	1.9%
Regeneron Pharmaceuticals, Inc.	1.9%
Natera, Inc.	1.9%
Roivant Sciences Ltd. ADR	1.9%
Ionis Pharmaceuticals, Inc.	1.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily S&P Biotech Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily S&P Biotech Bull 3X Shares
Class Name	Direxion Daily S&P Biotech Bull 3X Shares
Trading Symbol	LABU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily S&P Biotech Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P Biotech Bull 3X Shares	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily S&P Biotech Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by S&P Dow Jones Indices LLC and includes domestic companies from the biotechnology industry. The Index is a modified equal-weighted index that is designed to measure the performance of the biotechnology sub-industry based on the Global Industry Classification Standards (GICS).
Over the Annual Period, biotechnology companies experienced significant stock-level dispersion driven by clinical-trial progress, regulatory approvals, and partnership activity. Early-stage firms were influenced by access to capital and advancement of research pipelines. Commercial-stage companies reacted to product sales, competition, and pricing developments. Broader investor sentiment toward higher-risk, innovation-driven industries contributed to periodic volatility. Overall, the index reflected the sector’s inherently binary outcomes driven by scientific milestones and regulatory events.
For the Annual Period, the S&P Biotechnology Select Industry Index returned 16.53% and had volatility of 28.29%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P Biotech Bull 3X Shares returned 10.53%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Biotechnology Select Industry Index’s volatility, provided a return of 24.35%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily S&P Biotech Bull 3X Shares NAV	10.53	-34.11	-21.65
S&P 500® Index	21.45	17.64	14.64
S&P Biotechnology Select Industry Index	16.53	0.29	5.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 803,982,405
Holdings Count | $ / shares	142
Advisory Fees Paid, Amount	$ 5,261,855
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$803,982,405
Number of Holdings	142
Net Advisory Fee	$5,261,855
Portfolio Turnover	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	233.1%
Common Stocks	66.9%
Total (as % of net assets)	300.0%

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Avidity Biosciences, Inc.	2.4%
Revolution Medicines, Inc.	2.1%
Insmed, Inc.	2.1%
Crispr Therapeutics AG ADR	2.0%
BridgeBio Pharma, Inc.	1.9%
Exact Sciences Corp.	1.9%
Regeneron Pharmaceuticals, Inc.	1.9%
Natera, Inc.	1.9%
Roivant Sciences Ltd. ADR	1.9%
Ionis Pharmaceuticals, Inc.	1.9%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductor Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductor Bear 3X Shares
Class Name	Direxion Daily Semiconductor Bear 3X Shares
Trading Symbol	SOXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Semiconductor Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Semiconductor Bear 3X Shares	$50	0.87%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductor Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the NYSE Semiconductor Index. NYSE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies.
Across the Annual Period, semiconductor companies were influenced by demand for data-center processors, AI accelerators, communication chips, and consumer-device components. Chip designers responded to technological advances, product launches, and procurement cycles among cloud-service providers. Semiconductor manufacturers and equipment suppliers were shaped by fab-utilization levels, capital-expenditure trends, and regional manufacturing initiatives. Inventory adjustments in certain end markets introduced periods of volatility. Overall, the index reflected both structural growth drivers and cyclical elements within the semiconductor industry.
For the Annual Period, the NYSE Semiconductor Index returned 42.03% and had volatility of 39.20%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Semiconductor Bear 3X Shares returned -85.04%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE Semiconductor Index’s volatility, provided a return of -87.52%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Semiconductor Bear 3X Shares NAV	-85.04	-74.87	-74.15
S&P 500® Index	21.45	17.64	14.64
NYSE Semiconductor Index	42.03	26.41	27.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,224,712,972
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 6,982,528
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,224,712,972
Number of Holdings	12
Net Advisory Fee	$6,982,528
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	9.9%
Broadcom, Inc.	7.8%
NVIDIA Corp.	7.3%
Micron Technology, Inc.	5.9%
Qualcomm, Inc.	5.3%
Intel Corp.	5.0%
Lam Research Corp.	4.9%
Marvell Technology, Inc.	4.7%
Applied Materials, Inc.	4.6%
KLA-Tencor Corp.	4.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Semiconductor Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Semiconductor Bull 3X Shares
Class Name	Direxion Daily Semiconductor Bull 3X Shares
Trading Symbol	SOXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Semiconductor Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Semiconductor Bull 3X Shares	$93	0.71%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Semiconductor Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the NYSE Semiconductor Index. NYSE Semiconductor Index is a rules-based, modified float-adjusted market capitalization-weighted index that tracks the performance of the thirty largest U.S. listed semiconductor companies.
Across the Annual Period, semiconductor companies were influenced by demand for data-center processors, AI accelerators, communication chips, and consumer-device components. Chip designers responded to technological advances, product launches, and procurement cycles among cloud-service providers. Semiconductor manufacturers and equipment suppliers were shaped by fab-utilization levels, capital-expenditure trends, and regional manufacturing initiatives. Inventory adjustments in certain end markets introduced periods of volatility. Overall, the index reflected both structural growth drivers and cyclical elements within the semiconductor industry.
For the Annual Period, the NYSE Semiconductor Index returned 42.03% and had volatility of 39.20%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Semiconductor Bull 3X Shares returned 61.13%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the NYSE Semiconductor Index’s volatility, provided a return of 81.75%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Semiconductor Bull 3X Shares NAV	61.13	24.33	40.14
S&P 500® Index	21.45	17.64	14.64
NYSE Semiconductor Index	42.03	26.41	27.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 13,667,007,269
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 64,419,411
Investment Company Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,667,007,269
Number of Holdings	43
Net Advisory Fee	$64,419,411
Portfolio Turnover	250%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	231.1%
Common Stocks	68.9%
Total (as % of net assets)	300.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	9.9%
Broadcom, Inc.	7.8%
NVIDIA Corp.	7.3%
Micron Technology, Inc.	5.9%
Qualcomm, Inc.	5.3%
Intel Corp.	5.0%
Lam Research Corp.	4.9%
Marvell Technology, Inc.	4.7%
Applied Materials, Inc.	4.6%
KLA-Tencor Corp.	4.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Small Cap Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Small Cap Bear 3X Shares
Class Name	Direxion Daily Small Cap Bear 3X Shares
Trading Symbol	TZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Small Cap Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Small Cap Bear 3X Shares	$70	0.90%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Small Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization.
Over the Annual Period, the Russell 2000® reflected the sensitivity of small-cap companies to interest rates, financing conditions, and changing expectations for domestic economic growth. Industrials and select energy companies benefited from cyclical momentum, while regional banks and healthcare innovators experienced uneven performance tied to credit conditions and regulatory developments. More speculative or unprofitable technology companies faced persistent valuation pressure as investors weighed the cost of capital and sustainability of business models. Changes in monetary-policy expectations drove periodic rallies and reversals across the small-cap landscape. Overall, the index captured the rate sensitivity, economic exposure, and diverse fundamentals that define United States small-cap equities.
For the Annual Period, the Russell 2000® Index returned 14.41% and had volatility of 23.65%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Small Cap Bear 3X Shares returned -43.51%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Russell 2000® Index’s volatility, provided a return of -52.49%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Small Cap Bear 3X Shares NAV	-43.51	-41.42	-41.12
Russell 2000® Index	14.41	11.50	9.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 328,148,084
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 2,173,911
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$328,148,084
Number of Holdings	11
Net Advisory Fee	$2,173,911
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Industrials	18.2%
Health Care	17.0%
Financials	16.9%
Information Technology	16.4%
Consumer Discretionary	9.0%
Real Estate	5.5%
Energy	5.0%
Materials	4.0%
Utilities	3.4%
Communication Services	2.8%
Consumer Staples	1.8%

Top 10 Constituents of Index	(%)
Bloom Energy Corp. Class A	1.0%
Credo Technology Group Holding Shares	1.0%
IonQ, Inc.	0.6%
Fabrinet	0.6%
Kratos Defense & Security Solutions, Inc.	0.5%
Nextracker, Inc. Class A	0.5%
Oklo, Inc.	0.5%
Rigetti Computing, Inc.	0.5%
AeroVironment, Inc.	0.4%
D-Wave Quantum, Inc.	0.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Small Cap Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Small Cap Bull 3X Shares
Class Name	Direxion Daily Small Cap Bull 3X Shares
Trading Symbol	TNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Small Cap Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Small Cap Bull 3X Shares	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Small Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization.
Over the Annual Period, the Russell 2000® reflected the sensitivity of small-cap companies to interest rates, financing conditions, and changing expectations for domestic economic growth. Industrials and select energy companies benefited from cyclical momentum, while regional banks and healthcare innovators experienced uneven performance tied to credit conditions and regulatory developments. More speculative or unprofitable technology companies faced persistent valuation pressure as investors weighed the cost of capital and sustainability of business models. Changes in monetary-policy expectations drove periodic rallies and reversals across the small-cap landscape. Overall, the index captured the rate sensitivity, economic exposure, and diverse fundamentals that define United States small-cap equities.
For the Annual Period, the Russell 2000® Index returned 14.41% and had volatility of 23.65%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Small Cap Bull 3X Shares returned 13.36%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Russell 2000® Index’s volatility, provided a return of 26.93%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Small Cap Bull 3X Shares NAV	13.36	8.64	3.59
Russell 2000® Index	14.41	11.50	9.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 2,043,593,419
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 15,372,242
Investment Company Portfolio Turnover	188.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,043,593,419
Number of Holdings	11
Net Advisory Fee	$15,372,242
Portfolio Turnover	188%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.6%
Investment Companies	71.4%
Total (as % of net assets)	300.0%

Index Composition	(%)
Industrials	18.2%
Health Care	17.0%
Financials	16.9%
Information Technology	16.4%
Consumer Discretionary	9.0%
Real Estate	5.5%
Energy	5.0%
Materials	4.0%
Utilities	3.4%
Communication Services	2.8%
Consumer Staples	1.8%

Top 10 Constituents of Index	(%)
Bloom Energy Corp. Class A	1.0%
Credo Technology Group Holding Shares	1.0%
IonQ, Inc.	0.6%
Fabrinet	0.6%
Kratos Defense & Security Solutions, Inc.	0.5%
Nextracker, Inc. Class A	0.5%
Oklo, Inc.	0.5%
Rigetti Computing, Inc.	0.5%
AeroVironment, Inc.	0.4%
D-Wave Quantum, Inc.	0.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Bear 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Bear 3X Shares
Class Name	Direxion Daily Technology Bear 3X Shares
Trading Symbol	TECS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Technology Bear 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Technology Bear 3X Shares	$60	0.92%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Bear 3X Shares seeks daily investment results, before fees and expenses, of -300% of the performance of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics.
Over the Annual Period, technology companies continued to benefit from secular demand tied to artificial intelligence, cloud computing, and digital transformation. Semiconductor manufacturers responded to strong interest in advanced memory, logic, and AI accelerators. Software firms were influenced by enterprise spending patterns, subscription growth, and platform adoption. Hardware and communications equipment makers experienced varied conditions depending on investment cycles and infrastructure buildouts. Valuation sensitivity and monetary-policy expectations created periodic volatility. Overall, the index reflected the innovation-driven leadership of the United States technology sector.
For the Annual Period, the Technology Select Sector Index returned 36.17% and had volatility of 27.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Technology Bear 3X Shares returned -70.61%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Technology Select Sector Index’s volatility, provided a return of -75.30%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Technology Bear 3X Shares NAV	-70.61	-58.74	-59.52
S&P 500® Index	21.45	17.64	14.64
Technology Select Sector Index	36.17	23.19	22.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 93,651,814
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 641,582
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$93,651,814
Number of Holdings	12
Net Advisory Fee	$641,582
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	38.2%
Software	34.1%
Technology Hardware, Storage & Peripherals	14.6%
IT Services	4.7%
Communications Equipment	4.6%
Electronic Equipment, Instruments & Components	3.8%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	15.1%
Apple, Inc.	12.3%
Microsoft Corp.	11.8%
Broadcom, Inc.	5.3%
Palantir Technologies, Inc.	3.9%
Advanced Micro Devices, Inc.	3.6%
Oracle Corp.	3.2%
Cisco Systems, Inc.	2.5%
International Business Machines Corp.	2.5%
Micron Technology, Inc.	2.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Technology Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Technology Bull 3X Shares
Class Name	Direxion Daily Technology Bull 3X Shares
Trading Symbol	TECL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Technology Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Technology Bull 3X Shares	$117	0.83%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Technology Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Technology Select Sector Index. The Technology Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the technology sector which includes the following industries: computers and peripherals; software; diversified telecommunications services; communications equipment; semiconductors and semi-conductor equipment; internet software and services; IT services; electronic equipment, instruments and components; wireless telecommunication services; and office electronics.
Over the Annual Period, technology companies continued to benefit from secular demand tied to artificial intelligence, cloud computing, and digital transformation. Semiconductor manufacturers responded to strong interest in advanced memory, logic, and AI accelerators. Software firms were influenced by enterprise spending patterns, subscription growth, and platform adoption. Hardware and communications equipment makers experienced varied conditions depending on investment cycles and infrastructure buildouts. Valuation sensitivity and monetary-policy expectations created periodic volatility. Overall, the index reflected the innovation-driven leadership of the United States technology sector.
For the Annual Period, the Technology Select Sector Index returned 36.17% and had volatility of 27.11%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Technology Bull 3X Shares returned 81.00%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Technology Select Sector Index’s volatility, provided a return of 103.41%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Daily Technology Bull 3X Shares NAV	81.00	42.60	44.43
S&P 500® Index	21.45	17.64	14.64
Technology Select Sector Index	36.17	23.19	22.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 4,774,267,060
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 22,373,327
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,774,267,060
Number of Holdings	80
Net Advisory Fee	$22,373,327
Portfolio Turnover	94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	228.9%
Common Stocks	71.1%
Total (as % of net assets)	300.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	38.2%
Software	34.1%
Technology Hardware, Storage & Peripherals	14.6%
IT Services	4.7%
Communications Equipment	4.6%
Electronic Equipment, Instruments & Components	3.8%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	15.1%
Apple, Inc.	12.3%
Microsoft Corp.	11.8%
Broadcom, Inc.	5.3%
Palantir Technologies, Inc.	3.9%
Advanced Micro Devices, Inc.	3.6%
Oracle Corp.	3.2%
Cisco Systems, Inc.	2.5%
International Business Machines Corp.	2.5%
Micron Technology, Inc.	2.1%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Transportation Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Transportation Bull 3X Shares
Class Name	Direxion Daily Transportation Bull 3X Shares
Trading Symbol	TPOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Transportation Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Transportation Bull 3X Shares	$89	0.95%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Transportation Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the S&P Transportation Select Industry FMC Capped Index. The S&P Transportation Select Industry FMC Capped Index is provided by S&P Dow Jones Indices and is designed to measure stocks in the S&P Total Market Index that are included in the GICS transportation sub-industry.
Over the Annual Period, transportation companies experienced varied conditions across passenger travel and freight markets. Airlines responded to capacity trends, travel demand, and fuel-price movements. Railroads and trucking carriers were influenced by freight volumes, pricing dynamics, and industrial-production patterns. Logistics and parcel-delivery companies were shaped by e-commerce activity and network-efficiency initiatives. Labor conditions, fuel costs, and supply-chain developments contributed further variability. Overall, the index reflected shifts in demand and cost structures across the transportation ecosystem.
For the Annual Period, the S&P Transportation Select Industry FMC Capped Index returned 5.94% and had volatility of 25.52%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Transportation Bull 3X Shares returned -13.01%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the S&P Transportation Select Industry FMC Capped Index’s volatility, provided a return of -1.86%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Transportation Bull 3X Shares NAV	-13.01	10.13	3.20
S&P 500® Index	21.45	17.64	15.08
S&P Transportation Select Industry FMC Capped Index	5.94	10.17	9.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 14,051,318
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 106,763
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$14,051,318
Number of Holdings	51
Net Advisory Fee	$106,763
Portfolio Turnover	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	235.0%
Common Stocks	65.0%
Total (as % of net assets)	300.0%

Index Composition	(%)
Ground Transportation	64.0%
Air Freight & Logistics	19.5%
Passenger Airlines	15.0%
Marine Transportation	1.5%

Top 10 Constituents of Index	(%)
Uber Technologies, Inc.	22.3%
Union Pacific Corp.	15.5%
United Parcel Service, Inc. Class B	7.7%
FedEx Corp.	4.9%
CSX Corp.	4.9%
Norfolk Southern Corp.	4.5%
Delta Air Lines, Inc.	4.1%
Old Dominion Freight Line, Inc.	4.1%
United Continental Holdings, Inc.	3.8%
C.H. Robinson Worldwide, Inc.	2.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Direxion Daily Utilities Bull 3X Shares
Shareholder Report [Line Items]
Fund Name	Direxion Daily Utilities Bull 3X Shares
Class Name	Direxion Daily Utilities Bull 3X Shares
Trading Symbol	UTSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Daily Utilities Bull 3X Shares for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily Utilities Bull 3X Shares	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Daily Utilities Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the performance of the Utilities Select Sector Index. The Utilities Select Sector Index is provided by S&P Dow Jones Indices and includes domestic companies from the utilities sector which includes the following industries: electric utilities; multi-utilities; water utilities; independent power producers and energy trades; and gas utilities.
Over the Annual Period, utilities companies were influenced by interest-rate expectations, regulatory environments, and capital-spending plans tied to grid modernization and renewable-energy transition. Electric utilities responded to changes in power demand, fuel costs, and progress on infrastructure upgrades. Independent power producers were shaped by wholesale pricing trends and generation mix. Water and gas utilities experienced steadier conditions but remained sensitive to rate-case outcomes. Overall, the index reflected the defensive nature of utilities while also incorporating long-term structural investment themes in the United States energy system.
For the Annual Period, the Utilities Select Sector Index returned 14.72% and had volatility of 16.64%. Given the daily investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Utilities Bull 3X Shares returned 23.67%, while the model, which incorporates the impact of the daily rebalancing resulting in compounding and the Utilities Select Sector Index’s volatility, provided a return of 38.88%. Factors that may materially impact Fund performance include the volatility of the Fund’s Index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2017)
Direxion Daily Utilities Bull 3X Shares NAV	23.67	13.75	9.94
S&P 500® Index	21.45	17.64	15.08
Utilities Select Sector Index	14.72	10.81	10.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 34,722,183
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 289,430
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$34,722,183
Number of Holdings	40
Net Advisory Fee	$289,430
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	222.1%
Common Stocks	77.9%
Total (as % of net assets)	300.0%

Index Composition	(%)
Electric Utilities	65.9%
Multi-Utilities	25.2%
Independent Power and Renewable Electricity Producers	5.1%
Gas Utilities	2.0%
Water Utilities	1.8%

Top 10 Constituents of Index	(%)
NextEra Energy, Inc.	12.3%
Constellation Energy Corp.	8.6%
Southern Co.	7.6%
Duke Energy Corp.	7.1%
American Electric Power Co., Inc.	4.7%
Sempra Energy	4.4%
Vistra Corp.	4.4%
Dominion Energy, Inc.	3.7%
Xcel Energy, Inc.	3.5%
Exelon Corp.	3.4%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion

[1]
**	Percentage shown is annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
**	Percentage shown is annualized.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[5]
**	Percentage shown is annualized.

[6]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[7]
**	Percentage shown is annualized.

[8]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
**	Percentage shown is annualized.

[10]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[11]
**	Percentage shown is annualized.

[12]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[13]
**	Percentage shown is annualized.

[14]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[15]
**	Percentage shown is annualized.

[16]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[17]
**	Percentage shown is annualized.

[18]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[19]
**	Percentage shown is annualized.

[20]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[21]
**	Percentage shown is annualized.

[22]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[23]
**	Percentage shown is annualized.

[24]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[25]
**	Percentage shown is annualized.

[26]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[27]
**	Percentage shown is annualized.

[28]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[29]
**	Percentage shown is annualized.

[30]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[31]
**	Percentage shown is annualized.

[32]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[33]
**	Percentage shown is annualized.

[34]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[35]
**	Percentage shown is annualized.

[36]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[37]
**	Percentage shown is annualized.

[38]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[39]
**	Percentage shown is annualized.

[40]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[41]
**	Percentage shown is annualized.

[42]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[43]
**	Percentage shown is annualized.

[44]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[45]
**	Percentage shown is annualized.

[46]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[47]
**	Percentage shown is annualized.

[48]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[49]
**	Percentage shown is annualized.

[50]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[51]
**	Percentage shown is annualized.

[52]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[53]
**	Percentage shown is annualized.

[54]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[55]
**	Percentage shown is annualized.

[56]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[57]
**	Percentage shown is annualized.

[58]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[59]
**	Percentage shown is annualized.

[60]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.